UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Money Market Portfolio Money Market Portfolio Select Class : FMYXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.0
8-30	9.8
31-60	7.9
61-90	4.9
91-180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.7
Commercial Paper - 18.6
U.S. Treasury Obligations - 13.6
Certificates of Deposit - 9.8
Non-Negotiable Time Deposit - 7.0
Net Other Assets (Liabilities) - (1.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912791.100    931-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Class II : FCEXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912812.100    600-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Money Market Portfolio Money Market Portfolio Class I : FMPXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.0
8-30	9.8
31-60	7.9
61-90	4.9
91-180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.7
Commercial Paper - 18.6
U.S. Treasury Obligations - 13.6
Certificates of Deposit - 9.8
Non-Negotiable Time Deposit - 7.0
Net Other Assets (Liabilities) - (1.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912789.100    59-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Money Market Portfolio Money Market Portfolio Class II : FCIXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.0
8-30	9.8
31-60	7.9
61-90	4.9
91-180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.7
Commercial Paper - 18.6
U.S. Treasury Obligations - 13.6
Certificates of Deposit - 9.8
Non-Negotiable Time Deposit - 7.0
Net Other Assets (Liabilities) - (1.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912788.100    541-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class IV : FOPXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 70	0.68%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912804.100    2017-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Tax-Exempt Portfolio Tax-Exempt Portfolio Class III : FETXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.6
8-30	1.0
31-60	3.7
61-90	3.3
91-180	5.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 47.1
Tender Option Bond - 22.5
Municipal Securities - 12.0
Commercial Paper - 3.9
Net Other Assets (Liabilities) - 14.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912780.100    684-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Select Class : FTYXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912809.100    906-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Government Portfolio Government Portfolio Class III : FCGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	8.1
31-60	8.1
61-90	1.6
91-180	2.2
>180	5.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 56.1
U.S. Government Agency - Debt - 29.0
U.S. Treasury Obligations - 17.9
Net Other Assets (Liabilities) - (3.0)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912785.100    657-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Class III : FCSXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912814.100    696-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Tax-Exempt Portfolio Tax-Exempt Portfolio Class II : FEXXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.6
8-30	1.0
31-60	3.7
61-90	3.3
91-180	5.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 47.1
Tender Option Bond - 22.5
Municipal Securities - 12.0
Commercial Paper - 3.9
Net Other Assets (Liabilities) - 14.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912778.100    544-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Government Portfolio Government Portfolio Institutional Class : FRGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	8.1
31-60	8.1
61-90	1.6
91-180	2.2
>180	5.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 56.1
U.S. Government Agency - Debt - 29.0
U.S. Treasury Obligations - 17.9
Net Other Assets (Liabilities) - (3.0)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912782.100    2642-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Tax-Exempt Portfolio Tax-Exempt Portfolio Class I : FTCXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.6
8-30	1.0
31-60	3.7
61-90	3.3
91-180	5.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 47.1
Tender Option Bond - 22.5
Municipal Securities - 12.0
Commercial Paper - 3.9
Net Other Assets (Liabilities) - 14.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912779.100    56-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class II : FOXXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912806.100    542-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class III : FOIXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912807.100    543-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Tax-Exempt Portfolio Tax-Exempt Portfolio Select Class : FSXXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.6
8-30	1.0
31-60	3.7
61-90	3.3
91-180	5.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 47.1
Tender Option Bond - 22.5
Municipal Securities - 12.0
Commercial Paper - 3.9
Net Other Assets (Liabilities) - 14.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912781.100    938-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Government Portfolio Government Portfolio Select Class : FGEXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	8.1
31-60	8.1
61-90	1.6
91-180	2.2
>180	5.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 56.1
U.S. Government Agency - Debt - 29.0
U.S. Treasury Obligations - 17.9
Net Other Assets (Liabilities) - (3.0)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912786.100    918-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Select Class : FTUXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912815.100    911-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class I : FSIXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912808.100    680-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Class IV : FTVXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 70	0.68%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912810.100    2016-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Institutional Class : FRBXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912811.100    2644-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Money Market Portfolio Money Market Portfolio Class III : FCOXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.0
8-30	9.8
31-60	7.9
61-90	4.9
91-180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.7
Commercial Paper - 18.6
U.S. Treasury Obligations - 13.6
Certificates of Deposit - 9.8
Non-Negotiable Time Deposit - 7.0
Net Other Assets (Liabilities) - (1.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912790.100    659-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Government Portfolio Government Portfolio Class II : FCVXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	8.1
31-60	8.1
61-90	1.6
91-180	2.2
>180	5.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 56.1
U.S. Government Agency - Debt - 29.0
U.S. Treasury Obligations - 17.9
Net Other Assets (Liabilities) - (3.0)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912784.100    604-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Institutional Class : FRSXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	15.8
8-30	22.3
31-60	31.4
61-90	23.6
91-180	10.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.4
Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912805.100    2643-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Money Market Portfolio Money Market Portfolio Institutional Class : FNSXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.0
8-30	9.8
31-60	7.9
61-90	4.9
91-180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.7
Commercial Paper - 18.6
U.S. Treasury Obligations - 13.6
Certificates of Deposit - 9.8
Non-Negotiable Time Deposit - 7.0
Net Other Assets (Liabilities) - (1.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912787.100    2013-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Government Portfolio Government Portfolio Class I : FIGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	8.1
31-60	8.1
61-90	1.6
91-180	2.2
>180	5.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 56.1
U.S. Government Agency - Debt - 29.0
U.S. Treasury Obligations - 17.9
Net Other Assets (Liabilities) - (3.0)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912783.100    57-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Treasury Portfolio Treasury Portfolio Class I : FISXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015
What did the Fund invest in?
(as of March 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	10.7
31-60	7.8
61-90	1.9
91-180	1.9
>180	4.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 55.0
U.S. Treasury Obligations - 47.6
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912813.100    695-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$43,800	$-	$5,800	$800
Money Market Portfolio	$40,800	$-	$5,800	$800
Tax-Exempt Portfolio	$32,300	$-	$5,600	$700
Treasury Only Portfolio	$34,700	$-	$5,800	$700
Treasury Portfolio	$40,400	$-	$5,800	$800

March 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$43,600	$-	$5,400	$900
Money Market Portfolio	$40,200	$-	$5,600	$900
Tax-Exempt Portfolio	$31,300	$-	$5,400	$800
Treasury Only Portfolio	$33,600	$-	$5,400	$800
Treasury Portfolio	$39,600	$-	$5,400	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2025A	March 31, 2024A
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A	March 31, 2024A
Deloitte Entities	$3,043,400	$6,331,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Annual Report
March 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Treasury Only Portfolio
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 103.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 4/1/2025	4.24 to 4.27	537,726,300	537,726,299
US Treasury Bills 0% 4/10/2025	4.25 to 4.43	4,903,394,400	4,898,199,009
US Treasury Bills 0% 4/15/2025	4.27	1,800,000,000	1,797,031,999
US Treasury Bills 0% 4/17/2025	4.26 to 4.36	3,261,000,000	3,254,855,372
US Treasury Bills 0% 4/22/2025	4.23 to 4.28	2,987,000,000	2,979,630,922
US Treasury Bills 0% 4/24/2025	4.26 to 4.40	2,750,000,000	2,742,561,735
US Treasury Bills 0% 4/29/2025	4.24 to 4.29	3,703,000,000	3,690,816,054
US Treasury Bills 0% 4/3/2025	4.27 to 4.33	4,202,483,600	4,201,493,004
US Treasury Bills 0% 4/8/2025	4.24 to 4.27	1,600,000,000	1,598,680,889
US Treasury Bills 0% 5/1/2025	4.23 to 4.44	5,908,198,300	5,887,371,637
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	2,550,000,000	2,537,485,227
US Treasury Bills 0% 5/15/2025	4.27	3,300,000,000	3,282,959,165
US Treasury Bills 0% 5/20/2025	4.24 to 4.27	3,436,000,000	3,416,300,408
US Treasury Bills 0% 5/22/2025	4.26 to 4.41	4,609,000,000	4,581,298,204
US Treasury Bills 0% 5/27/2025	4.26 to 4.27	2,477,000,000	2,460,792,876
US Treasury Bills 0% 5/29/2025	4.24	2,000,000,000	1,986,482,778
US Treasury Bills 0% 5/6/2025	4.25	2,550,000,000	2,539,562,222
US Treasury Bills 0% 5/8/2025	4.25 to 4.30	4,514,000,000	4,494,397,717
US Treasury Bills 0% 6/10/2025	4.26	2,500,000,000	2,479,559,027
US Treasury Bills 0% 6/12/2025	4.25	3,750,000,000	3,718,499,999
US Treasury Bills 0% 6/17/2025	4.29	3,250,000,000	3,220,595,623
US Treasury Bills 0% 6/20/2025	4.25	3,400,000,000	3,368,331,249
US Treasury Bills 0% 6/24/2025	4.27	2,500,000,000	2,475,412,499
US Treasury Bills 0% 6/26/2025	4.23 to 4.26	3,450,000,000	3,415,503,250
US Treasury Bills 0% 6/3/2025	4.25	1,500,000,000	1,489,001,250
US Treasury Bills 0% 6/5/2025	4.25 to 4.26	3,800,000,000	3,771,127,503
US Treasury Bills 0% 7/1/2025	4.26	500,000,000	494,691,665
US Treasury Bills 0% 7/15/2025	4.23 to 4.25	2,500,000,000	2,469,533,199
US Treasury Bills 0% 7/22/2025	4.25	1,100,000,000	1,085,643,776
US Treasury Bills 0% 7/29/2025	4.25 to 4.26	835,000,000	823,418,531
US Treasury Bills 0% 7/3/2025	4.23 to 4.25	2,480,000,000	2,453,670,972
US Treasury Bills 0% 7/8/2025	4.24	1,875,000,000	1,853,664,582
US Treasury Bills 0% 9/18/2025	4.19	1,299,000,000	1,273,846,410
US Treasury Notes 0.375% 4/30/2025	4.33 to 4.45	550,000,000	548,278,461
US Treasury Notes 2.125% 5/15/2025	4.38 to 4.43	436,000,000	434,818,107
US Treasury Notes 2.625% 4/15/2025	4.42	5,000,000	4,996,592
US Treasury Notes 2.75% 5/15/2025	4.35 to 4.44	240,000,000	239,523,371
US Treasury Notes 2.875% 4/30/2025	4.37	43,000,000	42,949,391
US Treasury Notes 3 month U.S. Treasury Bill + 0.101%, 4.3329% 1/31/2027 (c)(d)	4.33	3,125,000,000	3,124,950,696
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.3849% 4/30/2026 (c)(d)	4.38 to 4.39	1,763,000,000	1,763,276,831
US Treasury Notes 3 month U.S. Treasury Bill + 0.169%, 4.4039% 4/30/2025 (c)(d)	4.40	355,000,000	355,024,233
US Treasury Notes 3 month U.S. Treasury Bill + 0.17%, 4.4049% 10/31/2025 (c)(d)	4.40 to 4.41	832,000,000	831,797,402
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.4169% 7/31/2026 (c)(d)	4.41 to 4.42	2,531,000,000	2,530,148,099
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.4399% 10/31/2026 (c)(d)	4.43 to 4.44	1,686,000,000	1,687,327,538
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.4799% 1/31/2026 (c)(d)	4.47 to 4.48	902,000,000	902,432,800
US Treasury Notes 3.875% 4/30/2025	4.37 to 4.38	20,000,000	19,992,133
US Treasury Notes Inflation-Indexed 0.125% 4/15/2025	-2.34 to -1.71	1,135,151,550	1,136,220,256
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,901,880,962)			104,901,880,962

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $104,901,880,962)	104,901,880,962
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(3,470,898,372)
NET ASSETS - 100.0%	101,430,982,590

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Treasury Only Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $104,901,880,962):		$104,901,880,962
Cash		424,999,971
Receivable for fund shares sold		354,612,499
Interest receivable		92,363,038
Prepaid expenses		33,452
Receivable from investment adviser for expense reductions		2,955,937
Other receivables		820,171
Total assets		105,777,666,030
Liabilities
Payable for investments purchased	$3,851,938,962
Payable for fund shares redeemed	346,891,141
Distributions payable	125,322,680
Accrued management fee	11,954,634
Distribution and service plan fees payable	1,751,107
Other affiliated payables	3,732,390
Other payables and accrued expenses	5,092,526
Total liabilities		4,346,683,440
Net Assets		$101,430,982,590
Net Assets consist of:
Paid in capital		$101,429,910,927
Total accumulated earnings (loss)		1,071,663
Net Assets		$101,430,982,590

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($26,705,193,448 ÷ 26,701,387,950 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($3,217,127,250 ÷ 3,217,572,932 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,414,226,663 ÷ 3,413,647,637 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($1,206,117,647 ÷ 1,206,044,690 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($2,505,505,008 ÷ 2,505,652,558 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($64,382,812,574 ÷ 64,383,069,734 shares)		$1.00
Statement of Operations
Year ended March 31, 2025
Investment Income
Interest		$4,214,196,906
Expenses
Management fee	$120,489,425
Transfer agent fees	35,192,670
Distribution and service plan fees	20,201,933
Accounting fees and expenses	2,594,766
Custodian fees and expenses	768,024
Independent trustees' fees and expenses	215,349
Registration fees	4,810,570
Audit fees	48,383
Legal	35,553
Miscellaneous	161,063
Total expenses before reductions	184,517,736
Expense reductions	(31,398,709)
Total expenses after reductions		153,119,027
Net Investment income (loss)		4,061,077,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	369,096
Total net realized gain (loss)		369,096
Net increase in net assets resulting from operations		$4,061,446,975
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,061,077,879	$2,834,657,648
Net realized gain (loss)	369,096	1,180,261
Net increase in net assets resulting from operations	4,061,446,975	2,835,837,909
Distributions to shareholders	(4,059,937,985)	(2,834,992,604)

Share transactions - net increase (decrease)	28,571,883,562	21,241,298,905
Total increase (decrease) in net assets	28,573,392,552	21,242,144,210

Net Assets
Beginning of period	72,857,590,038	51,615,445,828
End of period	$101,430,982,590	$72,857,590,038

Financial Highlights
Treasury Only Portfolio Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.050	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.050	.025	- B	- B
Distributions from net investment income	(.048)	(.050)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.050)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.88%	5.14%	2.50%	.02%	.04%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.73%	5.04%	2.53%	.02%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$26,705,193	$18,071,175	$14,612,028	$12,145,689	$10,871,418

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class II

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.049	.023	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.049	.023	- B	- B
Distributions from net investment income	(.046)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.046)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.72%	4.98%	2.34%	.01%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.09%	.16%
Expenses net of all reductions	.33%	.33%	.33%	.09%	.16%
Net investment income (loss)	4.58%	4.89%	2.38%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,217,127	$2,725,724	$2,196,009	$1,126,223	$943,214

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class III

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.045	.048	.022	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.045	.048	.022	- B	- B
Distributions from net investment income	(.045)	(.048)	(.022)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.045)	(.048)	(.022)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.62%	4.87%	2.25%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.08%	.17%
Expenses net of all reductions	.43%	.43%	.43%	.08%	.17%
Net investment income (loss)	4.48%	4.79%	2.28%	.02%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,414,227	$2,927,914	$2,484,121	$1,155,413	$1,349,490

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class IV

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.043	.045	.020	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.043	.045	.020	- B	- B
Distributions from net investment income	(.043)	(.045)	(.020)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.043)	(.045)	(.020)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.35%	4.61%	2.02%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.66%	.08%	.17%
Expenses net of all reductions	.68%	.68%	.66%	.08%	.17%
Net investment income (loss)	4.23%	4.54%	2.05%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,206,118	$1,377,906	$795,014	$196,044	$334,038

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Select Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.050	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.050	.024	- B	- B
Distributions from net investment income	(.047)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.047)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.82%	5.08%	2.45%	.01%	.03%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.08%	.16%
Expenses net of all reductions	.23%	.23%	.23%	.08%	.16%
Net investment income (loss)	4.68%	4.99%	2.49%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,505,505	$1,961,585	$1,271,129	$325,479	$263,972

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Institutional Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.051	.025	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.051	.025	- B	.001
Distributions from net investment income	(.048)	(.051)	(.025)	- B	(.001)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.051)	(.025)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.92%	5.18%	2.54%	.02%	.06%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.77%	5.08%	2.57%	.02%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$64,382,813	$45,793,286	$30,257,145	$18,931,741	$19,119,511

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 55.0%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.37%, dated 4/1/2025 due 4/2/2025 (b)	1,249,151,615	1,249,000,000
Fixed Income Clearing Corp - ING 4.36%, dated 4/1/2025 due 4/2/2025 (b)	267,032,337	267,000,000
Investments in repurchase agreements in a joint trading account at 4.36%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Treasury Obligations)#	524,552,551	524,489,000
Investments in repurchase agreements in a joint trading account at 4.36%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Treasury Obligations)#	306,993,176	306,956,000
Sumitomo Mitsui Banking Corp 4.35%, dated 4/2/2025 due 4/16/2025 (b)	12,020,300	12,000,000
Repurchase Agreements*	34,636,465,231	34,614,205,600
TOTAL REPURCHASE AGREEMENTS (Cost $36,973,650,600)		36,973,650,600

U.S. Treasury Obligations - 47.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.12	51,000,000	49,026,526
US Treasury Bills 0% 4/1/2025	4.26 to 4.42	1,263,000,000	1,263,000,000
US Treasury Bills 0% 4/10/2025	4.37 to 4.40	242,000,000	241,740,169
US Treasury Bills 0% 4/15/2025	4.27	436,200,000	435,480,755
US Treasury Bills 0% 4/17/2025	4.26 to 4.40	1,585,700,000	1,582,733,477
US Treasury Bills 0% 4/22/2025	4.26	42,000,000	41,895,874
US Treasury Bills 0% 4/24/2025	4.40 to 4.46	1,142,000,000	1,138,851,186
US Treasury Bills 0% 4/29/2025	4.26 to 4.29	1,277,000,000	1,272,796,010
US Treasury Bills 0% 4/3/2025	4.29 to 4.39	1,375,000,000	1,374,673,629
US Treasury Bills 0% 4/8/2025	4.26 to 4.28	715,000,000	714,410,437
US Treasury Bills 0% 5/1/2025	4.26 to 4.45	141,000,000	140,493,224
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	628,600,000	625,518,668
US Treasury Bills 0% 5/15/2025	4.28 to 4.41	636,000,000	632,662,992
US Treasury Bills 0% 5/20/2025	4.27 to 4.30	1,222,000,000	1,214,993,490
US Treasury Bills 0% 5/27/2025	4.26 to 4.28	1,054,000,000	1,047,101,889
US Treasury Bills 0% 5/29/2025	4.30 to 4.44	364,000,000	361,459,816
US Treasury Bills 0% 5/6/2025	4.25 to 4.26	618,400,000	615,877,703
US Treasury Bills 0% 5/8/2025	4.30	21,000,000	20,908,119
US Treasury Bills 0% 6/10/2025	4.28	66,000,000	65,458,227
US Treasury Bills 0% 6/12/2025	4.29	435,700,000	432,040,120
US Treasury Bills 0% 6/17/2025	4.29	170,916,000	169,369,637
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	385,000,000	381,152,196
US Treasury Bills 0% 7/22/2025	4.25	289,800,000	286,017,788
US Treasury Bills 0% 7/29/2025	4.26	128,000,000	126,222,934
US Treasury Bills 0% 7/3/2025	4.25	187,000,000	185,012,319
US Treasury Bills 0% 9/18/2025	4.19	68,000,000	66,681,036
US Treasury Notes 0.25% 10/31/2025	4.45	10,000,000	9,762,539
US Treasury Notes 0.25% 5/31/2025	4.44 to 4.45	50,000,000	49,663,256
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	193,000,000	191,100,085
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	77,000,000	75,498,801
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	178,000,000	172,452,675
US Treasury Notes 0.375% 11/30/2025	4.44 to 4.45	81,000,000	78,880,398
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	294,000,000	285,691,770
US Treasury Notes 0.375% 4/30/2025	4.33 to 5.22	499,000,000	497,386,194
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	295,000,000	285,489,184
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	300,000,000	290,204,737
US Treasury Notes 1.625% 2/15/2026	4.15	310,000,000	303,328,245
US Treasury Notes 2% 8/15/2025	4.21 to 4.22	360,000,000	357,102,706
US Treasury Notes 2.125% 5/15/2025	4.42 to 4.43	43,000,000	42,883,038
US Treasury Notes 2.25% 3/31/2026	4.13	17,000,000	16,690,889
US Treasury Notes 2.5% 2/28/2026	4.13	17,000,000	16,754,574
US Treasury Notes 2.625% 4/15/2025	4.42	4,000,000	3,997,274
US Treasury Notes 2.75% 5/15/2025	4.35 to 5.25	319,000,000	318,174,385
US Treasury Notes 2.875% 4/30/2025	4.37 to 5.22	110,000,000	109,820,587
US Treasury Notes 3 month U.S. Treasury Bill + 0.101%, 4.3329% 1/31/2027 (d)(e)	4.33	2,794,700,000	2,794,711,557
US Treasury Notes 3 month U.S. Treasury Bill + 0.125%, 4.3599% 7/31/2025 (d)(e)	4.36	229,000,000	228,958,183
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.3849% 4/30/2026 (d)(e)	4.38 to 4.39	2,038,000,000	2,037,987,939
US Treasury Notes 3 month U.S. Treasury Bill + 0.17%, 4.4049% 10/31/2025 (d)(e)	4.40 to 4.41	558,000,000	557,901,981
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.4169% 7/31/2026 (d)(e)	4.41 to 4.42	2,652,600,000	2,651,312,010
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.4399% 10/31/2026 (d)(e)	4.43 to 4.44	1,561,100,000	1,562,179,854
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.4799% 1/31/2026 (d)(e)	4.47 to 4.48	1,580,192,000	1,581,058,317
US Treasury Notes 3.875% 4/30/2025	4.36 to 5.22	766,000,000	765,430,142
US Treasury Notes 4% 2/15/2026	4.29	11,000,000	10,972,712
US Treasury Notes 4.25% 1/31/2026	4.28	108,000,000	107,970,443
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	229,000,000	228,926,480
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	477,000,000	478,755,953
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	47,000,000	47,203,604
US Treasury Notes 4.625% 3/15/2026	4.11	11,000,000	11,051,977
US Treasury Notes 4.625% 6/30/2025	4.37	47,000,000	47,029,081
US Treasury Notes 4.875% 11/30/2025	4.38	116,000,000	116,368,297
US Treasury Notes 5% 10/31/2025	4.45	7,000,000	7,021,592
US Treasury Notes 5% 9/30/2025	4.30 to 4.39	767,000,000	769,292,412
US Treasury Notes Inflation-Indexed 0.125% 4/15/2025	-2.34 to -1.71	423,068,400	423,464,619
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,018,056,711)			32,018,056,711

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $68,991,707,311)	68,991,707,311
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(1,723,996,507)
NET ASSETS - 100.0%	67,267,710,804

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.38	3/31/2025	4/1/2025	93,000,000	93,011,315	U.S. Treasuries (including strips)	0.25 - 4.88	7/31/2025 - 11/15/2033	94,871,575
BMO Chicago Branch	4.36	3/31/2025	4/1/2025	26,000,000	26,003,149	U.S. Treasuries (including strips)	4.13	3/31/2029	26,523,241
BNP Paribas, SA	4.31	3/28/2025	4/29/2025	135,000,000	135,517,200	U.S. Treasuries (including strips)	0.63 - 5.38	1/31/2026 - 8/15/2054	137,790,691
BNP Paribas, SA	4.31	3/27/2025	4/28/2025	271,000,000	272,038,231	U.S. Treasuries (including strips)	0.38 - 4.63	4/30/2026 - 8/15/2053	276,618,848
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	268,000,000	268,705,882	U.S. Treasuries (including strips)	1.13 - 5.00	10/31/2025 - 8/15/2048	273,867,834
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	78,000,000	78,205,443	U.S. Treasuries (including strips)	0.63 - 4.88	7/31/2026 - 8/15/2053	79,703,210
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	265,000,000	265,761,433	U.S. Treasuries (including strips)	0.88 - 4.88	10/31/2025 - 8/15/2054	271,083,746
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	266,000,000	266,764,307	U.S. Treasuries (including strips)	0.00 - 6.13	5/15/2025 - 11/15/2052	272,558,555
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	264,000,000	264,695,347	U.S. Treasuries (including strips)	0.00 - 4.88	4/24/2025 - 8/15/2054	270,574,705
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	264,000,000	264,695,347	U.S. Treasuries (including strips)	0.00 - 6.38	4/10/2025 - 5/15/2054	269,903,865
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	107,000,000	107,012,959	U.S. Treasuries (including strips)	0.00 - 4.00	6/10/2025 - 8/15/2042	109,153,292
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	107,000,000	107,012,959	U.S. Treasuries (including strips)	0.00 - 4.25	5/15/2025 - 11/15/2034	109,153,278
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	27,000,000	27,294,158	U.S. Treasuries (including strips)	0.25 - 4.25	10/31/2025 - 2/15/2028	27,576,269
BofA Securities, Inc.	4.31	3/3/2025	4/3/2025	27,000,000	27,100,208	U.S. Treasuries (including strips)	0.50 - 4.75	2/28/2027 - 2/15/2045	27,635,629
Canadian Imperial Bank of Commerce	4.33	3/10/2025	4/10/2025	82,000,000	82,305,746	U.S. Treasuries (including strips)	0.00 - 4.75	4/10/2025 - 11/15/2054	83,941,886
Canadian Imperial Bank of Commerce	4.31	3/20/2025	4/10/2025	22,000,000	22,055,312	U.S. Treasuries (including strips)	0.00 - 5.00	5/8/2025 - 5/15/2054	22,477,328
Canadian Imperial Bank of Commerce	4.33	3/7/2025	4/4/2025	123,000,000	123,414,237	U.S. Treasuries (including strips)	0.00 - 4.75	4/24/2025 - 11/15/2054	126,297,916
Citigroup Global Capital Markets, Inc.	4.40(f)	3/12/2025	5/13/2025	160,000,000	161,212,445	U.S. Treasuries (including strips)	0.00 - 4.00	9/18/2025 - 3/31/2030	163,596,824
Federal Reserve Bank of NY	4.25	3/31/2025	4/1/2025	17,357,000,000	17,359,049,090	U.S. Treasuries (including strips)	1.25 - 4.63	5/15/2029 - 2/15/2040	17,359,049,125
Ficc ING Fin Mkts Gc (Gov)	4.37	3/31/2025	4/1/2025	428,000,000	428,051,954	U.S. Treasuries (including strips)	1.38 - 4.63	8/31/2026 - 4/30/2029	436,613,019
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	107,000,000	107,013,018	U.S. Treasuries (including strips)	4.13 - 4.50	2/15/2044 - 8/15/2044	109,153,353
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	375,000,000	375,045,625	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2026 - 2/15/2054	382,546,538
Fixed Income Clearing Corp - BNYM	4.35	3/31/2025	4/1/2025	2,676,000,000	2,676,323,350	U.S. Treasuries (including strips)	0.13 - 1.63	4/15/2026 - 10/15/2029	2,729,520,092
Fixed Income Clearing Corp - CIBC	4.36	3/31/2025	4/1/2025	375,000,000	375,045,417	U.S. Treasuries (including strips)	1.38 - 4.00	2/15/2034 - 8/15/2050	382,720,182
Fixed Income Clearing Corp - Credit Agricole	4.39	3/31/2025	4/1/2025	1,262,000,000	1,262,153,894	U.S. Treasuries (including strips)	2.00 - 4.25	6/30/2031 - 11/15/2041	1,286,107,222
Fixed Income Clearing Corp - Credit Agricole	4.38	3/31/2025	4/1/2025	326,000,000	326,039,663	U.S. Treasuries (including strips)	2.38 - 4.63	5/15/2027 - 5/31/2031	332,412,557
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	792,000,000	792,095,920	U.S. Treasuries (including strips)	1.25 - 4.13	9/30/2028 - 2/15/2053	807,937,852
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	792,000,000	792,095,920	U.S. Treasuries (including strips)	3.63 - 5.25	4/30/2026 - 12/31/2028	807,937,889
Fixed Income Clearing Corp - ING	4.37	3/31/2025	4/1/2025	53,000,000	53,006,434	U.S. Treasuries (including strips)	3.25	6/30/2027	54,037,326
Fixed Income Clearing Corp - Mizuho	4.37	3/31/2025	4/1/2025	158,000,000	158,019,179	U.S. Treasuries (including strips)	0.50 - 4.44	8/31/2025 - 2/15/2031	161,179,614
Fixed Income Clearing Corp - Natixis	4.37	3/31/2025	4/1/2025	375,000,000	375,045,521	U.S. Treasuries (including strips)	4.38	12/31/2029	382,412,671
Fixed Income Clearing Corp - Nomura	4.37	3/31/2025	4/1/2025	267,000,000	267,032,411	U.S. Treasuries (including strips)	0.00 - 4.88	4/30/2025 - 8/15/2033	272,373,059
Fixed Income Clearing Corp - State Street Bank	4.38	3/31/2025	4/1/2025	2,568,000,000	2,568,312,440	U.S. Treasuries (including strips)	1.38 - 4.88	10/31/2028 - 2/28/2029	2,619,360,064
HSBC Securities, Inc. (U.S.A.)	4.35	3/25/2025	4/1/2025	106,000,000	106,089,658	U.S. Treasuries (including strips)	4.63	4/30/2029 - 2/15/2055	109,175,757
ING Financial Markets LLC	4.35	3/26/2025	4/2/2025	8,000,000	8,006,767	U.S. Treasuries (including strips)	1.88	2/15/2041	8,165,934
ING Financial Markets LLC	4.34	3/25/2025	4/1/2025	11,000,000	11,009,283	U.S. Treasuries (including strips)	1.75	8/15/2041	11,229,487
JP Morgan Securities, LLC	4.35(f)	3/17/2025	4/16/2025	1,506,000,000	1,511,459,250	U.S. Treasuries (including strips)	0.63 - 4.63	10/15/2027 - 11/15/2044	1,538,891,496
JP Morgan Securities, LLC	4.36	3/31/2025	4/1/2025	419,000,000	419,050,746	U.S. Treasuries (including strips)	0.50 - 4.75	1/15/2027 - 2/15/2045	427,431,794
Lloyds Bank Corp Mrkts	4.37	3/28/2025	4/4/2025	118,000,000	118,100,267	U.S. Treasuries (including strips)	1.75 - 4.25	6/30/2027 - 8/15/2041	120,433,440
Lloyds Bank PLC	4.40	2/20/2025	5/28/2025	35,000,000	35,414,945	U.S. Treasuries (including strips)	3.50	1/31/2028	35,887,144
Lloyds Bank PLC	4.40	2/19/2025	5/23/2025	35,000,000	35,397,834	U.S. Treasuries (including strips)	1.25 - 1.50	4/30/2028 - 2/15/2030	35,924,503
Lloyds Bank PLC	4.40	2/25/2025	5/20/2025	17,000,000	17,174,534	U.S. Treasuries (including strips)	1.63	5/15/2031	17,451,991
Lloyds Bank PLC	4.38	2/7/2025	5/7/2025	34,000,000	34,368,164	U.S. Treasuries (including strips)	4.50 - 4.63	6/15/2027 - 11/15/2033	35,004,006
Lloyds Bank PLC	4.37	1/31/2025	4/30/2025	18,000,000	18,194,465	U.S. Treasuries (including strips)	3.50	2/15/2033	18,527,130
MUFG Securities (Canada), Ltd.	4.35	3/20/2025	6/9/2025	52,000,000	52,508,950	U.S. Treasuries (including strips)	0.25 - 6.13	9/30/2025 - 11/15/2053	53,373,835
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	27,000,000	27,158,760	U.S. Treasuries (including strips)	1.25 - 4.44	11/15/2025 - 12/31/2029	27,579,759
MUFG Securities EMEA PLC	4.32	3/20/2025	4/8/2025	163,000,000	163,371,640	U.S. Treasuries (including strips)	1.13 - 4.00	2/29/2028 - 8/15/2032	166,443,614
MUFG Securities EMEA PLC	4.34	3/7/2025	4/7/2025	167,000,000	167,624,116	U.S. Treasuries (including strips)	1.13 - 5.38	7/31/2027 - 8/15/2032	170,791,875
MUFG Securities EMEA PLC	4.36	3/31/2025	4/1/2025	37,000,000	37,004,481	U.S. Treasuries (including strips)	2.88 - 4.13	4/30/2025 - 2/28/2027	37,734,371
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	3/20/2025	6/9/2025	52,000,000	52,508,950	U.S. Treasuries (including strips)	1.38 - 4.50	5/15/2038 - 11/15/2040	53,116,925
Mizuho Securities U.S.A., Inc.	4.37	3/26/2025	4/2/2025	40,000,000	40,033,989	U.S. Treasuries (including strips)	2.75 - 4.13	1/31/2027 - 5/31/2029	40,829,742
NatWest Market Securities Inc	4.35	3/28/2025	4/4/2025	93,000,000	93,078,663	U.S. Treasuries (including strips)	4.00 - 4.38	12/15/2025 - 5/15/2034	94,905,855
NatWest Market Securities Inc	4.37	3/31/2025	4/1/2025	26,000,000	26,003,156	U.S. Treasuries (including strips)	2.25	11/15/2027	26,523,236
Norinchukin Bank	4.35	3/25/2025	4/1/2025	35,000,000	35,029,604	U.S. Treasuries (including strips)	3.63	2/15/2053	36,076,188
Prudential Insurance Co. of America	4.39	3/31/2025	4/1/2025	258,205,600	258,237,087	U.S. Treasuries (including strips)	0.00 - 6.63	8/7/2025 - 2/15/2041	263,597,742
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	217,000,000	218,273,006	U.S. Treasuries (including strips)	0.00 - 6.38	4/10/2025 - 8/15/2054	221,880,810
SMBC Nikko Securities America, Inc.	4.37	3/31/2025	4/1/2025	394,000,000	394,047,827	U.S. Treasuries (including strips)	0.25 - 4.63	10/31/2025 - 11/15/2052	401,928,841
Societe Generale	4.34	3/25/2025	4/1/2025	186,000,000	186,156,963	U.S. Treasuries (including strips)	3.00 - 4.75	5/15/2048 - 11/15/2053	191,741,773
Sumitomo Mitsui Banking Corp	4.35	3/19/2025	4/2/2025	12,000,000	12,020,300	U.S. Treasuries (including strips)	1.63 - 4.38	8/31/2028 - 8/15/2029	12,378,290
TD Securities (U.S.A.)	4.37	3/31/2025	4/1/2025	52,000,000	52,006,312	U.S. Treasuries (including strips)	0.38 - 4.50	12/31/2025 - 4/15/2027	53,046,528
Total Repurchase Agreements				$ 34,614,205,600	34,636,465,231				34,976,761,321

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$306,956,000 due 04/01/2025 at 4.36%
Bank of Nova Scotia/The	122,000
BofA Securities Inc	65,000
Citigroup Global Capital Markets Inc.	119,411,000
HSBC Securities Inc. (U.S.A.)	64,000
Nomura Securities International Inc	52,000
Rbc Dominion Securities Inc	1,602,000
Royal Bank of Canada	147,000
Societe Generale SA	77,569,000
Sumitomo Mitsui Banking Corp/New York	107,924,000
306,956,000
$524,489,000 due 04/01/2025 at 4.36%
Bank of Nova Scotia/The	104,958,000
BofA Securities Inc	56,415,000
HSBC Securities Inc. (U.S.A.)	55,103,000
Nomura Securities International Inc	44,607,000
Rbc Dominion Securities Inc	136,775,000
Royal Bank of Canada	126,631,000
524,489,000
Treasury Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $36,973,650,600) - See accompanying schedule Unaffiliated issuers (cost $68,991,707,311):		$68,991,707,311
Cash		305,000,078
Receivable for fund shares sold		337,867,765
Interest receivable		119,649,336
Prepaid expenses		27,497
Receivable from investment adviser for expense reductions		1,762,992
Other receivables		568,009
Total assets		69,756,582,988
Liabilities
Payable for investments purchased	$1,967,764,227
Payable for fund shares redeemed	384,130,977
Distributions payable	122,692,872
Accrued management fee	8,074,048
Distribution and service plan fees payable	1,502,683
Other affiliated payables	2,767,858
Other payables and accrued expenses	1,939,519
Total liabilities		2,488,872,184
Net Assets		$67,267,710,804
Net Assets consist of:
Paid in capital		$67,267,390,204
Total accumulated earnings (loss)		320,600
Net Assets		$67,267,710,804

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($26,227,442,928 ÷ 26,220,150,957 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($723,883,659 ÷ 723,437,951 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($5,054,022,342 ÷ 5,053,861,494 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($900,614,527 ÷ 900,416,658 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($298,604,408 ÷ 298,552,803 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($34,063,142,940 ÷ 34,066,390,507 shares)		$1.00
Statement of Operations
Year ended March 31, 2025
Investment Income
Interest		$3,243,541,586
Expenses
Management fee	$91,884,015
Transfer agent fees	29,084,749
Distribution and service plan fees	16,665,469
Accounting fees and expenses	2,206,550
Custodian fees and expenses	411,228
Independent trustees' fees and expenses	169,242
Registration fees	1,372,400
Audit fees	54,264
Legal	28,611
Miscellaneous	151,427
Total expenses before reductions	142,027,955
Expense reductions	(20,984,841)
Total expenses after reductions		121,043,114
Net Investment income (loss)		3,122,498,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,486
Total net realized gain (loss)		6,486
Net increase in net assets resulting from operations		$3,122,504,958
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,122,498,472	$3,002,476,653
Net realized gain (loss)	6,486	112,069
Net increase in net assets resulting from operations	3,122,504,958	3,002,588,722
Distributions to shareholders	(3,122,073,631)	(3,002,772,109)

Share transactions - net increase (decrease)	6,067,245,689	1,689,179,030
Total increase (decrease) in net assets	6,067,677,016	1,688,995,643

Net Assets
Beginning of period	61,200,033,788	59,511,038,145
End of period	$67,267,710,804	$61,200,033,788

Financial Highlights
Treasury Portfolio Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.051	.026	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.051	.026	- B	- B
Distributions from net investment income	(.048)	(.051)	(.026)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.051)	(.026)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.89%	5.25%	2.62%	.02%	.05%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.77%	5.13%	2.96%	.01%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$26,227,443	$22,862,069	$22,833,975	$9,401,930	$10,411,054

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class II

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.050	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.050	.024	- B	- B
Distributions from net investment income	(.046)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.046)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.73%	5.09%	2.46%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.08%	.19%
Expenses net of all reductions	.33%	.33%	.33%	.08%	.19%
Net investment income (loss)	4.62%	4.98%	2.81%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$723,884	$764,718	$513,108	$410,771	$647,665

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class III

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.045	.049	.023	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.045	.049	.023	- B	- B
Distributions from net investment income	(.045)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.045)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.62%	4.99%	2.37%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.42%	.08%	.19%
Expenses net of all reductions	.43%	.43%	.42%	.08%	.19%
Net investment income (loss)	4.52%	4.88%	2.71%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,054,022	$3,988,907	$3,040,858	$2,611,756	$2,309,281

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class IV

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.043	.046	.021	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.043	.046	.021	- B	- B
Distributions from net investment income	(.043)	(.046)	(.021)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.043)	(.046)	(.021)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.37%	4.73%	2.14%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.65%	.08%	.19%
Expenses net of all reductions	.68%	.68%	.65%	.08%	.19%
Net investment income (loss)	4.27%	4.63%	2.49%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$900,615	$870,579	$975,132	$1,146,144	$987,923

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Select Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.051	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.051	.025	- B	- B
Distributions from net investment income	(.047)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.047)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.83%	5.20%	2.56%	.01%	.03%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.08%	.17%
Expenses net of all reductions	.23%	.23%	.23%	.08%	.17%
Net investment income (loss)	4.72%	5.08%	2.91%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$298,604	$258,761	$213,589	$254,112	$197,900

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Institutional Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.052	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.052	.026	- B	.001
Distributions from net investment income	(.048)	(.052)	(.026)	- B	(.001)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.052)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.93%	5.29%	2.66%	.02%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.81%	5.17%	3.00%	.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$34,063,143	$32,455,000	$31,934,376	$10,195,079	$12,538,863

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 56.1%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.37%, dated 4/1/2025 due 4/2/2025 (b)	4,223,512,625	4,223,000,000
Fixed Income Clearing Corp - ING 4.36%, dated 4/1/2025 due 4/2/2025 (b)	904,109,484	904,000,000
Investments in repurchase agreements in a joint trading account at 4.36%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Government Obligations)#	2,411,472,021	2,411,180,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Government Obligations)#	13,201,354,893	13,199,752,000
Sumitomo Mitsui Banking Corp 4.35%, dated 4/2/2025 due 4/16/2025 (b)	41,820,627	41,750,000
Repurchase Agreements*	105,479,272,299	105,306,382,650
TOTAL REPURCHASE AGREEMENTS (Cost $126,086,064,650)		126,086,064,650

U.S. Government Agency - Debt - 29.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.44% 6/18/2026 (d)(e)	4.44	319,000,000	319,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.475% 8/21/2026 (d)(e)	4.48	54,000,000	53,996,047
Fannie Mae U.S. SOFR Index + 0.14%, 4.48% 10/23/2026 (d)(e)	4.48	346,873,000	346,883,215
Fannie Mae U.S. SOFR Index + 0.14%, 4.48% 9/11/2026 (d)(e)	4.48	611,000,000	611,000,000
Federal Farm Credit Banks Funding Corp 0% 10/2/2026 (d)(e)	4.42	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp 0% 4/1/2027 (d)(e)	4.45	43,000,000	42,995,700
Federal Farm Credit Banks Funding Corp 3.75% 9/22/2025	4.37	14,825,000	14,782,320
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	18,000,000	18,089,404
Federal Farm Credit Banks Funding Corp 5% 4/4/2025	5.08	77,000,000	76,999,484
Federal Farm Credit Banks Funding Corp 5.125% 4/17/2025	5.22	11,000,000	10,999,565
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.34% 9/8/2025 (d)(e)	4.34	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.345% 5/27/2025 (d)(e)	4.34	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.35% 6/11/2025 (d)(e)	4.35	11,000,000	10,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.35% 6/26/2025 (d)(e)	4.35	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.36% 1/13/2026 (d)(e)	4.36	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.36% 10/9/2025 (d)(e)	4.36	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.36% 3/26/2026 (d)(e)	4.36	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.36% 5/2/2025 (d)(e)	4.36	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.365% 9/10/2025 (d)(e)	4.37	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 4/28/2026 (d)(e)	4.38	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 6/10/2025 (d)(e)	4.38	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 6/4/2026 (d)(e)	4.38	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 6/6/2025 (d)(e)	4.38	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 7/29/2025 (d)(e)	4.38	68,000,000	68,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.385% 6/11/2025 (d)(e)	4.39	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.385% 7/23/2025 (d)(e)	4.39	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 6/20/2025 (d)(e)	4.39	65,000,000	65,000,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 7/18/2025 (d)(e)	4.39	61,000,000	60,995,532
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 8/6/2025 (d)(e)	4.39	141,000,000	141,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 11/18/2025 (d)(e)	4.39	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 11/25/2025 (d)(e)	4.39	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 12/2/2025 (d)(e)	4.39	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 12/30/2025 (d)(e)	4.39	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 2/13/2026 (d)(e)	4.39	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 8/19/2025 (d)(e)	4.39	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 9/17/2026 (d)(e)	4.39	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.4% 9/30/2025 (d)(e)	4.40	20,000,000	19,999,020
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.405% 3/23/2026 (d)(e)	4.40	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.405% 8/28/2025 (d)(e)	4.40	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.405% 9/5/2025 (d)(e)	4.40	147,000,000	147,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 11/17/2025 (d)(e)	4.41	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 12/17/2025 (d)(e)	4.41	88,500,000	88,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 12/23/2025 (d)(e)	4.41	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 12/9/2025 (d)(e)	4.41	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 5/28/2026 (d)(e)	4.41	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.415% 11/26/2025 (d)(e)	4.42	36,000,000	35,998,054
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 1/28/2026 (d)(e)	4.42	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 1/8/2026 (d)(e)	4.42	63,000,000	62,993,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 10/21/2025 (d)(e)	4.42	60,000,000	59,996,780
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 12/12/2025 (d)(e)	4.42	45,000,000	45,001,266
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 2/10/2026 (d)(e)	4.42	58,000,000	58,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 2/17/2026 (d)(e)	4.42	63,000,000	63,003,889
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 3/11/2027 (d)(e)	4.42	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 3/4/2026 (d)(e)	4.42	71,000,000	70,996,843
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.425% 11/13/2025 (d)(e)	4.43	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.425% 3/20/2026 (d)(e)	4.43	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 1/23/2026 (d)(e)	4.43	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/2/2026 (d)(e)	4.43	64,500,000	64,497,352
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/24/2027 (d)(e)	4.43	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 9/22/2025 (d)(e)	4.43	88,500,000	88,513,164
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 12/12/2025 (d)(e)	4.43 to 4.44	134,000,000	134,007,858
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 12/26/2025 (d)(e)	4.43	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 2/25/2027 (d)(e)	4.43	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 4/17/2026 (d)(e)	4.44	67,000,000	66,993,325
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 5/5/2026 (d)(e)	4.44	73,000,000	72,996,170
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 1/15/2026 (d)(e)	4.44	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 2/25/2026 (d)(e)	4.44	124,000,000	124,021,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 5/13/2026 (d)(e)	4.44	252,000,000	252,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 5/20/2026 (d)(e)	4.44	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/18/2026 (d)(e)	4.44	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/24/2026 (d)(e)	4.44	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/5/2026 (d)(e)	4.44	39,000,000	38,997,805
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 1/8/2026 (d)(e)	4.44	85,000,000	85,001,072
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 2/23/2026 (d)(e)	4.44	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 3/18/2026 (d)(e)	4.44	127,000,000	127,002,749
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 4/24/2026 (d)(e)	4.44	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 6/12/2026 (d)(e)	4.44	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 3/11/2026 (d)(e)	4.45	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 4/21/2026 (d)(e)	4.45	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 6/24/2026 (d)(e)	4.45	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 6/16/2026 (d)(e)	4.46	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 7/8/2026 (d)(e)	4.46	125,500,000	125,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 3/12/2026 (d)(e)	4.46	68,000,000	68,014,402
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 4/15/2025 (d)(e)	4.46	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 5/26/2026 (d)(e)	4.46	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 5/8/2026 (d)(e)	4.46	64,000,000	64,002,195
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 6/20/2025 (d)(e)	4.46	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 7/10/2026 (d)(e)	4.46	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 7/23/2026 (d)(e)	4.46	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 9/14/2026 (d)(e)	4.46	57,886,000	57,874,947
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 10/21/2025 (d)(e)	4.47	24,000,000	23,999,325
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 10/6/2026 (d)(e)	4.47	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 3/5/2026 (d)(e)	4.46	36,000,000	36,004,305
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 5/20/2025 (d)(e)	4.47	35,000,000	34,999,772
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 7/16/2026 (d)(e)	4.46	14,000,000	14,000,447
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 7/21/2026 (d)(e)	4.47	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 8/27/2026 (d)(e)	4.47	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 9/8/2026 (d)(e)	4.47	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 2/20/2026 (d)(e)	4.47	64,000,000	64,015,671
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 2/3/2027 (d)(e)	4.47	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 4/3/2025 (d)(e)	4.47	114,000,000	114,000,063
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 6/24/2026 (d)(e)	4.47	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 6/26/2026 (d)(e)	4.47	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/2/2026 (d)(e)	4.47	135,000,000	135,005,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/23/2026 (d)(e)	4.47	20,000,000	20,019,968
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/29/2026 (d)(e)	4.47	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 8/12/2026 (d)(e)	4.47	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 8/28/2026 (d)(e)	4.47	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 8/6/2026 (d)(e)	4.47	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 1/8/2027 (d)(e)	4.48	60,000,000	59,999,533
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 11/18/2026 (d)(e)	4.48	22,000,000	21,999,620
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 11/23/2026 (d)(e)	4.48	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 2/10/2027 (d)(e)	4.48	215,000,000	215,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 4/29/2025 (d)(e)	4.48	131,000,000	131,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 8/19/2026 (d)(e)	4.48	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 1/30/2026 (d)(e)	4.48	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 10/23/2026 (d)(e)	4.48	67,500,000	67,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 11/25/2026 (d)(e)	4.48	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 11/4/2026 (d)(e)	4.48	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 12/2/2026 (d)(e)	4.48	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 12/30/2026 (d)(e)	4.48	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 5/27/2025 (d)(e)	4.48	140,000,000	140,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 6/24/2025 (d)(e)	4.48	114,000,000	114,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 8/22/2025 (d)(e)	4.48	142,948,000	142,950,060
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 8/26/2026 (d)(e)	4.47 to 4.48	103,000,000	103,011,602
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 9/3/2026 (d)(e)	4.48	101,000,000	101,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 9/4/2026 (d)(e)	4.48	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 9/9/2026 (d)(e)	4.48	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/12/2026 (d)(e)	4.48	214,000,000	214,030,908
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/21/2027 (d)(e)	4.48	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/8/2027 (d)(e)	4.48	139,000,000	139,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 12/16/2026 (d)(e)	4.48	64,000,000	64,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 6/27/2025 (d)(e)	4.48	203,000,000	203,023,875
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 7/10/2025 (d)(e)	4.48	116,000,000	116,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 7/17/2025 (d)(e)	4.48	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 7/25/2025 (d)(e)	4.48	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 7/30/2025 (d)(e)	4.48	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 11/27/2026 (d)(e)	4.49	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 12/15/2025 (d)(e)	4.49	103,000,000	102,999,892
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 12/23/2026 (d)(e)	4.49	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 12/4/2026 (d)(e)	4.49	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 5/27/2025 (d)(e)	4.49	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 1/23/2026 (d)(e)	4.49	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 10/6/2025 (d)(e)	4.50	29,000,000	28,999,288
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 11/14/2025 (d)(e)	4.49	110,000,000	110,004,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 11/28/2025 (d)(e)	4.49	162,200,000	162,204,098
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 12/1/2025 (d)(e)	4.49	125,505,000	125,506,356
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 7/17/2025 (d)(e)	4.50	91,000,000	90,998,724
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 8/28/2025 (d)(e)	4.49	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 9/15/2025 (d)(e)	4.49 to 4.50	113,000,000	113,003,206
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 9/25/2025 (d)(e)	4.49	15,000,000	15,006,494
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/17/2025 (d)(e)	4.50	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/27/2025 (d)(e)	4.50	54,000,000	54,001,807
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/6/2025 (d)(e)	4.50	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 11/3/2025 (d)(e)	4.50	82,000,000	82,003,821
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 7/7/2025 (d)(e)	4.50	26,000,000	26,001,470
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 8/4/2025 (d)(e)	4.50	12,000,000	12,004,420
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.17%, 4.51% 10/23/2025 (d)(e)	4.51	28,000,000	27,999,893
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.52% 4/28/2025 (d)(e)	4.51	12,000,000	12,001,230
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.61% 11/24/2026 (d)(e)	4.59	57,000,000	57,190,411
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.62% 11/20/2026 (d)(e)	4.60	10,000,000	10,033,953
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.335% 9/19/2025 (d)(e)	4.34	25,000,000	25,000,000
Federal Home Loan Bank 0% 10/7/2025 (d)(e)	0.00	512,000,000	512,000,000
Federal Home Loan Bank 0% 11/3/2025 (d)(e)	4.37	141,000,000	141,000,000
Federal Home Loan Bank 0% 11/3/2025 (d)(e)	4.37	127,000,000	127,000,000
Federal Home Loan Bank 0% 11/4/2025 (d)(e)(f)	0.00	188,000,000	188,000,000
Federal Home Loan Bank 0% 11/7/2025 (d)(e)	0.00	256,000,000	256,000,000
Federal Home Loan Bank 0.5% 4/14/2025	4.37	36,000,000	35,950,963
Federal Home Loan Bank 4.22% 8/15/2025	4.10	407,000,000	407,170,906
Federal Home Loan Bank 4.33% 4/14/2026	4.33	251,000,000	251,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	252,000,000	252,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	252,000,000	252,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	201,000,000	201,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	490,000,000	490,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	245,000,000	245,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	246,000,000	246,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	246,000,000	246,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	695,000,000	695,000,000
Federal Home Loan Bank 4.41% 4/9/2025	4.46	338,000,000	337,996,419
Federal Home Loan Bank 4.44% 2/9/2026	4.44	970,000,000	970,000,000
Federal Home Loan Bank 4.5% 10/8/2025	4.53	312,000,000	311,947,216
Federal Home Loan Bank 4.5% 11/10/2025	4.53	270,000,000	269,958,948
Federal Home Loan Bank 4.5% 12/22/2025	4.51	1,128,000,000	1,127,847,490
Federal Home Loan Bank 5.21% 4/10/2025	5.22	448,000,000	447,998,999
Federal Home Loan Bank Discount Notes 0% 4/10/2025	4.42	81,000,000	80,912,419
Federal Home Loan Bank Discount Notes 0% 4/11/2025	4.29	35,000,000	34,958,583
Federal Home Loan Bank Discount Notes 0% 4/16/2025	4.28	25,000,000	24,955,677
Federal Home Loan Bank Discount Notes 0% 4/2/2025	4.28 to 4.41	388,000,000	387,953,747
Federal Home Loan Bank Discount Notes 0% 4/21/2025	4.28	112,000,000	111,735,556
Federal Home Loan Bank Discount Notes 0% 4/23/2025	4.28	112,000,000	111,709,111
Federal Home Loan Bank Discount Notes 0% 4/25/2025	4.28 to 4.39	486,000,000	484,614,333
Federal Home Loan Bank Discount Notes 0% 4/28/2025	4.38	134,000,000	133,569,860
Federal Home Loan Bank Discount Notes 0% 4/4/2025	4.28 to 4.43	336,000,000	335,878,821
Federal Home Loan Bank Discount Notes 0% 4/9/2025	4.28 to 4.29	363,000,000	362,657,560
Federal Home Loan Bank Discount Notes 0% 5/2/2025	4.37	267,000,000	266,018,256
Federal Home Loan Bank Discount Notes 0% 5/21/2025	4.29	50,000,000	49,705,729
Federal Home Loan Bank Discount Notes 0% 5/30/2025	4.27 to 4.28	357,245,000	354,768,399
Federal Home Loan Bank Discount Notes 0% 5/7/2025	4.28	33,000,000	32,860,245
Federal Home Loan Bank Discount Notes 0% 5/9/2025	4.27 to 4.40	511,000,000	508,697,955
Federal Home Loan Bank Discount Notes 0% 6/4/2025	4.28	24,000,000	23,819,733
Federal Home Loan Bank Discount Notes 0% 8/15/2025	4.04 to 4.10	1,190,000,000	1,172,104,835
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 11/25/2025 (d)(e)	4.34	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 12/2/2025 (d)(e)	4.34	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/13/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/14/2025 (d)(e)	4.34	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/19/2025 (d)(e)	4.34	365,000,000	365,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/22/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/27/2025 (d)(e)	4.34	48,000,000	48,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 5/28/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 6/10/2025 (d)(e)	4.34	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 7/10/2025 (d)(e)	4.34	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 7/3/2025 (d)(e)	4.34	51,000,000	51,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/20/2025 (d)(e)	4.34	208,000,000	208,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/21/2025 (d)(e)	4.34	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/21/2025 (d)(e)	4.34	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/25/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/29/2025 (d)(e)	4.34	186,000,000	186,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 8/29/2025 (d)(e)	4.34	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 9/10/2025 (d)(e)	4.34	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 9/5/2025 (d)(e)	4.34	87,000,000	87,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 9/8/2025 (d)(e)	4.34	99,000,000	99,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 10/2/2025 (d)(e)	4.34	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 11/12/2025 (d)(e)	4.34	295,000,000	295,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 12/29/2025 (d)(e)	4.34	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 4/21/2025 (d)(e)	4.34	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 4/28/2025 (d)(e)	4.34	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 4/30/2025 (d)(e)	4.34	85,000,000	85,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 5/1/2025 (d)(e)	4.34	85,000,000	85,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 5/12/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 5/5/2025 (d)(e)	4.34	182,000,000	182,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 5/5/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 5/7/2025 (d)(e)	4.34	248,000,000	248,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/11/2025 (d)(e)	4.34	86,000,000	86,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/11/2025 (d)(e)	4.34	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/12/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/16/2025 (d)(e)	4.34	305,000,000	305,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/17/2025 (d)(e)	4.34	243,000,000	243,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/23/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 6/24/2025 (d)(e)	4.34	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/10/2025 (d)(e)	4.34	29,000,000	29,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/15/2025 (d)(e)	4.34	86,000,000	86,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/17/2025 (d)(e)	4.34	101,000,000	101,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/21/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/23/2025 (d)(e)	4.34	84,000,000	84,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/23/2025 (d)(e)	4.34	169,000,000	169,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/24/2025 (d)(e)	4.34	50,000,000	50,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/28/2025 (d)(e)	4.34	72,000,000	72,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/28/2025 (d)(e)	4.34	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/29/2025 (d)(e)	4.34	361,000,000	361,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/29/2025 (d)(e)	4.34	120,000,000	120,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/30/2025 (d)(e)	4.34	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 7/8/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/11/2025 (d)(e)	4.34	103,000,000	103,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/12/2025 (d)(e)	4.34	74,000,000	74,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/4/2025 (d)(e)	4.34	180,000,000	180,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/4/2025 (d)(e)	4.34	245,000,000	245,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/5/2025 (d)(e)	4.34	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/5/2025 (d)(e)	4.34	125,000,000	125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/7/2025 (d)(e)	4.34	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 8/7/2025 (d)(e)	4.34	362,000,000	362,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/22/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/23/2025 (d)(e)	4.34	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/25/2025 (d)(e)	4.34	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/4/2025 (d)(e)	4.34	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 1/26/2026 (d)(e)	4.35	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 10/14/2025 (d)(e)	4.35	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 10/23/2025 (d)(e)	4.35	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 10/8/2025 (d)(e)	4.35	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 4/3/2025 (d)(e)	4.35	186,000,000	186,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 4/9/2025 (d)(e)	4.35	248,000,000	248,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 5/22/2025 (d)(e)	4.35	60,500,000	60,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 5/23/2025 (d)(e)	4.35	144,000,000	144,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/11/2025 (d)(e)	4.35	120,000,000	120,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/11/2025 (d)(e)	4.35	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/13/2025 (d)(e)	4.35	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/18/2025 (d)(e)	4.35	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/3/2025 (d)(e)	4.35	182,000,000	182,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/5/2025 (d)(e)	4.35	181,000,000	181,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 6/9/2025 (d)(e)	4.35	362,000,000	362,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 7/25/2025 (d)(e)	4.35	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 7/28/2025 (d)(e)	4.35	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/12/2025 (d)(e)	4.35	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/15/2025 (d)(e)	4.35	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/15/2025 (d)(e)	4.35	33,000,000	33,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/18/2025 (d)(e)	4.35	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/26/2025 (d)(e)	4.35	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/27/2025 (d)(e)	4.35	248,000,000	248,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/28/2025 (d)(e)	4.35	362,000,000	362,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 8/4/2025 (d)(e)	4.35	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/2/2025 (d)(e)	4.35	291,000,000	291,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/3/2025 (d)(e)	4.35	257,000,000	257,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/4/2025 (d)(e)	4.35	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/5/2025 (d)(e)	4.35	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/8/2025 (d)(e)	4.35	250,000,000	250,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 10/3/2025 (d)(e)	4.35	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 4/30/2025 (d)(e)	4.35	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 4/4/2025 (d)(e)	4.35	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 5/23/2025 (d)(e)	4.35	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 5/8/2025 (d)(e)	4.35	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 6/2/2025 (d)(e)	4.35	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 6/23/2025 (d)(e)	4.35	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 7/18/2025 (d)(e)	4.35	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 7/3/2025 (d)(e)	4.35	240,000,000	240,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 7/7/2025 (d)(e)	4.35	181,000,000	181,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 8/27/2025 (d)(e)	4.35	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 8/29/2025 (d)(e)	4.35	33,000,000	33,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 9/15/2025 (d)(e)	4.35	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 9/30/2025 (d)(e)	4.35	169,000,000	169,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/15/2025 (d)(e)	4.36	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/24/2025 (d)(e)	4.36	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/8/2025 (d)(e)	4.36	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 11/4/2025 (d)(e)	4.36	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 12/16/2025 (d)(e)	4.36	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 5/5/2025 (d)(e)	4.36	355,000,000	355,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 6/9/2025 (d)(e)	4.36	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 7/25/2025 (d)(e)	4.36	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 4/9/2025 (d)(e)	4.37	78,000,000	78,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.37% 4/4/2025 (d)(e)	4.37	472,000,000	472,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.37% 4/4/2025 (d)(e)	4.37	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 5/19/2025 (d)(e)	4.38	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 5/20/2025 (d)(e)	4.38	314,000,000	314,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 5/22/2025 (d)(e)	4.38	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 5/23/2025 (d)(e)	4.38	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 8/5/2025 (d)(e)	4.38	255,000,000	255,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 8/6/2025 (d)(e)	4.38	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.385% 2/5/2026 (d)(e)	4.39	190,000,000	190,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.39% 8/8/2025 (d)(e)	4.39	308,500,000	308,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.4% 8/19/2025 (d)(e)	4.40	404,000,000	404,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.4% 8/21/2025 (d)(e)	4.40	404,000,000	404,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.41% 11/28/2025 (d)(e)	4.41	129,500,000	129,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.415% 9/19/2025 (d)(e)	4.42	20,000,000	19,998,949
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.42% 2/27/2026 (d)(e)	4.42	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.425% 1/2/2026 (d)(e)	4.42 to 4.43	127,970,000	127,978,457
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.425% 7/16/2025 (d)(e)	4.42	73,000,000	73,004,666
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 1/12/2026 (d)(e)	4.43	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 1/16/2026 (d)(e)	4.43	63,000,000	63,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 3/1/2027 (d)(e)	4.43	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 5/13/2026 (d)(e)	4.43	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 12/23/2025 (d)(e)	4.43	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 4/4/2025 (d)(e)	4.43	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 9/19/2025 (d)(e)	4.43	26,000,000	26,003,656
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 9/22/2025 (d)(e)	4.43	127,000,000	127,018,536
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 4/1/2025 (d)(e)	4.46	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 4/1/2025 (d)(e)	4.46	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 10/16/2025 (d)(e)	4.44	70,000,000	70,011,787
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/22/2026 (d)(e)	4.44	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/24/2026 (d)(e)	4.44	79,000,000	79,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/25/2026 (d)(e)	4.44	75,000,000	75,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/26/2026 (d)(e)	4.44	125,000,000	125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.445% 2/20/2026 (d)(e)	4.44	1,000,000	999,999
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.45% 4/24/2026 (d)(e)	4.45	64,000,000	64,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.45% 7/17/2025 (d)(e)	4.45	60,400,000	60,400,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.455% 7/8/2025 (d)(e)	4.46	121,000,000	121,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.46% 5/1/2025 (d)(e)	4.46	25,000,000	25,000,878
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.465% 10/16/2025 (d)(e)	4.47	240,000,000	240,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.465% 5/15/2025 (d)(e)	4.47	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.465% 5/19/2025 (d)(e)	4.47	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 10/3/2025 (d)(e)	4.47	237,000,000	237,066,360
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/12/2026 (d)(e)	4.47	63,000,000	63,014,513
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/20/2026 (d)(e)	4.47	59,000,000	59,016,255
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/5/2027 (d)(e)	4.47	69,500,000	69,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/9/2026 (d)(e)	4.47	80,000,000	80,014,535
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 4/14/2025 (d)(e)	4.47	90,000,000	90,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 5/9/2025 (d)(e)	4.47	248,000,000	248,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 6/18/2026 (d)(e)	4.47	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 6/24/2026 (d)(e)	4.47	188,000,000	188,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 6/26/2026 (d)(e)	4.47	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.475% 1/6/2027 (d)(e)	4.47	24,000,000	24,028,564
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.475% 11/12/2025 (d)(e)	4.48	239,500,000	239,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.475% 11/14/2025 (d)(e)	4.48	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 1/16/2026 (d)(e)	4.48	63,000,000	63,021,689
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 10/29/2026 (d)(e)	4.48	36,000,000	36,010,444
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 4/9/2025 (d)(e)	4.48	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 5/22/2025 (d)(e)	4.48	131,000,000	131,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 6/17/2025 (d)(e)	4.48	49,000,000	49,013,825
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 8/14/2025 (d)(e)	4.48	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 8/18/2025 (d)(e)	4.48	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 8/21/2026 (d)(e)	4.48	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 8/25/2025 (d)(e)	4.48	129,590,000	129,593,631
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 9/10/2026 (d)(e)	4.48	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 9/4/2026 (d)(e)	4.48	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 1/2/2026 (d)(e)	4.48	110,030,000	110,032,820
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 10/10/2025 (d)(e)	4.48	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 6/27/2025 (d)(e)	4.48	322,000,000	322,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 7/2/2025 (d)(e)	4.48	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 7/24/2025 (d)(e)	4.48	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 7/25/2025 (d)(e)	4.48	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 8/4/2025 (d)(e)	4.48	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 9/25/2026 (d)(e)	4.48	557,000,000	557,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 9/26/2025 (d)(e)	4.48	73,000,000	73,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 12/8/2025 (d)(e)	4.49	72,550,000	72,549,664
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 12/8/2025 (d)(e)	4.49	252,000,000	251,999,146
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 5/12/2025 (d)(e)	4.49	257,000,000	257,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 5/16/2025 (d)(e)	4.49	93,000,000	93,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 5/19/2025 (d)(e)	4.49	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 11/14/2025 (d)(e)	4.49	61,000,000	61,002,733
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 11/17/2025 (d)(e)	4.49	383,000,000	383,011,119
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 12/11/2025 (d)(e)	4.49	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 12/8/2025 (d)(e)	4.49	99,355,000	99,357,619
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 7/8/2025 (d)(e)	4.49	102,000,000	102,021,093
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 8/21/2025 (d)(e)	4.49	182,000,000	182,057,779
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 8/22/2025 (d)(e)	4.49	246,000,000	246,002,640
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 8/22/2025 (d)(e)	4.49	167,815,000	167,831,923
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 9/26/2025 (d)(e)	4.49	85,205,000	85,212,754
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 10/14/2025 (d)(e)	4.50	355,000,000	355,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 10/20/2025 (d)(e)	4.50	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/10/2025 (d)(e)	4.49	111,290,000	111,318,128
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/14/2025 (d)(e)	4.50	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/21/2025 (d)(e)	4.50	233,000,000	233,007,729
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/24/2025 (d)(e)	4.50	217,000,000	217,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/25/2025 (d)(e)	4.50	387,000,000	387,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/25/2025 (d)(e)	4.50	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 7/28/2025 (d)(e)	4.50	19,200,000	19,199,909
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 9/2/2025 (d)(e)	4.50	355,000,000	355,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.53% 12/18/2026 (d)(e)	4.53	297,000,000	297,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.53% 12/22/2026 (d)(e)	4.53	343,000,000	343,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 10/22/2025 (d)(e)	4.34	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 10/28/2025 (d)(e)	4.34	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/11/2025 (d)(e)	4.34	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/15/2025 (d)(e)	4.34	98,000,000	98,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/15/2025 (d)(e)	4.34	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/23/2025 (d)(e)	4.34	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/25/2025 (d)(e)	4.34	209,000,000	209,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/28/2025 (d)(e)	4.34	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 4/30/2025 (d)(e)	4.34	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 9/12/2025 (d)(e)	4.34	87,000,000	87,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 9/15/2025 (d)(e)	4.34	188,000,000	188,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.335% 9/17/2025 (d)(e)	4.34	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.33% 10/3/2025 (d)(e)	4.33	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.33% 9/26/2025 (d)(e)	4.33	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.36% 10/6/2025 (d)(e)	4.36	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.36% 10/8/2025 (d)(e)	0.00	128,000,000	128,000,000
Freddie Mac Discount Notes 0% 4/3/2025	4.27	28,740,000	28,733,214
Freddie Mac Discount Notes 0% 5/9/2025	4.27	55,000,000	54,754,135
Freddie Mac Discount Notes 0% 6/3/2025	4.28	14,000,000	13,896,365
Freddie Mac U.S. SOFR Index + 0.09%, 4.43% 1/26/2026 (d)(e)	4.43	1,024,000,000	1,024,000,000
Freddie Mac U.S. SOFR Index + 0.1%, 4.44% 2/9/2026 (d)(e)	4.44	96,000,000	96,003,855
Freddie Mac U.S. SOFR Index + 0.11%, 4.45% 3/5/2026 (d)(e)	4.45	431,000,000	431,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.45% 5/7/2026 (d)(e)	4.45	232,000,000	232,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.455% 4/2/2026 (d)(e)	4.45 to 4.46	711,000,000	711,008,124
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 10/16/2026 (d)(e)	4.48	615,000,000	615,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 10/29/2026 (d)(e)	4.48	420,000,000	420,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 9/23/2026 (d)(e)	4.48	843,000,000	843,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 9/4/2026 (d)(e)	4.48	282,000,000	282,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $65,304,663,387)			65,304,663,387

U.S. Treasury Obligations - 17.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.12	166,000,000	159,576,538
US Treasury Bills 0% 4/1/2025	4.26	115,000,000	115,000,000
US Treasury Bills 0% 4/10/2025	4.37 to 4.40	809,000,000	808,131,389
US Treasury Bills 0% 4/15/2025	4.27	1,514,001,400	1,511,504,980
US Treasury Bills 0% 4/17/2025	4.26 to 4.40	4,255,700,000	4,247,747,118
US Treasury Bills 0% 4/22/2025	4.26	142,000,000	141,647,958
US Treasury Bills 0% 4/24/2025	4.40 to 4.46	1,547,000,000	1,542,725,616
US Treasury Bills 0% 4/29/2025	4.29	1,796,000,000	1,790,091,160
US Treasury Bills 0% 4/3/2025	4.29 to 4.39	3,738,000,000	3,737,112,649
US Treasury Bills 0% 4/8/2025	4.26 to 4.28	2,585,000,000	2,582,868,533
US Treasury Bills 0% 5/1/2025	4.26 to 4.45	360,000,000	358,708,678
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	1,157,200,000	1,151,536,481
US Treasury Bills 0% 5/15/2025	4.28	430,000,000	427,776,900
US Treasury Bills 0% 5/20/2025	4.27	2,511,000,000	2,496,611,272
US Treasury Bills 0% 5/27/2025	4.26 to 4.28	2,250,000,000	2,235,270,125
US Treasury Bills 0% 5/29/2025	4.30	107,000,000	106,267,520
US Treasury Bills 0% 5/6/2025	4.25 to 4.26	1,637,400,000	1,630,721,804
US Treasury Bills 0% 5/8/2025	4.30	64,000,000	63,719,984
US Treasury Bills 0% 6/10/2025	4.28	172,000,000	170,587,857
US Treasury Bills 0% 6/17/2025	4.29	317,000,000	314,131,942
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	1,157,000,000	1,145,432,359
US Treasury Bills 0% 7/22/2025	4.25	931,500,000	919,342,889
US Treasury Bills 0% 7/29/2025	4.26	416,000,000	410,224,535
US Treasury Bills 0% 7/3/2025	4.25	634,000,000	627,261,017
US Treasury Bills 0% 9/18/2025	4.19	221,000,000	216,713,367
US Treasury Notes 0.25% 10/31/2025	4.45	32,000,000	31,240,125
US Treasury Notes 0.25% 5/31/2025	4.44 to 4.45	166,000,000	164,882,021
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	639,000,000	632,709,592
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	792,000,000	776,532,855
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	175,000,000	169,504,362
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	351,000,000	341,822,583
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	912,000,000	886,227,421
US Treasury Notes 0.375% 4/30/2025	4.33 to 5.25	656,000,000	653,749,058
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	492,000,000	476,161,509
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	502,000,000	485,547,055
US Treasury Notes 1.625% 2/15/2026	4.15	56,000,000	54,795,167
US Treasury Notes 2.125% 5/15/2025	4.42 to 4.43	143,000,000	142,611,032
US Treasury Notes 2.25% 3/31/2026	4.13	56,000,000	54,981,753
US Treasury Notes 2.5% 2/28/2026	4.13	55,000,000	54,205,974
US Treasury Notes 2.625% 12/31/2025	4.29	103,000,000	101,750,515
US Treasury Notes 2.625% 4/15/2025	4.42	12,000,000	11,991,821
US Treasury Notes 2.75% 5/15/2025	4.35 to 5.25	1,032,000,000	1,029,337,692
US Treasury Notes 2.875% 4/30/2025	4.37 to 5.22	351,000,000	350,427,794
US Treasury Notes 3.875% 4/30/2025	4.36 to 5.26	1,173,000,000	1,172,114,816
US Treasury Notes 4% 2/15/2026	4.29	33,000,000	32,918,136
US Treasury Notes 4.25% 1/31/2026	4.28	333,000,000	332,908,867
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	903,000,000	902,709,973
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	606,000,000	608,167,417
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	155,000,000	155,671,398
US Treasury Notes 4.625% 3/15/2026	4.11	35,705,000	35,873,713
US Treasury Notes 4.625% 6/30/2025	4.37	153,000,000	153,094,669
US Treasury Notes 5% 10/31/2025	4.45	21,000,000	21,064,775
US Treasury Notes 5% 9/30/2025	4.30	230,000,000	230,776,436
US Treasury Notes Inflation-Indexed 0.125% 4/15/2025	-2.34 to -1.71	1,393,297,065	1,394,589,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,369,080,663)			40,369,080,663

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $231,759,808,700)	231,759,808,700
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(6,644,694,046)
NET ASSETS - 100.0%	225,115,114,654

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.40	3/31/2025	4/1/2025	297,000,000	297,036,300	Agency Mortgage-Backed Securities	2.00 - 7.00	9/1/2028 - 10/20/2054	302,977,027
ABN AMRO Bank NV	4.38	3/31/2025	4/1/2025	315,000,000	315,038,325	U.S. Treasuries (including strips)	0.38 - 4.75	11/30/2025 - 5/15/2054	322,098,983
BMO Chicago Branch	4.34	3/28/2025	4/4/2025	200,000,000	200,168,778	Agency Mortgage-Backed Securities	4.63 - 7.96	9/20/2038 - 2/20/2075	204,098,373
BMO Chicago Branch	4.32	3/24/2025	4/4/2025	444,000,000	444,586,080	Agency Collateralized Mortgage Obligation	4.50 - 6.00	12/20/2054 - 2/20/2073	457,759,028
BMO Chicago Branch	4.37	3/31/2025	4/1/2025	149,000,000	149,018,087	Agency Mortgage-Backed Securities	3.00 - 7.00	7/20/2047 - 3/20/2065	151,998,449
BMO Chicago Branch	4.36	3/31/2025	4/1/2025	88,000,000	88,010,658	U.S. Treasuries (including strips)	4.13	10/31/2031	89,770,901
BNP Paribas, SA	4.31	3/28/2025	4/29/2025	451,000,000	452,727,831	U.S. Treasuries (including strips)	0.50 - 6.63	10/31/2025 - 8/15/2053	460,248,774
BNP Paribas, SA	4.31	3/27/2025	4/28/2025	890,000,000	893,409,689	U.S. Treasuries (including strips)	0.00 - 4.75	5/8/2025 - 8/15/2054	908,728,985
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	892,000,000	894,349,429	U.S. Treasuries (including strips)	0.00 - 4.88	5/15/2025 - 8/15/2054	911,760,379
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	259,000,000	259,682,177	U.S. Treasuries (including strips)	0.00 - 6.25	5/1/2025 - 5/15/2054	264,959,564
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	897,000,000	899,577,380	U.S. Treasuries (including strips)	0.50 - 4.75	1/31/2026 - 11/15/2052	917,675,750
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	899,000,000	901,583,127	U.S. Treasuries (including strips)	0.63 - 4.88	1/31/2026 - 5/15/2049	918,956,118
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	892,000,000	894,349,429	U.S. Treasuries (including strips)	0.00 - 4.88	4/15/2025 - 5/15/2054	911,968,733
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	892,000,000	894,349,429	U.S. Treasuries (including strips)	0.63 - 4.88	1/31/2026 - 5/15/2054	912,003,540
Barclays Bank PLC	4.32	3/19/2025	4/25/2025	98,000,000	98,435,120	Agency Mortgage-Backed Securities	2.50 - 6.00	9/20/2047 - 1/1/2055	100,115,938
Barclays Bank PLC	4.33	3/12/2025	4/14/2025	196,000,000	196,777,957	Agency Mortgage-Backed Securities	3.50 - 6.50	5/15/2041 - 6/25/2054	200,403,517
Barclays Bank PLC	4.38	3/31/2025	4/1/2025	119,000,000	119,014,478	Agency Collateralized Mortgage Obligation	3.50 - 7.50	9/25/2038 - 8/20/2053	122,579,946
Barclays Bank PLC	4.36	3/25/2025	4/1/2025	148,000,000	148,125,471	Agency Mortgage-Backed Securities	4.50	5/20/2054	151,080,426
						Agency Collateralized Mortgage Obligation	5.34	6/25/2054	7,629
									151,088,055
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	362,000,000	362,043,842	U.S. Treasuries (including strips)	0.00 - 4.13	11/15/2025 - 8/15/2041	369,284,746
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	362,000,000	362,043,842	U.S. Treasuries (including strips)	3.63 - 4.50	5/15/2027 - 2/15/2044	369,284,750
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	87,000,000	87,947,841	U.S. Treasuries (including strips)	1.38 - 2.88	11/15/2031 - 5/15/2043	88,856,904
BofA Securities, Inc.	4.40(g)	3/4/2025	6/4/2025	64,000,000	64,719,644	Agency Mortgage-Backed Securities	2.50 - 7.00	9/20/2033 - 8/20/2064	65,502,551
BofA Securities, Inc.	4.40(g)	3/6/2025	6/3/2025	257,000,000	259,795,589	Agency Mortgage-Backed Securities	2.00 - 7.50	6/1/2032 - 4/1/2055	237,828,622
						Agency Debentures and Agency Strips	4.50	9/9/2033	25,141,125
									262,969,747
BofA Securities, Inc.	4.40(g)	2/28/2025	5/28/2025	715,000,000	722,777,611	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2026 - 12/20/2064	732,145,081
BofA Securities, Inc.	4.41(g)	2/3/2025	5/5/2025	190,000,000	192,118,025	Agency Mortgage-Backed Securities	2.00 - 7.75	9/15/2026 - 3/15/2060	195,151,433
BofA Securities, Inc.	4.41(g)	12/24/2024	4/7/2025	124,000,000	125,579,760	Agency Mortgage-Backed Securities	1.50 - 7.50	9/1/2029 - 2/20/2055	127,261,149
						Agency Debentures and Agency Strips	3.80	4/5/2032	737,139
									127,998,288
BofA Securities, Inc.	4.31	3/3/2025	4/3/2025	87,000,000	87,322,891	U.S. Treasuries (including strips)	0.25 - 6.50	4/30/2025 - 5/15/2040	89,048,101
BofA Securities, Inc.	4.35	1/27/2025	4/1/2025	125,000,000	125,966,667	Agency Mortgage-Backed Securities	2.50 - 7.50	1/1/2026 - 3/20/2055	128,486,001
BofA Securities, Inc.	4.35	1/28/2025	4/1/2025	125,000,000	125,951,563	Agency Mortgage-Backed Securities	2.00 - 6.00	7/1/2027 - 4/1/2055	128,470,595
BofA Securities, Inc.	4.35	1/29/2025	4/1/2025	302,000,000	304,262,484	Agency Mortgage-Backed Securities	2.00 - 7.00	10/1/2028 - 4/1/2055	310,347,734
BofA Securities, Inc.	4.35	1/30/2025	4/1/2025	508,000,000	511,744,383	Agency Mortgage-Backed Securities	2.00 - 7.50	2/1/2032 - 4/1/2055	521,979,272
Canadian Imperial Bank of Commerce	4.37	3/20/2025	5/8/2025	12,000,000	12,071,377	Agency Mortgage-Backed Securities	1.61 - 7.00	10/1/2029 - 1/20/2055	12,258,039
Canadian Imperial Bank of Commerce	4.32	3/21/2025	4/15/2025	24,000,000	24,072,000	Agency Mortgage-Backed Securities	1.38 - 7.00	4/1/2028 - 8/20/2064	24,512,314
Canadian Imperial Bank of Commerce	4.33	3/13/2025	4/14/2025	177,000,000	177,681,253	Agency Mortgage-Backed Securities	1.33 - 7.00	4/1/2028 - 2/20/2075	180,268,835
						U.S. Treasuries (including strips)	0.00 - 4.50	7/15/2026 - 2/15/2034	683,757
									180,952,592
Canadian Imperial Bank of Commerce	4.32	3/20/2025	4/14/2025	350,000,000	351,050,000	Agency Mortgage-Backed Securities	1.33 - 8.00	8/1/2025 - 1/20/2072	357,513,341
						U.S. Treasuries (including strips)	0.00 - 1.75	1/15/2026 - 8/15/2041	1,478
									357,514,819
Canadian Imperial Bank of Commerce	4.33	3/10/2025	4/10/2025	266,000,000	266,991,811	U.S. Treasuries (including strips)	0.00 - 4.75	4/10/2025 - 11/15/2054	272,059,896
Canadian Imperial Bank of Commerce	4.31	3/20/2025	4/10/2025	70,000,000	70,175,992	U.S. Treasuries (including strips)	0.38 - 4.50	10/15/2025 - 11/15/2031	71,502,581
Canadian Imperial Bank of Commerce	4.33	3/7/2025	4/4/2025	398,000,000	399,340,376	U.S. Treasuries (including strips)	0.00 - 4.75	4/10/2025 - 11/15/2054	407,448,502
Canadian Imperial Bank of Commerce	4.38	3/31/2025	4/1/2025	198,000,000	198,024,090	Agency Mortgage-Backed Securities	2.00 - 6.50	10/1/2029 - 6/1/2060	199,645,912
						U.S. Treasuries (including strips)	0.00	5/15/2027	2,361,588
									202,007,500
Citibank NA	4.36	3/27/2025	4/3/2025	294,000,000	294,249,247	Agency Mortgage-Backed Securities	1.91 - 8.50	4/20/2025 - 7/20/2060	300,061,594
Citigroup Global Capital Markets, Inc.	4.41(g)	3/28/2025	5/29/2025	518,000,000	521,934,210	Agency Mortgage-Backed Securities	2.50 - 8.50	12/20/2053 - 2/20/2054	528,360,851
						U.S. Treasuries (including strips)	3.63	5/15/2026	259,235
									528,620,086
Citigroup Global Capital Markets, Inc.	4.41(g)	3/20/2025	5/21/2025	513,000,000	516,896,235	Agency Mortgage-Backed Securities	2.00 - 7.50	6/20/2053 - 9/20/2053	523,260,697
						U.S. Treasuries (including strips)	3.63	5/15/2026	765,496
									524,026,193
Citigroup Global Capital Markets, Inc.	4.41(g)	3/12/2025	5/13/2025	900,000,000	906,835,500	Agency Mortgage-Backed Securities	2.00 - 8.00	9/20/2053 - 12/20/2053	918,000,392
						U.S. Treasuries (including strips)	3.63	5/15/2026	2,236,748
									920,237,140
Citigroup Global Capital Markets, Inc.	4.40(g)	3/12/2025	5/13/2025	521,000,000	524,948,022	U.S. Treasuries (including strips)	0.00 - 4.00	9/11/2025 - 3/31/2030	532,712,125
Citigroup Global Capital Markets, Inc.	4.36	3/27/2025	4/3/2025	245,000,000	245,207,706	Agency Mortgage-Backed Securities	2.40 - 6.73	8/15/2025 - 2/20/2075	250,051,329
Credit AG	4.34	3/24/2025	4/24/2025	59,000,000	59,220,496	U.S. Treasuries (including strips)	4.00	1/15/2027	60,238,125
Federal Reserve Bank of NY	4.25	3/31/2025	4/1/2025	16,136,000,000	16,137,904,944	U.S. Treasuries (including strips)	1.63 - 4.63	8/15/2029 - 2/15/2041	16,137,905,002
Ficc ING Fin Mkts Gc (Gov)	4.37	3/31/2025	4/1/2025	1,447,000,000	1,447,175,650	U.S. Treasuries (including strips)	0.63 - 4.63	3/31/2027 - 8/15/2034	1,476,119,175
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	362,000,000	362,044,043	U.S. Treasuries (including strips)	1.38 - 4.63	2/15/2036 - 11/15/2044	369,284,925
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	1,266,000,000	1,266,154,030	U.S. Treasuries (including strips)	1.13 - 4.75	2/29/2028 - 11/15/2053	1,291,477,123
Fixed Income Clearing Corp - BNYM	4.35	3/31/2025	4/1/2025	9,043,000,000	9,044,092,696	U.S. Treasuries (including strips)	0.13 - 4.63	7/15/2026 - 2/15/2043	9,223,860,019
Fixed Income Clearing Corp - BONY	4.37	3/31/2025	4/1/2025	1,254,000,000	1,254,152,222	Agency Mortgage-Backed Securities	1.50 - 7.50	5/1/2036 - 6/1/2063	1,279,080,040
Fixed Income Clearing Corp - CIBC	4.36	3/31/2025	4/1/2025	1,266,000,000	1,266,153,327	U.S. Treasuries (including strips)	0.75 - 4.88	4/30/2026 - 2/29/2032	1,291,727,006
Fixed Income Clearing Corp - Credit Agricole	4.39	3/31/2025	4/1/2025	4,230,000,000	4,230,515,825	U.S. Treasuries (including strips)	2.38 - 4.50	2/28/2031 - 11/15/2049	4,310,422,087
Fixed Income Clearing Corp - Credit Agricole	4.38	3/31/2025	4/1/2025	1,103,000,000	1,103,134,198	U.S. Treasuries (including strips)	1.88 - 4.13	5/31/2027 - 2/15/2041	1,124,370,572
Fixed Income Clearing Corp - Goldman	4.37	3/31/2025	4/1/2025	1,593,000,000	1,593,193,373	Agency Mortgage-Backed Securities	1.50 - 7.00	6/1/2026 - 4/1/2059	1,625,057,244
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	2,677,000,000	2,677,324,214	U.S. Treasuries (including strips)	2.25 - 4.13	5/31/2027 - 8/15/2034	2,730,870,757
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	2,677,000,000	2,677,324,214	U.S. Treasuries (including strips)	0.50 - 4.38	2/28/2026 - 2/15/2050	2,730,870,732
Fixed Income Clearing Corp - ING	4.37	3/31/2025	4/1/2025	181,000,000	181,021,971	U.S. Treasuries (including strips)	4.13 - 4.38	8/31/2028 - 11/30/2029	184,664,906
Fixed Income Clearing Corp - Mizuho	4.38	3/31/2025	4/1/2025	1,095,000,000	1,095,133,225	Agency Mortgage-Backed Securities	1.50 - 7.00	1/1/2030 - 3/15/2060	1,117,035,890
Fixed Income Clearing Corp - Mizuho	4.37	3/31/2025	4/1/2025	532,000,000	532,064,579	U.S. Treasuries (including strips)	0.00 - 5.00	7/31/2025 - 11/15/2052	542,705,924
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	3,584,000,000	3,584,434,062	Agency Mortgage-Backed Securities	1.00 - 8.00	6/1/2025 - 6/1/2062	3,656,122,743
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	3,186,000,000	3,186,385,860	Agency Mortgage-Backed Securities	1.50 - 8.00	6/1/2025 - 4/1/2055	3,250,113,603
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	1,195,000,000	1,195,144,728	Agency Mortgage-Backed Securities	2.00 - 7.00	10/20/2050 - 2/20/2055	1,219,047,523
						U.S. Treasuries (including strips)	0.38	4/30/2025	100
									1,219,047,623
Fixed Income Clearing Corp - Natixis	4.37	3/31/2025	4/1/2025	1,266,000,000	1,266,153,678	U.S. Treasuries (including strips)	3.88	3/31/2030	1,291,225,282
Fixed Income Clearing Corp - Nomura	4.37	3/31/2025	4/1/2025	904,000,000	904,109,736	U.S. Treasuries (including strips)	0.25 - 4.88	7/31/2025 - 8/15/2034	922,191,976
Fixed Income Clearing Corp - State Street Bank	4.39	3/31/2025	4/1/2025	1,095,000,000	1,095,133,529	Agency Mortgage-Backed Securities	1.50 - 6.50	1/1/2036 - 3/1/2055	1,115,369,890
						U.S. Treasuries (including strips)	4.38	7/31/2026	1,666,310
									1,117,036,200
Fixed Income Clearing Corp - State Street Bank	4.38	3/31/2025	4/1/2025	8,681,000,000	8,682,056,188	U.S. Treasuries (including strips)	1.00 - 4.88	2/15/2028 - 10/31/2028	8,854,620,027
Goldman Sachs & Co LLC	4.35(g)	3/28/2025	5/28/2025	585,000,000	589,311,938	Agency Mortgage-Backed Securities	1.94 - 6.50	7/1/2033 - 4/1/2055	596,989,400
Goldman Sachs & Co LLC	4.35(g)	3/25/2025	5/27/2025	391,000,000	393,976,487	Agency Mortgage-Backed Securities	1.50 - 6.50	12/1/2026 - 6/15/2066	399,157,668
Goldman Sachs & Co LLC	4.37	3/31/2025	4/7/2025	893,000,000	893,758,802	Agency Mortgage-Backed Securities	1.50 - 8.00	11/20/2026 - 5/15/2066	910,970,569
HSBC Securities, Inc. (U.S.A.)	4.35	3/25/2025	4/1/2025	349,000,000	349,295,196	U.S. Treasuries (including strips)	2.00 - 4.25	10/31/2025 - 8/15/2051	356,412,181
ING Financial Markets LLC	4.37	3/20/2025	5/8/2025	385,000,000	387,290,001	Agency Mortgage-Backed Securities	3.00 - 6.00	1/1/2051 - 2/1/2055	393,272,034
ING Financial Markets LLC	4.35	3/26/2025	4/2/2025	26,000,000	26,021,992	U.S. Treasuries (including strips)	2.75 - 3.38	8/15/2042 - 11/15/2048	26,588,792
ING Financial Markets LLC	4.34	3/25/2025	4/1/2025	35,000,000	35,029,536	U.S. Treasuries (including strips)	2.00 - 4.25	2/15/2045 - 8/15/2054	35,992,200
JP Morgan Securities, LLC	4.35(g)	3/17/2025	4/16/2025	5,023,000,000	5,041,208,375	U.S. Treasuries (including strips)	0.75 - 6.75	4/30/2026 - 8/15/2040	5,132,703,612
JP Morgan Securities, LLC	4.37	3/31/2025	4/1/2025	1,786,000,000	1,786,216,801	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2037 - 4/1/2055	1,821,941,138
JP Morgan Securities, LLC	4.36	3/31/2025	4/1/2025	1,416,000,000	1,416,171,493	U.S. Treasuries (including strips)	1.38 - 4.38	5/15/2040 - 8/15/2042	1,444,494,926
Lloyds Bank Corp Mrkts	4.37	3/28/2025	4/4/2025	388,000,000	388,329,692	U.S. Treasuries (including strips)	3.13 - 4.50	7/15/2026 - 4/30/2028	395,991,619
Lloyds Bank PLC	4.40	2/20/2025	5/28/2025	111,000,000	112,315,967	U.S. Treasuries (including strips)	0.50 - 3.88	8/31/2027 - 12/31/2027	113,779,202
Lloyds Bank PLC	4.40	2/19/2025	5/23/2025	111,000,000	112,261,700	U.S. Treasuries (including strips)	1.50 - 2.25	8/15/2027 - 2/15/2030	114,023,661
Lloyds Bank PLC	4.40	2/25/2025	5/20/2025	56,000,000	56,574,933	U.S. Treasuries (including strips)	1.88	2/15/2032	57,560,088
Lloyds Bank PLC	4.38	2/7/2025	5/7/2025	104,000,000	105,126,146	U.S. Treasuries (including strips)	0.88 - 3.88	12/31/2027 - 11/15/2030	106,860,950
Lloyds Bank PLC	4.37	1/31/2025	4/30/2025	56,000,000	56,605,002	U.S. Treasuries (including strips)	2.38 - 3.88	5/15/2027 - 8/15/2033	57,546,023
MUFG Securities (Canada), Ltd.	4.37	3/20/2025	6/9/2025	179,000,000	180,760,017	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2027 - 6/1/2056	182,845,959
MUFG Securities (Canada), Ltd.	4.35	3/20/2025	6/9/2025	169,000,000	170,654,087	U.S. Treasuries (including strips)	0.25 - 6.13	5/15/2025 - 8/15/2054	173,164,660
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	88,000,000	88,517,440	U.S. Treasuries (including strips)	0.00 - 5.00	5/15/2025 - 11/15/2054	89,889,560
MUFG Securities EMEA PLC	4.32	3/20/2025	4/8/2025	531,000,000	532,210,680	U.S. Treasuries (including strips)	0.38 - 4.50	11/30/2026 - 8/15/2032	543,053,881
MUFG Securities EMEA PLC	4.34	3/7/2025	4/7/2025	532,000,000	533,988,202	U.S. Treasuries (including strips)	1.13 - 4.88	7/31/2027 - 5/15/2033	544,661,888
MUFG Securities EMEA PLC	4.36	3/31/2025	4/1/2025	127,000,000	127,015,381	U.S. Treasuries (including strips)	2.88 - 3.88	4/30/2025 - 3/31/2030	129,522,331
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	3/20/2025	6/9/2025	692,000,000	698,804,090	Agency Mortgage-Backed Securities	2.00 - 6.50	5/1/2025 - 3/1/2055	686,008,120
						Agency Debentures and Agency Strips	5.11	3/25/2033	20,860,053
									706,868,173
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	3/20/2025	6/9/2025	169,000,000	170,654,087	U.S. Treasuries (including strips)	2.25 - 3.00	2/15/2042 - 8/15/2046	173,846,095
Mizuho Securities U.S.A., Inc.	4.37	3/26/2025	4/2/2025	130,000,000	130,110,464	U.S. Treasuries (including strips)	2.25	8/15/2027	132,696,657
NatWest Market Securities Inc	4.35	3/28/2025	4/4/2025	310,000,000	310,262,208	U.S. Treasuries (including strips)	0.50 - 4.88	5/31/2025 - 8/15/2033	316,352,870
NatWest Market Securities Inc	4.37	3/31/2025	4/1/2025	88,000,000	88,010,682	U.S. Treasuries (including strips)	4.25	1/15/2028 - 6/30/2029	89,770,991
Norinchukin Bank	4.35	3/25/2025	4/1/2025	114,000,000	114,096,425	U.S. Treasuries (including strips)	3.63	2/15/2053	117,505,274
Prudential Insurance Co. of America	4.39	3/31/2025	4/1/2025	710,382,650	710,469,277	U.S. Treasuries (including strips)	0.00 - 5.50	8/7/2025 - 11/15/2044	725,230,250
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	707,000,000	711,147,537	U.S. Treasuries (including strips)	0.00 - 5.00	10/31/2025 - 2/15/2055	722,201,810
RBC Financial Group	4.32	3/20/2025	4/28/2025	2,001,000,000	2,010,364,680	Agency Mortgage-Backed Securities	2.00 - 7.00	5/1/2042 - 4/1/2055	849,587,837
						U.S. Treasuries (including strips)	0.13 - 4.63	4/15/2025 - 2/15/2055	1,200,089,737
									2,049,677,574
SMBC Nikko Securities America, Inc.	4.38	3/31/2025	4/1/2025	239,000,000	239,029,078	Agency Mortgage-Backed Securities	2.00 - 6.50	3/1/2028 - 8/1/2056	243,155,408
						U.S. Treasuries (including strips)	0.00 - 3.63	6/3/2025 - 3/31/2028	654,294
									243,809,702
SMBC Nikko Securities America, Inc.	4.37	3/31/2025	4/1/2025	1,332,000,000	1,332,161,690	U.S. Treasuries (including strips)	0.00 - 5.00	4/8/2025 - 11/15/2053	1,358,894,073
Societe Generale	4.37	3/26/2025	4/2/2025	245,000,000	245,208,182	Agency Mortgage-Backed Securities	2.50	9/1/2050	135,251,312
						U.S. Treasuries (including strips)	4.25	1/31/2030	114,830,699
									250,082,011
Societe Generale	4.34	3/25/2025	4/1/2025	612,000,000	612,516,460	U.S. Treasuries (including strips)	4.00 - 4.63	10/31/2026 - 3/31/2030	624,766,886
Sumitomo Mitsui Banking Corp	4.35	3/19/2025	4/2/2025	41,000,000	41,069,358	U.S. Treasuries (including strips)	1.63	8/15/2029	41,936,786
TD Securities (U.S.A.)	4.38	3/31/2025	4/1/2025	397,000,000	397,048,302	Agency Mortgage-Backed Securities	3.00 - 7.00	1/1/2042 - 2/1/2055	404,989,268
TD Securities (U.S.A.)	4.37	3/31/2025	4/1/2025	177,000,000	177,021,486	U.S. Treasuries (including strips)	4.13 - 4.50	5/31/2029 - 11/30/2029	180,561,958
Wells Fargo Securities, LLC	4.37	3/5/2025	6/5/2025	334,000,000	337,730,038	Agency Mortgage-Backed Securities	1.50 - 7.00	2/1/2033 - 4/1/2055	341,796,579
Wells Fargo Securities, LLC	4.36	3/20/2025	5/23/2025	257,000,000	258,992,036	Agency Mortgage-Backed Securities	2.00 - 6.50	12/1/2030 - 4/1/2055	262,520,977
Wells Fargo Securities, LLC	4.36	3/20/2025	5/20/2025	643,000,000	647,750,341	Agency Mortgage-Backed Securities	1.50 - 7.00	3/1/2026 - 4/1/2055	656,813,184
Wells Fargo Securities, LLC	4.38	2/18/2025	5/19/2025	505,000,000	510,529,750	Agency Mortgage-Backed Securities	1.50 - 7.00	5/1/2027 - 3/1/2055	517,732,161
Wells Fargo Securities, LLC	4.36	3/14/2025	5/14/2025	260,000,000	261,920,822	Agency Mortgage-Backed Securities	1.50 - 6.50	6/1/2035 - 4/1/2055	265,778,136
Wells Fargo Securities, LLC	4.37	2/6/2025	5/8/2025	500,000,000	505,523,194	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2026 - 4/1/2055	513,343,051
Wells Fargo Securities, LLC	4.37	2/7/2025	5/8/2025	750,000,000	758,193,750	Agency Mortgage-Backed Securities	1.50 - 7.50	12/1/2027 - 3/1/2055	769,921,713
Total Repurchase Agreements				$ 105,306,382,650	105,479,272,299				107,183,247,475

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$13,199,752,000 due 04/01/2025 at 4.37%
BNP Paribas SA	397,786,000
Bank of America NA	716,016,000
Bank of Nova Scotia/The	354,741,000
BofA Securities Inc	560,615,000
Citigroup Global Capital Markets Inc.	1,669,204,000
HSBC Securities Inc. (U.S.A.)	395,077,000
ING Financial Markets LLC	198,893,000
MUFG Securities (Canada) Ltd.	745,849,000
Nomura Securities International Inc	1,045,785,000
Rbc Dominion Securities Inc	2,133,138,000
Royal Bank of Canada	427,992,000
Sumitomo Mitsui Banking Corp	3,997,755,000
Wells Fargo Bank NA	397,786,000
Wells Fargo Securities LLC	159,115,000
13,199,752,000
$2,411,180,000 due 04/01/2025 at 4.36%
Bank of Nova Scotia/The	411,000
BofA Securities Inc	221,000
Citigroup Global Capital Markets Inc.	403,975,000
HSBC Securities Inc. (U.S.A.)	216,000
Nomura Securities International Inc	175,000
Rbc Dominion Securities Inc	6,072,000
Royal Bank of Canada	496,000
Societe Generale SA	262,171,000
Sumitomo Mitsui Banking Corp/New York	1,737,443,000
2,411,180,000
Government Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $126,086,064,650) - See accompanying schedule Unaffiliated issuers (cost $231,759,808,700):		$231,759,808,700
Cash		952,000,211
Receivable for fund shares sold		1,151,659,267
Interest receivable		497,799,413
Prepaid expenses		85,150
Receivable from investment adviser for expense reductions		6,812,334
Other receivables		2,008,421
Total assets		234,370,173,496
Liabilities
Payable for investments purchased
Regular delivery	$8,057,662,784
Delayed delivery	188,000,000
Payable for fund shares redeemed	640,818,671
Distributions payable	325,711,546
Accrued management fee	26,562,823
Distribution and service plan fees payable	1,606,111
Other affiliated payables	7,654,783
Other payables and accrued expenses	7,042,124
Total liabilities		9,255,058,842
Net Assets		$225,115,114,654
Net Assets consist of:
Paid in capital		$225,104,232,426
Total accumulated earnings (loss)		10,882,228
Net Assets		$225,115,114,654

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($53,167,649,702 ÷ 53,143,982,960 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,384,543,201 ÷ 1,383,872,627 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($6,841,746,126 ÷ 6,838,475,049 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($255,423,598 ÷ 255,394,720 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($163,465,752,027 ÷ 163,471,959,435 shares)		$1.00
Statement of Operations
Year ended March 31, 2025
Investment Income
Interest		$10,414,832,922
Expenses
Management fee	$293,902,218
Transfer agent fees	79,451,628
Distribution and service plan fees	17,905,578
Accounting fees and expenses	4,948,225
Custodian fees and expenses	1,292,357
Independent trustees' fees and expenses	539,730
Registration fees	5,657,979
Audit fees	63,503
Legal	91,091
Miscellaneous	469,527
Total expenses before reductions	404,321,836
Expense reductions	(70,406,129)
Total expenses after reductions		333,915,707
Net Investment income (loss)		10,080,917,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	575,839
Total net realized gain (loss)		575,839
Net increase in net assets resulting from operations		$10,081,493,054
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,080,917,215	$9,466,701,603
Net realized gain (loss)	575,839	(506,491)
Net increase in net assets resulting from operations	10,081,493,054	9,466,195,112
Distributions to shareholders	(10,069,673,682)	(9,467,183,554)

Share transactions - net increase (decrease)	26,286,919,974	26,669,281,649
Total increase (decrease) in net assets	26,298,739,346	26,668,293,207

Net Assets
Beginning of period	198,816,375,308	172,148,082,101
End of period	$225,115,114,654	$198,816,375,308

Financial Highlights
Government Portfolio Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.051	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.051	.025	- B	- B
Distributions from net investment income	(.048)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.91%	5.26%	2.57%	.02%	.04%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.20%	.20%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.79%	5.14%	2.61%	.01%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$53,167,650	$42,265,971	$44,904,989	$30,836,096	$33,508,140

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Class II

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.050	.024	- B	- B
Net realized and unrealized gain (loss)	(.001) C	- B	- B	- B	- B
Total from investment operations	.046	.050	.024	- B	- B
Distributions from net investment income	(.046)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.046)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	4.75%	5.10%	2.41%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36%	.36%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.08%	.17%
Expenses net of all reductions	.33%	.33%	.33%	.08%	.17%
Net investment income (loss)	4.64%	4.99%	2.46%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,384,543	$1,317,113	$942,328	$959,467	$1,365,564

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Class III

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.049	.023	- B	- B
Net realized and unrealized gain (loss)	(.001) C	- B	- B	- B	- B
Total from investment operations	.045	.049	.023	- B	- B
Distributions from net investment income	(.045)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.045)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	4.65%	5.00%	2.32%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.43%	.43%	.42%	.08%	.19%
Expenses net of all reductions	.43%	.43%	.42%	.08%	.19%
Net investment income (loss)	4.54%	4.89%	2.37%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$6,841,746	$5,714,437	$4,188,981	$3,764,164	$3,233,933

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Select Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.051	.025	- B	- B
Net realized and unrealized gain (loss)	(.001) C	- B	- B	- B	- B
Total from investment operations	.047	.051	.025	- B	- B
Distributions from net investment income	(.047)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.047)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	4.85%	5.21%	2.51%	.01%	.03%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26%	.26%	.26%	.25%	.25%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.08%	.17%
Expenses net of all reductions	.23%	.23%	.23%	.08%	.17%
Net investment income (loss)	4.74%	5.09%	2.56%	.02%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$255,424	$217,340	$218,451	$292,713	$367,246

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Institutional Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.052	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.052	.026	- B	.001
Distributions from net investment income	(.048)	(.052)	(.026)	- B	(.001)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.048)	(.052)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.95%	5.30%	2.61%	.02%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.17%	.17%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.83%	5.18%	2.65%	.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$163,465,752	$149,301,514	$121,893,333	$91,880,707	$92,805,026

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 52.7%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.37%, dated 4/1/2025 due 4/2/2025 (b)	2,746,333,334	2,746,000,000
Fixed Income Clearing Corp - ING 4.36%, dated 4/1/2025 due 4/2/2025 (b)	588,071,213	588,000,000
Investments in repurchase agreements in a joint trading account at 4.36%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Government Obligations)#	279,144,804	279,111,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 3/31/2025 due 4/1/2025 (Collateralized by U.S. Government Obligations)#	10,072,926,652	10,071,704,000
Repurchase Agreements*	65,448,588,905	65,318,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,002,815,000)		79,002,815,000

Time Deposits - 7.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Canadian Imperial Bank of Commerce 4.33% 4/1/2025	4.33	438,140,000	438,140,000
DNB Bank ASA 4.33% 4/1/2025	4.33	2,133,891,000	2,133,891,000
ING Bank NV 4.35% 4/3/2025	4.35	1,314,000,000	1,314,000,000
Mizuho Bank Ltd Canada Branch 4.35% 4/1/2025	4.35	1,654,000,000	1,654,000,000
Mizuho Bank Ltd Canada Branch 4.36% 4/7/2025	4.36	157,000,000	157,000,000
National Bank of Canada (Td) 4.34% 4/3/2025	4.34	263,000,000	263,000,000
Royal Bank of Canada Toronto 4.34% 4/1/2025	4.34	1,847,000,000	1,847,000,000
Royal Bank of Canada Toronto 4.35% 4/3/2025	4.35	525,000,000	525,000,000
Royal Bank of Canada Toronto 4.35% 4/7/2025	4.35	524,000,000	524,000,000
Skandinaviska Enskild Bkny 4.33% 4/1/2025	4.33	534,000,000	534,000,000
Toronto Dominion Bank 4.35% 4/3/2025	4.35	524,000,000	524,000,000
Toronto Dominion Bank 4.35% 4/4/2025	4.35	524,000,000	524,000,000
TOTAL TIME DEPOSITS (Cost $10,438,031,000)			10,438,031,000

Commercial Paper - 18.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.2%, 4.54% 10/2/2025 (d)(e)	4.54	526,000,000	526,000,000
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.2%, 4.54% 9/23/2025 (d)(e)	4.54	263,000,000	263,000,000
Australia & New Zealand Banking Group Ltd yankee U.S. SOFR Index + 0.16%, 4.5% 9/12/2025 (d)(e)	4.50	145,000,000	145,000,000
Australia & New Zealand Banking Group Ltd yankee U.S. SOFR Index + 0.2%, 4.54% 10/1/2025 (d)(e)	4.54	525,000,000	525,000,000
Bank of Montreal U.S. SOFR Index + 0.16%, 4.5% 9/4/2025 (d)(e)	4.50	132,000,000	132,000,000
Bank of Montreal U.S. SOFR Index + 0.16%, 4.5% 9/5/2025 (d)(e)	4.50	265,000,000	265,000,000
Bank of Montreal U.S. SOFR Index + 0.21%, 4.55% 5/1/2025 (d)(e)	4.55	182,000,000	182,000,000
Bank of Montreal yankee 4.385% 5/12/2025	4.44	132,000,000	131,340,788
Bank of Montreal yankee 4.39% 4/16/2025	4.42	528,000,000	527,034,200
Bank of Montreal yankee 4.39% 4/22/2025	4.43	264,000,000	263,323,940
Bank of Montreal yankee 4.39% 4/23/2025	4.43	264,000,000	263,291,747
Bank of Montreal yankee 4.39% 4/25/2025	4.43	264,000,000	263,227,360
Bank of Montreal yankee 4.395% 5/28/2025	4.45	317,000,000	314,794,076
Bank of Montreal yankee 4.45% 6/11/2025	4.55	131,000,000	129,850,810
Bank of Montreal yankee 4.496% 6/3/2025	4.60	262,000,000	259,938,813
Bank of Nova Scotia/The U.S. SOFR Index + 0.21%, 4.55% 5/9/2025 (d)(e)	4.55	260,000,000	260,000,000
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.4% 5/20/2025 (f)	4.44	264,000,000	262,418,933
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.42% 4/23/2025 (f)	4.45	264,000,000	263,286,907
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.42% 5/1/2025 (f)	4.46	263,000,000	262,031,283
Bedford Row Funding Corp 4.365% 7/23/2025 (Liquidity Facility Royal Bank Of Canada)	4.43	210,000,000	207,122,738
Bedford Row Funding Corp 4.53% 5/21/2025 (Liquidity Facility Royal Bank Of Canada)	4.64	157,000,000	156,012,208
Bedford Row Funding Corp U.S. SOFR Index + 0.2%, 4.54% 10/3/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.54	106,000,000	106,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.22%, 4.56% 4/3/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.56	130,000,000	130,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.23%, 4.57% 5/19/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.57	104,000,000	104,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.24%, 4.58% 7/15/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.58	79,000,000	79,000,000
BofA Securities Inc 4.55% 4/14/2025	4.64	392,000,000	391,355,923
BofA Securities Inc 4.55% 5/1/2025	4.65	261,000,000	260,010,375
BofA Securities Inc 4.58% 4/3/2025	4.67	260,000,000	259,933,844
BofA Securities Inc U.S. SOFR Index + 0.17%, 4.53% 8/15/2025 (d)(e)	4.53	211,000,000	211,000,000
Cabot Trail Funding LLC 4.36% 9/2/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	35,000,000	34,347,211
Cabot Trail Funding LLC 4.36% 9/4/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	54,000,000	52,979,760
Cabot Trail Funding LLC 4.37% 8/27/2025 (Liquidity Facility The Toronto Dominion Bank)	4.47	25,000,000	24,550,861
Cabot Trail Funding LLC 4.47% 6/16/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	25,000,000	24,764,083
Cabot Trail Funding LLC 4.47% 6/17/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	52,000,000	51,502,837
Cabot Trail Funding LLC 4.47% 6/18/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	52,000,000	51,496,380
Cabot Trail Funding LLC 4.56% 4/9/2025 (Liquidity Facility The Toronto Dominion Bank)	4.67	58,000,000	57,941,227
Cabot Trail Funding LLC 4.56% 5/20/2025 (Liquidity Facility The Toronto Dominion Bank)	4.67	151,000,000	150,062,793
Cabot Trail Funding LLC 4.56% 5/21/2025 (Liquidity Facility The Toronto Dominion Bank)	4.67	110,000,000	109,303,333
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.16%, 4.5% 9/22/2025 (d)(e)	4.50	265,000,000	265,000,000
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.2%, 4.54% 4/24/2025 (d)(e)	4.54	129,000,000	129,000,000
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.2%, 4.54% 4/4/2025 (d)(e)	4.54	365,000,000	365,000,000
Canadian Imperial Bank of Commerce yankee 4.45% 6/11/2025	4.55	241,000,000	238,885,841
Canadian Imperial Bank of Commerce yankee 4.45% 6/12/2025	4.55	269,000,000	266,606,976
Commonwealth Bank of Australia U.S. SOFR Index + 0.19%, 4.53% 4/7/2025 (d)(e)	4.53	130,000,000	130,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.19%, 4.53% 4/9/2025 (d)(e)	4.53	130,000,000	130,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 4.57% 6/20/2025 (d)(e)	4.57	131,000,000	131,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 4.57% 6/23/2025 (d)(e)	4.57	131,000,000	131,000,000
DNB Bank ASA yankee 4.565% 4/10/2025	4.67	850,000,000	849,029,937
DNB Bank ASA yankee 4.565% 4/10/2025	4.67	114,000,000	113,869,898
Gotham Funding Corp yankee 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	54,000,000	53,488,710
Gotham Funding Corp yankee 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	52,000,000	51,507,647
Gotham Funding Corp yankee 4.37% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	79,000,000	78,232,822
Gotham Funding Corp yankee 4.37% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	106,000,000	104,970,622
Gotham Funding Corp yankee 4.4% 5/27/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	106,000,000	105,274,489
JP Morgan Securities LLC 4.42% 6/12/2025	4.52	262,000,000	259,683,920
JP Morgan Securities LLC 4.42% 6/18/2025	4.52	262,000,000	259,490,913
JP Morgan Securities LLC U.S. SOFR Index + 0.25%, 4.61% 7/2/2025 (d)(e)	4.61	131,000,000	131,000,000
Landesbank Baden-Wuerttemberg yankee 4.35% 4/1/2025	4.35	3,299,000,000	3,299,000,000
Liberty Street Funding LLC 4.36% 6/12/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	132,000,000	130,848,960
Liberty Street Funding LLC 4.36% 6/18/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	132,000,000	130,753,040
Liberty Street Funding LLC 4.37% 7/29/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.44	105,000,000	103,483,246
Liberty Street Funding LLC 4.37% 7/31/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.44	105,000,000	103,457,754
Mitsubishi UFJ Trust & Banking Corp/Singapore yankee 4.44% 5/27/2025	4.49	106,000,000	105,267,893
Mitsubishi UFJ Trust & Banking Corp/Singapore yankee 4.44% 6/13/2025	4.49	106,000,000	105,045,647
Mizuho Bank Ltd/Singapore yankee 4.365% 6/17/2025	4.42	106,000,000	105,010,358
Mizuho Bank Ltd/Singapore yankee 4.365% 6/18/2025	4.42	106,000,000	104,997,505
Mizuho Bank Ltd/Singapore yankee 4.405% 5/5/2025	4.45	53,000,000	52,779,505
Mizuho Bank Ltd/Singapore yankee 4.405% 6/3/2025	4.46	49,472,000	49,090,632
Mizuho Bank Ltd/Singapore yankee 4.405% 6/4/2025	4.46	53,000,000	52,584,951
Mizuho Bank Ltd/Singapore yankee 4.425% 4/22/2025	4.47	185,000,000	184,522,469
Mizuho Bank Ltd/Singapore yankee 4.425% 4/23/2025	4.47	264,000,000	263,286,100
Mizuho Bank Ltd/Singapore yankee 4.425% 4/24/2025	4.48	132,000,000	131,626,825
Mizuho Bank Ltd/Singapore yankee 4.425% 4/25/2025	4.48	158,000,000	157,533,900
Mizuho Bank Ltd/Singapore yankee 4.425% 5/6/2025	4.48	158,000,000	157,320,271
Mizuho Bank Ltd/Singapore yankee 4.425% 5/7/2025	4.48	158,000,000	157,300,850
Mizuho Bank Ltd/Singapore yankee 4.425% 5/8/2025	4.48	264,000,000	262,799,350
National Australia Bank Ltd U.S. SOFR Index + 0.17%, 4.51% 8/27/2025 (d)(e)	4.51	105,000,000	105,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.18%, 4.52% 4/10/2025 (d)(e)	4.52	260,000,000	260,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.18%, 4.52% 4/16/2025 (d)(e)	4.52	260,000,000	260,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.19%, 4.53% 10/14/2025 (d)(e)	4.53	158,000,000	158,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.54% 4/28/2025 (d)(e)	4.54	261,000,000	261,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.54% 4/28/2025 (d)(e)	4.54	254,000,000	254,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.54% 6/2/2025 (d)(e)	4.54	203,000,000	203,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.54% 6/3/2025 (d)(e)	4.54	215,000,000	215,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 4.57% 6/20/2025 (d)(e)	4.57	262,000,000	262,000,000
National Bank of Canada U.S. SOFR Index + 0.16%, 4.5% 9/12/2025 (d)(e)	4.50	265,000,000	265,000,000
National Bank of Canada yankee 4.52% 4/30/2025	4.62	521,000,000	519,102,981
National Bank of Canada yankee 4.52% 5/2/2025	4.63	260,000,000	258,988,022
Nationwide Building Society yankee 4.35% 6/11/2025	4.40	106,000,000	105,090,608
Podium Funding Trust U.S. SOFR Index + 0.18%, 4.52% 9/4/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.52	105,000,000	105,000,000
Podium Funding Trust U.S. SOFR Index + 0.22%, 4.56% 9/16/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.56	52,000,000	52,000,000
Podium Funding Trust U.S. SOFR Index + 0.22%, 4.56% 9/29/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.56	105,000,000	105,000,000
Podium Funding Trust U.S. SOFR Index + 0.24%, 4.58% 4/3/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.58	105,000,000	105,000,000
Podium Funding Trust yankee 4.37% 7/23/2025 (Liquidity Facility Bank Of Montreal Que)	4.43	52,000,000	51,286,719
Podium Funding Trust yankee 4.37% 7/24/2025 (Liquidity Facility Bank Of Montreal Que)	4.43	78,500,000	77,413,691
Podium Funding Trust yankee 4.55% 5/20/2025 (Liquidity Facility Bank Of Montreal Que)	4.66	104,000,000	103,355,922
Podium Funding Trust yankee 4.55% 5/23/2025 (Liquidity Facility Bank Of Montreal Que)	4.66	131,000,000	130,139,039
Podium Funding Trust yankee U.S. SOFR Index + 0.22%, 4.56% 9/23/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.56	78,000,000	78,000,000
Podium Funding Trust yankee U.S. SOFR Index + 0.23%, 4.57% 4/14/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.57	52,000,000	52,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.52% 9/23/2025 (d)(e)	4.52	528,000,000	528,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.52% 9/24/2025 (d)(e)	4.52	528,000,000	528,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.52% 9/25/2025 (d)(e)	4.52	265,000,000	265,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.52% 9/30/2025 (d)(e)	4.52	527,000,000	527,000,000
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.55% 5/16/2025 (d)(e)	4.55	521,000,000	521,000,000
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.55% 5/19/2025 (d)(e)	4.55	521,000,000	521,000,000
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.365% 6/6/2025	4.42	132,000,000	130,943,670
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/13/2025	4.44	79,000,000	78,594,927
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/14/2025	4.45	264,000,000	262,614,110
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/9/2025	4.44	233,000,000	231,919,074
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/5/2025	4.45	81,000,000	80,663,400
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/5/2025	4.45	77,000,000	76,680,022
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/6/2025	4.45	264,000,000	262,870,667
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/5/2025	4.45	53,000,000	52,779,505
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/7/2025	4.46	106,000,000	105,533,070
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/8/2025	4.46	264,000,000	262,804,777
Toronto Dominion Bank U.S. SOFR Index + 0.21%, 4.57% 4/22/2025 (d)(e)	4.57	260,000,000	260,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.21%, 4.57% 4/24/2025 (d)(e)	4.57	260,000,000	260,000,000
Toronto Dominion Bank yankee 4.45% 6/9/2025	4.55	523,000,000	518,539,246
Toronto Dominion Bank yankee 4.48% 5/12/2025	4.60	260,000,000	258,673,422
Toronto Dominion Bank yankee 4.54% 6/2/2025	4.65	254,000,000	252,014,002
Toronto Dominion Bank yankee 4.54% 6/3/2025	4.65	268,000,000	265,870,740
Toyota Motor Credit Corp 4.55% 5/22/2025	4.65	104,000,000	103,329,633
Victory Receivables Corp 4.36% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.41	132,000,000	130,721,067
Victory Receivables Corp 4.37% 6/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	52,000,000	51,513,959
Victory Receivables Corp 4.37% 6/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	79,000,000	78,261,591
Victory Receivables Corp 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	39,000,000	38,630,735
Victory Receivables Corp 4.37% 6/3/2025 (Liquidity Facility Mufg Bank Ltd)	4.41	54,000,000	53,587,035
TOTAL COMMERCIAL PAPER (Cost $27,841,595,095)			27,841,595,095

U.S. Treasury Obligations - 13.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/1/2025	4.27	1,949,000,000	1,949,000,000
US Treasury Bills 0% 4/15/2025	4.27	952,600,000	951,029,268
US Treasury Bills 0% 4/17/2025	4.26 to 4.27	3,084,700,000	3,078,894,834
US Treasury Bills 0% 4/22/2025	4.26	1,500,000,000	1,496,294,375
US Treasury Bills 0% 4/24/2025	4.26	1,500,000,000	1,495,941,458
US Treasury Bills 0% 4/29/2025	4.26	1,500,000,000	1,495,059,166
US Treasury Bills 0% 4/3/2025	4.29	1,884,000,000	1,883,553,073
US Treasury Bills 0% 4/8/2025	4.27	1,450,000,000	1,448,804,555
US Treasury Bills 0% 5/1/2025	4.26	1,500,000,000	1,494,706,250
US Treasury Bills 0% 5/13/2025	4.25	1,500,000,000	1,492,615,000
US Treasury Bills 0% 5/15/2025	4.27	1,450,000,000	1,442,512,361
US Treasury Bills 0% 5/22/2025	4.27	1,500,000,000	1,491,021,875
US Treasury Bills 0% 6/17/2025	4.29 to 4.30	590,500,000	585,155,205
US Treasury Notes 0.375% 4/30/2025	4.33	30,000,000	29,906,235
US Treasury Notes 3.875% 4/30/2025	4.36 to 4.40	37,000,000	36,985,070
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,371,478,725)			20,371,478,725

Certificates of Deposit - 9.8%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of Montreal/Chicago IL yankee 4.65% 5/27/2025	4.65	105,000,000	105,000,000
Bank of Montreal/Chicago IL yankee U.S. SOFR Index + 0.21%, 4.55% 4/22/2025 (d)(e)	4.55	130,000,000	130,000,000
Canadian Imperial Bank of Commerce/New York NY yankee 4.55% 6/13/2025	4.55	268,000,000	268,000,000
Canadian Imperial Bank of Commerce/New York NY yankee 4.55% 6/16/2025	4.55	269,000,000	269,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.16%, 4.5% 9/19/2025 (d)(e)	4.50	265,000,000	265,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.2%, 4.54% 4/24/2025 (d)(e)	4.54	130,000,000	130,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.2%, 4.54% 9/19/2025 (d)(e)	4.54	264,000,000	264,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.2%, 4.54% 9/22/2025 (d)(e)	4.54	264,000,000	264,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.21%, 4.55% 5/12/2025 (d)(e)	4.55	131,000,000	131,000,000
KBC Bank NV/New York NY yankee 4.4% 6/2/2025	4.40	106,000,000	106,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 4/1/2025	4.38	263,000,000	263,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 4/3/2025	4.38	263,000,000	263,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 4/4/2025	4.38	262,000,000	262,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.52% 6/10/2025 (d)(e)	4.52	260,000,000	260,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.52% 6/11/2025 (d)(e)	4.52	271,000,000	271,000,000
Mizuho Bank Ltd/New York NY yankee 4.43% 7/2/2025	4.43	159,000,000	159,000,000
Mizuho Bank Ltd/New York NY yankee 4.43% 7/3/2025	4.43	264,000,000	264,000,000
Mizuho Bank Ltd/New York NY yankee 4.44% 6/24/2025	4.44	105,000,000	105,000,000
Mizuho Bank Ltd/New York NY yankee 4.44% 6/26/2025	4.44	106,000,000	106,000,000
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.24%, 4.58% 4/3/2025 (d)(e)	4.58	245,000,000	245,000,000
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.24%, 4.58% 4/4/2025 (d)(e)	4.58	270,000,000	270,000,000
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.24%, 4.58% 4/7/2025 (d)(e)	4.58	270,000,000	270,000,000
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.24%, 4.58% 4/8/2025 (d)(e)	4.58	270,000,000	270,000,000
MUFG Bank Ltd/New York NY yankee 4.4% 7/17/2025	4.40	266,000,000	266,000,000
MUFG Bank Ltd/New York NY yankee 4.4% 7/18/2025	4.40	163,000,000	163,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.49% 7/14/2025 (d)(e)	4.49	657,500,000	657,500,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.49% 7/15/2025 (d)(e)	4.49	679,000,000	679,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.49% 7/16/2025 (d)(e)	4.49	271,000,000	271,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.18%, 4.52% 6/5/2025 (d)(e)	4.52	266,000,000	266,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.2%, 4.54% 5/22/2025 (d)(e)	4.54	260,000,000	260,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.2%, 4.54% 5/23/2025 (d)(e)	4.54	271,000,000	271,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.21%, 4.55% 5/15/2025 (d)(e)	4.55	318,000,000	318,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.23%, 4.57% 4/15/2025 (d)(e)	4.57	252,000,000	252,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.23%, 4.57% 4/16/2025 (d)(e)	4.57	269,000,000	269,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.23%, 4.57% 4/17/2025 (d)(e)	4.57	269,000,000	269,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.24%, 4.58% 4/30/2025 (d)(e)	4.58	264,000,000	264,000,000
State Street Bank & Trust Co 4.64% 4/21/2025	4.64	368,000,000	368,000,000
State Street Bank & Trust Co U.S. SOFR Index + 0.22%, 4.56% 6/16/2025 (d)(e)	4.56	424,000,000	424,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 6/17/2025	4.40	265,000,000	265,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 6/30/2025	4.40	159,000,000	159,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/10/2025	4.40	271,000,000	271,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/11/2025	4.40	371,000,000	371,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/9/2025	4.40	261,000,000	261,000,000
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.22%, 4.56% 4/10/2025 (d)(e)	4.56	263,000,000	263,000,000
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.22%, 4.56% 4/14/2025 (d)(e)	4.56	263,000,000	263,000,000
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.24%, 4.58% 4/24/2025 (d)(e)	4.58	257,000,000	257,000,000
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.24%, 4.58% 4/25/2025 (d)(e)	4.58	269,000,000	269,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.4% 6/11/2025	4.40	265,500,000	265,500,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.4% 6/12/2025	4.40	266,000,000	266,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.4% 6/13/2025	4.40	266,000,000	266,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.4% 6/17/2025	4.40	226,000,000	226,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.43% 5/28/2025	4.43	259,000,000	259,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.43% 5/29/2025	4.43	271,000,000	271,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.43% 6/6/2025	4.43	265,000,000	265,000,000
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.43% 6/9/2025	4.43	265,000,000	265,000,000
Toronto-Dominion Bank/NY yankee 4.5% 4/2/2025	4.50	261,000,000	261,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $14,661,000,000)			14,661,000,000

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $152,314,919,820)	152,314,919,820
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(2,493,569,193)
NET ASSETS - 100.0%	149,821,350,627

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,737,123 or 0.5% of net assets.

(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.40	3/31/2025	4/1/2025	193,000,000	193,023,589	Agency Mortgage-Backed Securities	3.00 - 5.50	12/1/2026 - 10/20/2054	196,884,061
ABN AMRO Bank NV	4.38	3/31/2025	4/1/2025	205,000,000	205,024,942	U.S. Treasuries (including strips)	0.25 - 4.63	7/31/2025 - 5/15/2054	209,528,857
BMO Capital Markets Corp	4.53	3/31/2025	4/1/2025	54,000,000	54,006,795	Corporate Debt Securities	3.88 - 13.25	12/15/2027 - 12/31/2079	58,328,379
BMO Capital Markets Corp	4.47	3/31/2025	4/1/2025	54,000,000	54,006,705	Corporate Debt Securities	1.35 - 7.25	9/15/2030 - 7/31/2084	56,707,755
BMO Chicago Branch	4.34	3/28/2025	4/4/2025	129,000,000	129,108,862	Agency Mortgage-Backed Securities	5.45 - 7.00	6/20/2054 - 3/20/2065	131,643,451
BMO Chicago Branch	4.32	3/24/2025	4/4/2025	290,000,000	290,382,800	Agency Collateralized Mortgage Obligation	5.44 - 5.84	11/20/2053 - 5/20/2054	298,986,752
BMO Chicago Branch	4.37	3/31/2025	4/1/2025	97,000,000	97,011,775	Agency Mortgage-Backed Securities	6.00	1/20/2065 - 2/20/2065	98,952,010
BMO Chicago Branch	4.36	3/31/2025	4/1/2025	58,000,000	58,007,024	U.S. Treasuries (including strips)	4.13	10/31/2031	59,167,213
BNP Paribas Prime Brokerage, Inc.	4.58	3/31/2025	4/1/2025	640,000,000	640,081,422	Equities	N/A		691,288,114
BNP Paribas, SA	4.31	3/28/2025	4/29/2025	293,000,000	294,122,516	U.S. Treasuries (including strips)	1.25 - 4.88	7/31/2026 - 11/15/2044	299,003,139
BNP Paribas, SA	4.31	3/27/2025	4/28/2025	585,000,000	587,241,200	U.S. Treasuries (including strips)	0.00 - 5.38	4/8/2025 - 5/15/2054	597,060,258
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	584,000,000	585,538,191	U.S. Treasuries (including strips)	0.38 - 4.88	1/31/2026 - 8/15/2052	596,749,811
BNP Paribas, SA	4.31	3/17/2025	4/8/2025	169,000,000	169,445,127	U.S. Treasuries (including strips)	1.63 - 4.75	5/15/2025 - 5/15/2052	172,719,132
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	583,000,000	584,675,153	U.S. Treasuries (including strips)	0.38 - 6.50	4/30/2026 - 8/15/2054	596,080,611
BNP Paribas, SA	4.31	3/14/2025	4/7/2025	584,000,000	585,678,027	U.S. Treasuries (including strips)	0.38 - 6.75	4/30/2026 - 5/15/2054	598,602,652
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	582,000,000	583,532,923	U.S. Treasuries (including strips)	0.00 - 5.00	5/1/2025 - 11/15/2051	594,990,376
BNP Paribas, SA	4.31	3/13/2025	4/4/2025	582,000,000	583,532,923	U.S. Treasuries (including strips)	0.50 - 4.63	6/30/2027 - 8/15/2052	595,004,299
Bank of Nova Scotia Toronto Branch	4.47	3/31/2025	4/1/2025	400,000,000	400,049,667	Corporate Debt Securities	0.80 - 6.90	5/13/2025 - 12/31/2079	420,052,173
Barclays Bank PLC	4.32	3/19/2025	4/25/2025	64,000,000	64,284,160	Agency Collateralized Mortgage Obligation	4.26 - 7.50	1/25/2031 - 3/25/2041	66,022,835
Barclays Bank PLC	4.33	3/12/2025	4/14/2025	129,000,000	129,512,022	Agency Mortgage-Backed Securities	2.50 - 5.44	9/15/2041 - 9/20/2054	101,677,580
						Agency Collateralized Mortgage Obligation	5.59	11/25/2054	30,630,374
									132,307,954
Barclays Bank PLC	4.38	3/31/2025	4/1/2025	78,000,000	78,009,490	Agency Mortgage-Backed Securities	4.00 - 6.00	10/20/2040 - 1/20/2055	79,569,680
Barclays Bank PLC	4.36	3/25/2025	4/1/2025	97,000,000	97,082,234	Agency Collateralized Mortgage Obligation	3.50 - 5.64	3/20/2046 - 11/25/2054	99,891,941
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	235,000,000	235,028,461	U.S. Treasuries (including strips)	0.00 - 6.00	4/24/2025 - 8/15/2034	239,729,075
Barclays Bank PLC	4.36	3/31/2025	4/1/2025	235,000,000	235,028,461	U.S. Treasuries (including strips)	0.00 - 4.25	5/15/2025 - 2/15/2043	239,729,095
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	57,000,000	57,620,999	U.S. Treasuries (including strips)	0.50 - 4.13	10/31/2026 - 11/15/2052	58,216,645
BofA Securities, Inc.	4.31	3/3/2025	4/3/2025	57,000,000	57,211,549	U.S. Treasuries (including strips)	1.13	5/15/2040	58,341,912
Canadian Imperial Bank of Commerce	4.32	3/21/2025	4/15/2025	16,000,000	16,048,000	Agency Mortgage-Backed Securities	2.50 - 7.00	5/20/2042 - 1/1/2055	16,330,665
						U.S. Treasuries (including strips)	2.13 - 4.50	5/31/2029 - 1/15/2035	10,879
									16,341,544
Canadian Imperial Bank of Commerce	4.33	3/13/2025	4/14/2025	115,000,000	115,442,622	Agency Mortgage-Backed Securities	2.00 - 7.38	2/1/2032 - 8/20/2064	117,458,965
						U.S. Treasuries (including strips)	0.13 - 4.50	7/15/2026 - 5/31/2029	109,500
									117,568,465
Canadian Imperial Bank of Commerce	4.32	3/20/2025	4/14/2025	231,000,000	231,693,000	Agency Mortgage-Backed Securities	1.38 - 7.50	4/1/2028 - 10/20/2074	235,959,293
Canadian Imperial Bank of Commerce	4.33	3/10/2025	4/10/2025	175,000,000	175,652,507	U.S. Treasuries (including strips)	0.00 - 4.88	4/29/2025 - 11/15/2054	178,975,642
Canadian Imperial Bank of Commerce	4.31	3/20/2025	4/10/2025	47,000,000	47,118,166	U.S. Treasuries (including strips)	0.63 - 4.75	6/30/2026 - 11/15/2053	48,044,870
Canadian Imperial Bank of Commerce	4.33	3/7/2025	4/4/2025	263,000,000	263,885,726	U.S. Treasuries (including strips)	0.00 - 4.88	4/22/2025 - 11/15/2054	269,099,821
Canadian Imperial Bank of Commerce	4.38	3/31/2025	4/1/2025	129,000,000	129,015,695	Agency Mortgage-Backed Securities	2.37 - 8.00	4/1/2029 - 1/20/2075	131,596,009
Citibank NA	4.36	3/27/2025	4/3/2025	194,000,000	194,164,469	Agency Mortgage-Backed Securities	0.00 - 7.63	7/1/2026 - 3/15/2060	197,999,828
Citigroup Global Capital Markets, Inc.	4.36	3/27/2025	4/3/2025	161,000,000	161,136,492	U.S. Treasuries (including strips)	0.75 - 4.88	3/31/2026 - 5/15/2026	164,319,533
Credit AG	4.34	3/24/2025	4/24/2025	38,000,000	38,142,014	U.S. Treasuries (including strips)	4.13	11/15/2027	38,797,424
Federal Reserve Bank of NY	4.25	3/31/2025	4/1/2025	6,473,000,000	6,473,764,174	U.S. Treasuries (including strips)	2.25	8/15/2027	6,473,764,256
Ficc ING Fin Mkts Gc (Gov)	4.37	3/31/2025	4/1/2025	940,000,000	940,114,106	U.S. Treasuries (including strips)	2.75 - 4.38	4/30/2027 - 4/30/2029	958,916,406
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	235,000,000	235,028,592	U.S. Treasuries (including strips)	4.25 - 4.50	2/15/2036 - 5/15/2039	239,729,193
Fixed Income Clearing Corp - BNP	4.38	3/31/2025	4/1/2025	823,000,000	823,100,132	U.S. Treasuries (including strips)	0.63 - 4.63	3/31/2027 - 2/15/2053	839,562,136
Fixed Income Clearing Corp - BNYM	4.35	3/31/2025	4/1/2025	5,880,000,000	5,880,710,500	U.S. Treasuries (including strips)	0.13 - 4.63	7/15/2026 - 5/15/2054	5,997,600,038
Fixed Income Clearing Corp - BONY	4.37	3/31/2025	4/1/2025	816,000,000	816,099,053	Agency Mortgage-Backed Securities	2.00 - 6.50	5/1/2042 - 1/1/2055	832,320,001
Fixed Income Clearing Corp - CIBC	4.36	3/31/2025	4/1/2025	823,000,000	823,099,674	U.S. Treasuries (including strips)	1.13 - 4.88	4/30/2026 - 2/15/2031	839,701,553
Fixed Income Clearing Corp - Credit Agricole	4.39	3/31/2025	4/1/2025	2,744,000,000	2,744,334,616	U.S. Treasuries (including strips)	1.25 - 4.63	7/31/2026 - 8/15/2053	2,796,023,181
Fixed Income Clearing Corp - Credit Agricole	4.38	3/31/2025	4/1/2025	717,000,000	717,087,235	U.S. Treasuries (including strips)	1.50 - 4.38	7/15/2027 - 12/31/2028	731,146,714
Fixed Income Clearing Corp - Goldman	4.37	3/31/2025	4/1/2025	1,036,000,000	1,036,125,759	Agency Mortgage-Backed Securities	1.50 - 6.50	5/1/2030 - 4/1/2055	1,056,848,275
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	1,740,000,000	1,740,210,733	U.S. Treasuries (including strips)	1.25 - 4.13	1/15/2027 - 10/31/2031	1,775,015,026
Fixed Income Clearing Corp - Goldman	4.36	3/31/2025	4/1/2025	1,740,000,000	1,740,210,733	U.S. Treasuries (including strips)	1.25 - 4.63	2/15/2028 - 12/31/2031	1,775,015,039
Fixed Income Clearing Corp - ING	4.37	3/31/2025	4/1/2025	117,000,000	117,014,203	U.S. Treasuries (including strips)	4.50	5/31/2029	119,343,540
Fixed Income Clearing Corp - Mizuho	4.38	3/31/2025	4/1/2025	712,000,000	712,086,627	Agency Mortgage-Backed Securities	1.50 - 8.50	7/1/2027 - 6/1/2063	720,694,145
						U.S. Treasuries (including strips)	4.13 - 4.63	3/15/2026 - 2/28/2027	5,634,214
									726,328,359
Fixed Income Clearing Corp - Mizuho	4.37	3/31/2025	4/1/2025	346,000,000	346,042,001	U.S. Treasuries (including strips)	0.25 - 4.88	9/30/2025 - 8/15/2044	352,962,845
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	2,330,000,000	2,330,282,189	Agency Mortgage-Backed Securities	1.50 - 7.50	7/1/2027 - 4/1/2055	2,376,887,833
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	2,071,000,000	2,071,250,821	Agency Mortgage-Backed Securities	1.50 - 7.50	7/1/2027 - 4/1/2055	2,111,911,640
						U.S. Treasuries (including strips)	0.63	11/30/2027	764,198
									2,112,675,838
Fixed Income Clearing Corp - Morgan Stanley	4.36	3/31/2025	4/1/2025	777,000,000	777,094,103	Agency Mortgage-Backed Securities	2.00 - 6.00	10/20/2050 - 1/20/2055	792,635,986
Fixed Income Clearing Corp - Natixis	4.37	3/31/2025	4/1/2025	823,000,000	823,099,903	U.S. Treasuries (including strips)	3.38 - 3.50	9/30/2029 - 5/15/2033	839,125,319
Fixed Income Clearing Corp - Nomura	4.37	3/31/2025	4/1/2025	588,000,000	588,071,377	U.S. Treasuries (including strips)	0.00 - 4.50	6/12/2025 - 5/15/2033	599,832,850
Fixed Income Clearing Corp - State Street Bank	4.39	3/31/2025	4/1/2025	712,000,000	712,086,824	Agency Mortgage-Backed Securities	1.50 - 6.50	5/1/2027 - 3/1/2055	726,327,457
						U.S. Treasuries (including strips)	3.63	5/31/2028	1,104
									726,328,561
Fixed Income Clearing Corp - State Street Bank	4.38	3/31/2025	4/1/2025	5,644,000,000	5,644,686,687	U.S. Treasuries (including strips)	2.38 - 4.63	2/28/2029 - 8/31/2029	5,756,880,088
Goldman Sachs & Co LLC	4.35(g)	3/28/2025	5/28/2025	387,000,000	389,852,513	Agency Mortgage-Backed Securities	2.00 - 7.50	3/1/2027 - 12/15/2064	394,931,449
Goldman Sachs & Co LLC	4.35(g)	3/25/2025	5/27/2025	258,000,000	259,964,025	Agency Mortgage-Backed Securities	2.00 - 6.50	12/1/2025 - 3/15/2065	263,382,810
Goldman Sachs & Co LLC	4.37	3/31/2025	4/7/2025	580,000,000	580,492,839	Agency Mortgage-Backed Securities	2.00 - 6.00	1/20/2029 - 7/15/2058	591,671,814
HSBC Securities, Inc. (U.S.A.)	4.56	3/31/2025	4/1/2025	107,000,000	107,013,553	Corporate Debt Securities	2.80 - 12.75	5/13/2025 - 5/20/2075	115,575,164
HSBC Securities, Inc. (U.S.A.)	4.35	3/25/2025	4/1/2025	230,000,000	230,194,542	U.S. Treasuries (including strips)	1.13 - 6.88	8/15/2025 - 11/15/2040	234,798,438
ING Financial Markets LLC	4.35	3/26/2025	4/2/2025	17,000,000	17,014,379	U.S. Treasuries (including strips)	1.13	8/15/2040	17,352,607
ING Financial Markets LLC	4.55	3/31/2025	4/1/2025	53,000,000	53,006,699	Equities	N/A		57,247,295
ING Financial Markets LLC	4.34	3/25/2025	4/1/2025	23,000,000	23,019,409	U.S. Treasuries (including strips)	2.75 - 3.13	11/15/2041 - 11/15/2047	23,662,791
J.P. Morgan Securities, LLC	4.83(g)	3/27/2025	7/25/2025	1,067,000,000	1,084,178,700	Equities	N/A		1,153,133,042
J.P. Morgan Securities, LLC	4.85(g)	3/24/2025	7/22/2025	694,000,000	705,219,666	Equities	N/A		729,485,966
J.P. Morgan Securities, LLC	4.83(g)	3/24/2025	7/22/2025	774,000,000	786,461,400	Equities	N/A		836,817,221
J.P. Morgan Securities, LLC	4.83(g)	3/13/2025	7/10/2025	536,000,000	544,557,686	Equities	N/A		580,355,662
JP Morgan Securities, LLC	4.35(g)	3/17/2025	4/16/2025	3,286,000,000	3,297,911,750	U.S. Treasuries (including strips)	1.63 - 4.63	5/15/2026 - 11/15/2044	3,357,767,124
JP Morgan Securities, LLC	4.37	3/31/2025	4/1/2025	1,161,000,000	1,161,140,933	Agency Mortgage-Backed Securities	1.50 - 7.50	2/1/2027 - 8/1/2056	1,184,363,752
JP Morgan Securities, LLC	4.36	3/31/2025	4/1/2025	920,000,000	920,111,422	U.S. Treasuries (including strips)	1.13 - 3.88	3/15/2028 - 11/15/2042	938,513,690
Lloyds Bank Corp Mrkts	4.37	3/28/2025	4/4/2025	256,000,000	256,217,529	U.S. Treasuries (including strips)	3.75 - 4.38	9/30/2027 - 5/15/2041	261,137,828
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	58,000,000	58,341,040	U.S. Treasuries (including strips)	0.63 - 4.38	5/15/2025 - 8/15/2043	59,245,284
MUFG Securities EMEA PLC	4.32	3/20/2025	4/8/2025	350,000,000	350,798,000	U.S. Treasuries (including strips)	0.63 - 4.00	9/15/2027 - 8/15/2032	358,145,644
MUFG Securities EMEA PLC	4.34	3/7/2025	4/7/2025	350,000,000	351,308,028	U.S. Treasuries (including strips)	0.88 - 4.88	7/31/2027 - 8/15/2032	358,762,501
MUFG Securities EMEA PLC	4.36	3/31/2025	4/1/2025	82,000,000	82,009,931	U.S. Treasuries (including strips)	2.88	4/30/2025	83,626,906
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.85	3/31/2025	4/1/2025	10,000,000	10,001,347	Equities	N/A		10,801,456
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.56	3/31/2025	4/1/2025	67,000,000	67,008,487	Equities	N/A		72,369,176
Mizuho Securities U.S.A., Inc.	4.93(g)	3/24/2025	6/23/2025	401,000,000	405,997,240	Corporate Debt Securities	4.66 - 6.50	9/15/2026 - 12/1/2058	184,755,395
						Private Label Collateralized Mortgage Obligations	3.71 - 14.60	7/25/2028 - 1/26/2060	259,304,069
									444,059,464
Mizuho Securities U.S.A., Inc.	4.37	3/26/2025	4/2/2025	86,000,000	86,073,076	U.S. Treasuries (including strips)	4.00	2/15/2034	87,783,906
NatWest Market Securities Inc	4.35	3/28/2025	4/4/2025	201,000,000	201,170,013	U.S. Treasuries (including strips)	0.50 - 4.50	4/30/2026 - 11/15/2034	205,119,134
NatWest Market Securities Inc	4.37	3/31/2025	4/1/2025	57,000,000	57,006,919	U.S. Treasuries (including strips)	0.88 - 4.38	9/30/2026 - 1/31/2032	58,147,092
NatWest Markets Securities Inc	4.57	3/31/2025	4/1/2025	53,000,000	53,006,728	Corporate Debt Securities	1.34 - 7.77	9/16/2026 - 2/27/2037	55,657,716
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	467,000,000	469,739,604	U.S. Treasuries (including strips)	0.00 - 4.75	6/12/2025 - 8/15/2054	477,067,183
RBC Financial Group	4.32	3/20/2025	4/28/2025	1,321,000,000	1,327,182,280	Agency Mortgage-Backed Securities	6.00	3/20/2055	197,536
						U.S. Treasuries (including strips)	0.38 - 4.63	4/30/2026 - 7/15/2032	1,154,409,336
						Agency Collateralized Mortgage Obligation	5.00 - 5.84	4/25/2052 - 12/25/2054	92,762,633
						Agency Debentures and Agency Strips	3.00 - 5.79	3/15/2041 - 4/25/2055	103,981,613
									1,351,351,118
Royal Bank of Canada	4.73(g)	3/3/2025	4/1/2025	697,000,000	699,655,764	Equities	N/A		755,628,660
SMBC Nikko Securities America, Inc.	4.38	3/31/2025	4/1/2025	155,000,000	155,018,858	Agency Mortgage-Backed Securities	1.50 - 7.00	3/1/2027 - 3/20/2065	158,113,537
						U.S. Treasuries (including strips)	0.00 - 4.75	5/8/2025 - 11/15/2044	5,748
									158,119,285
SMBC Nikko Securities America, Inc.	4.37	3/31/2025	4/1/2025	866,000,000	866,105,123	U.S. Treasuries (including strips)	0.00 - 5.50	4/29/2025 - 2/15/2055	883,881,906
Societe Generale	4.37	3/26/2025	4/2/2025	162,000,000	162,137,655	Agency Mortgage-Backed Securities	5.50	12/1/2054	27,847,864
						U.S. Treasuries (including strips)	4.25	1/31/2030	137,512,530
									165,360,394
Societe Generale	4.34	3/25/2025	4/1/2025	404,000,000	404,340,931	U.S. Treasuries (including strips)	1.25 - 6.88	8/15/2025 - 11/15/2054	413,283,688
TD Securities (U.S.A.)	4.48	3/31/2025	4/1/2025	160,000,000	160,019,911	Corporate Debt Securities	2.20 - 8.50	2/4/2026 - 2/15/2054	168,021,488
TD Securities (U.S.A.)	4.38	3/31/2025	4/1/2025	258,000,000	258,031,390	Agency Mortgage-Backed Securities	2.00 - 7.00	3/1/2042 - 2/1/2055	263,192,018
TD Securities (U.S.A.)	4.37	3/31/2025	4/1/2025	115,000,000	115,013,960	U.S. Treasuries (including strips)	2.88 - 5.00	9/30/2025 - 9/30/2030	117,314,308
Truist Securities Inc	4.75	3/31/2025	4/1/2025	26,000,000	26,003,431	Corporate Debt Securities	5.00 - 7.13	5/15/2025 - 11/30/2054	28,085,560
Truist Securities Inc	4.65	3/31/2025	4/1/2025	53,000,000	53,006,846	Other Instrument (municipal debt)	2.81 - 7.00	10/1/2026 - 12/1/2051	55,693,731
US Bancorp Inv	4.58	3/31/2025	4/1/2025	26,000,000	26,003,308	Corporate Debt Securities	3.88 - 9.88	11/15/2028 - 5/15/2034	28,084,103
US Bancorp Inv	4.48	3/31/2025	4/1/2025	147,000,000	147,018,293	Corporate Debt Securities	0.75 - 7.25	4/2/2025 - 5/1/2065	154,370,157
US Bancorp Inv	4.37	3/31/2025	4/1/2025	61,000,000	61,007,405	U.S. Treasuries (including strips)	0.00 - 4.63	7/15/2027 - 11/15/2049	62,456,934
Wells Fargo Securities, LLC	4.98(g)	3/28/2025	7/25/2025	133,000,000	135,189,401	Corporate Debt Securities	0.01 - 9.63	4/16/2025 - 5/15/2077	139,914,795
Wells Fargo Securities, LLC	4.98(g)	3/28/2025	7/25/2025	107,000,000	108,761,399	Other Instrument (international debt)	4.38 - 4.75	12/30/2026 - 4/25/2028	57,212,946
						Equities	N/A		55,021,279
									112,234,225
Wells Fargo Securities, LLC	4.88(g)	3/18/2025	7/16/2025	482,000,000	489,840,534	Equities	N/A		521,547,913
Wells Fargo Securities, LLC	4.88(g)	3/11/2025	7/9/2025	215,000,000	218,497,333	Equities	N/A		232,861,022
Wells Fargo Securities, LLC	4.98(g)	3/5/2025	7/3/2025	134,000,000	136,224,400	Corporate Debt Securities	0.00 - 11.00	12/15/2025 - 1/15/2084	145,260,783
Wells Fargo Securities, LLC	4.88(g)	3/3/2025	7/1/2025	215,000,000	218,497,333	Money Market	0.00	5/27/2025 - 9/8/2025	222,320,545
Wells Fargo Securities, LLC	4.53	3/31/2025	4/1/2025	267,000,000	267,033,598	Equities	N/A		288,396,298
Wells Fargo Securities, LLC	4.49	3/31/2025	4/1/2025	293,000,000	293,036,544	Corporate Debt Securities	1.05 - 8.25	4/1/2025	307,688,613
Total Repurchase Agreements				$ 65,318,000,000	65,448,588,905				66,948,953,305

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$10,071,704,000 due 04/01/2025 at 4.37%
BNP Paribas SA	258,623,000
Bank of America NA	465,521,000
Bank of Nova Scotia/The	230,636,000
Bny Mellon Capital Market LLC	322,832,000
BofA Securities Inc	364,486,000
Citigroup Global Capital Markets Inc.	1,347,989,000
HSBC Securities Inc. (U.S.A.)	256,861,000
ING Financial Markets LLC	129,311,000
MUFG Securities (Canada) Ltd.	484,918,000
Nomura Securities International Inc	679,921,000
Rbc Dominion Securities Inc	1,386,869,000
Royal Bank of Canada	278,261,000
Societe Generale SA	176,209,000
Sumitomo Mitsui Banking Corp	2,599,159,000
Sumitomo Mitsui Banking Corp/New York	728,036,000
Wells Fargo Bank NA	258,623,000
Wells Fargo Securities LLC	103,449,000
10,071,704,000
$279,111,000 due 04/01/2025 at 4.36%
Bank of Nova Scotia/The	268,000
BofA Securities Inc	144,000
Citigroup Global Capital Markets Inc.	262,647,000
HSBC Securities Inc. (U.S.A.)	140,000
Nomura Securities International Inc	114,000
Rbc Dominion Securities Inc	3,947,000
Royal Bank of Canada	323,000
Societe Generale SA	11,528,000
279,111,000
Money Market Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $79,002,815,000) - See accompanying schedule Unaffiliated issuers (cost $152,314,919,820):		$152,314,919,820
Cash		629,000,868
Receivable for fund shares sold		766,107,029
Interest receivable		139,090,225
Receivable for interfund loans		26,484,000
Prepaid expenses		56,110
Receivable from investment adviser for expense reductions		4,238,217
Other affiliated receivables		3,384
Other receivables		1,309,056
Total assets		153,881,208,709
Liabilities
Payable for investments purchased	$3,334,000,000
Payable for fund shares redeemed	649,968,498
Distributions payable	47,311,985
Accrued management fee	17,429,121
Distribution and service plan fees payable	16,573
Other affiliated payables	5,705,560
Other payables and accrued expenses	5,426,345
Total liabilities		4,059,858,082
Net Assets		$149,821,350,627
Net Assets consist of:
Paid in capital		$149,820,050,054
Total accumulated earnings (loss)		1,300,573
Net Assets		$149,821,350,627

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($66,451,050,844 ÷ 66,443,505,226 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($78,896,099 ÷ 78,894,048 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($22,853,919 ÷ 22,862,673 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($44,982,835 ÷ 44,980,857 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($83,223,566,930 ÷ 83,208,625,867 shares)		$1.00
Statement of Operations
Year ended March 31, 2025
Investment Income
Interest (including $2,032,383 from affiliated interfund lending)		$6,800,557,905
Expenses
Management fee	$190,262,441
Transfer agent fees	58,626,914
Distribution and service plan fees	210,809
Accounting fees and expenses	3,541,686
Custodian fees and expenses	862,018
Independent trustees' fees and expenses	346,901
Registration fees	6,184,529
Audit fees	57,293
Legal	58,336
Miscellaneous	302,359
Total expenses before reductions	260,453,286
Expense reductions	(46,058,813)
Total expenses after reductions		214,394,473
Net Investment income (loss)		6,586,163,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,606
Total net realized gain (loss)		31,606
Net increase in net assets resulting from operations		$6,586,195,038
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,586,163,432	$5,846,717,211
Net realized gain (loss)	31,606	(15,947)
Net increase in net assets resulting from operations	6,586,195,038	5,846,701,264
Distributions to shareholders	(6,585,351,666)	(5,846,435,709)

Share transactions - net increase (decrease)	22,421,419,509	29,869,127,424
Total increase (decrease) in net assets	22,422,262,881	29,869,392,979

Net Assets
Beginning of period	127,399,087,746	97,529,694,767
End of period	$149,821,350,627	$127,399,087,746

Financial Highlights
Money Market Portfolio Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.052	.028	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.052	.028	- B	.002
Distributions from net investment income	(.048)	(.052)	(.028)	- B	(.002)
Total distributions	(.048)	(.052)	(.028)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.96%	5.33%	2.81%	.02%	.15%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.16%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.16%	.18%
Net investment income (loss)	4.83%	5.22%	3.25%	.02%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$66,451,051	$55,980,005	$42,431,573	$16,745,267	$21,936,583

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Class II

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.051	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.051	.026	- B	.001
Distributions from net investment income	(.047)	(.051)	(.026)	- B	(.001)
Total distributions	(.047)	(.051)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.80%	5.18%	2.65%	.01%	.09%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.16%	.26%
Expenses net of all reductions	.33%	.33%	.33%	.16%	.26%
Net investment income (loss)	4.68%	5.07%	3.10%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$78,896	$85,590	$80,507	$89,652	$179,435

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Class III

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.050	.025	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.050	.025	- B	.001
Distributions from net investment income	(.046)	(.050)	(.025)	- B	(.001)
Total distributions	(.046)	(.050)	(.025)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.70%	5.07%	2.55%	.01%	.06%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.17%	.27%
Expenses net of all reductions	.43%	.43%	.43%	.17%	.27%
Net investment income (loss)	4.58%	4.97%	3.00%	.01%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$22,854	$18,091	$31,354	$8,783	$12,886

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Select Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.048	.052	.027	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.048	.052	.027	- B	.001
Distributions from net investment income	(.048)	(.052)	(.027)	- B	(.001)
Total distributions	(.048)	(.052)	(.027)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.91%	5.28%	2.76%	.02%	.12%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.16%	.21%
Expenses net of all reductions	.23%	.23%	.23%	.16%	.21%
Net investment income (loss)	4.78%	5.17%	3.20%	.02%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,983	$52,831	$40,260	$14,773	$26,064

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Institutional Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.052	.028	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.052	.028	- B	.002
Distributions from net investment income	(.049)	(.052)	(.028)	- B	(.002)
Total distributions	(.049)	(.052)	(.028)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.00%	5.38%	2.85%	.04%	.19%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	4.87%	5.26%	3.29%	.04%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$83,223,567	$71,262,571	$54,946,001	$22,108,020	$28,836,863

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 12.0%
	Principal Amount (a)	Value ($)
Colorado - 0.1%
Education - 0.1%
University Colo Enterprise Sys (University Colo Enterprise Sys Proj.) 5% 6/1/2025	4,500,000	4,511,387
General Obligations - 0.0%
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2025	2,905,000	2,917,402
Health Care - 0.0%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2048 (b)	1,475,000	1,490,716
TOTAL COLORADO		8,919,505
Connecticut - 0.3%
General Obligations - 0.3%
Connecticut St Gen. Oblig. 5% 11/15/2025	1,575,000	1,595,143
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2025	350,000	351,334
Darien CT Gen. Oblig. BAN 3.875% 4/24/2025	1,850,000	1,850,709
East Lyme CT Gen. Oblig. BAN 4.15% 8/7/2025	5,260,000	5,270,673
Milford CT BAN 4% 10/28/2025	6,355,000	6,390,490
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	11,200,000	11,284,467
		26,742,816
Special Tax - 0.0%
Connecticut St Spl Tax Oblig 5% 7/1/2025	705,000	708,189
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2025	280,000	282,744
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2025	500,000	503,402
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2025	235,000	236,830
		1,731,165
TOTAL CONNECTICUT		28,473,981
Florida - 0.1%
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	935,000	940,582
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series C, 5% 7/1/2025	7,230,000	7,263,911
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2022 B, 5% 6/1/2025	450,000	451,358
		7,715,269
TOTAL FLORIDA		8,655,851
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2025	1,810,000	1,824,595
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2025	1,825,000	1,836,740
		3,661,335
TOTAL HAWAII		3,661,335
Illinois - 0.7%
General Obligations - 0.7%
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	845,000	849,638
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,600,000	2,626,755
Illinois St Gen. Oblig. 5% 2/1/2026	1,975,000	2,007,609
Illinois St Gen. Oblig. 5% 3/1/2026	5,225,000	5,315,372
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	140,000	141,739
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	33,470,000	33,826,809
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	2,475,000	2,498,991
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2025	1,550,000	1,552,696
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2025	4,915,000	4,962,544
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	2,250,000	2,278,602
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	1,850,000	1,881,715
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	2,640,000	2,643,135
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	2,820,000	2,832,800
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2025	2,420,000	2,423,404
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2025	350,000	353,063
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2025	5,600,000	5,657,652
		71,852,524
Health Care - 0.0%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.17% tender 4/1/2051 (b)(c)	600,000	599,999
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2025	1,020,000	1,027,221
		1,627,220
Special Tax - 0.0%
Illinois St Sales Tax Rev 5% 6/15/2025	200,000	200,626
Illinois St Sales Tax Rev Series 2018A, 5% 6/15/2025	1,100,000	1,104,103
		1,304,729
TOTAL ILLINOIS		74,784,473
Kansas - 0.9%
General Obligations - 0.9%
Lawrence KS Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/2025	21,040,000	21,057,677
Wichita KS BAN 3.75% 10/15/2025 (d)	30,740,000	30,874,641
Wichita KS Gen. Oblig. BAN Series 318, 4% 10/15/2025	36,565,000	36,785,638
		88,717,956
TOTAL KANSAS		88,717,956
Kentucky - 0.0%
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 4/1/2025	280,000	280,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2025	1,630,000	1,632,312
		1,912,312
TOTAL KENTUCKY		1,912,312
Louisiana - 0.1%
Escrowed/Pre-Refunded - 0.1%
Louisiana St Gas & Fuel Tax Rv Series A, 4% 5/1/2041 (Pre-refunded to 5/1/2025 at 100)	6,490,000	6,493,659
Louisiana St Gas & Fuel Tax Rv Series A, 4.5% 5/1/2039 (Pre-refunded to 5/1/2025 at 100)	525,000	525,481
		7,019,140
TOTAL LOUISIANA		7,019,140
Maryland - 0.0%
General Obligations - 0.0%
State of Maryland Gen. Oblig. 5% 8/1/2025	790,000	795,399
Massachusetts - 0.9%
Education - 0.4%
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.88% tender 6/17/2025 CP mode (b)	7,100,000	7,100,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.88% tender 6/5/2025 CP mode (b)	4,300,000	4,300,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.89% tender 7/8/2025 CP mode (b)	17,800,000	17,800,001
		29,200,001
General Obligations - 0.5%
Bourne MA Gen. Oblig. BAN 4% 1/29/2026	3,832,556	3,859,386
Groton MA BAN 4.5% 6/20/2025	13,700,000	13,726,647
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	11,700,000	11,789,284
Randolph MA Gen. Oblig. BAN 5% 10/24/2025	20,619,810	20,855,345
Westford MA Gen. Oblig. BAN 4.75% 5/1/2025	12,717,900	12,730,412
		62,961,074
TOTAL MASSACHUSETTS		92,161,075
Michigan - 0.2%
Education - 0.1%
University MI Univ Revs 2.88% tender 6/5/2025 CP mode	14,200,000	14,200,001
Escrowed/Pre-Refunded - 0.0%
Michigan Fin Auth Rev Series 2015, 5% 11/15/2034 (Pre-refunded to 5/15/2025 at 100)	1,755,000	1,758,433
General Obligations - 0.0%
Lanse Creuse Mich Pub Sch Series 2015, 5% 5/1/2025 (State of Michigan Guaranteed)	200,000	200,285
Health Care - 0.1%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.12% tender 1/15/2047 (b)(c)	2,715,000	2,715,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	5,590,000	5,593,738
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	300,000	300,914
		8,609,652
TOTAL MICHIGAN		24,768,371
Minnesota - 0.0%
General Obligations - 0.0%
Minnesota St Gen. Oblig. Series 2023 D, 5% 8/1/2025	610,000	614,194
Missouri - 0.0%
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2020, 5% 11/15/2025	525,000	531,106
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2016 E, 5% 6/15/2025	780,000	782,950
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	1,425,000	1,430,142
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2025	220,000	220,812
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2025	3,900,000	3,913,322
Clark Cnty NV School Dist Series 2021 A, 5% 6/15/2025	1,775,000	1,781,741
Clark Cnty NV School Dist Series 2024 C, 5% 6/15/2025	5,000,000	5,018,301
		13,147,268
TOTAL NEVADA		13,147,268
New Jersey - 2.4%
General Obligations - 2.4%
Borough of Waldwick NJ Gen. Oblig. BAN 4% 10/10/2025	5,600,000	5,619,088
Branchburg Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 4/24/2025	10,530,000	10,535,888
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 6/26/2025	7,600,000	7,614,508
Clifton NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/21/2025	5,600,000	5,605,769
County of Monmouth NJ Gen. Oblig. BAN Series 2024, 5% 6/3/2025	265,000	265,700
Cranford Township NJ Gen. Oblig. BAN 4% 8/22/2025	5,300,000	5,313,455
East Brunswick Twp N J BAN 4% 7/15/2025	3,200,000	3,205,639
Evesham Twp NJ Gen. Oblig. BAN Series 2024 A, 4% 9/16/2025	5,077,000	5,095,558
Freehold Township NJ Gen. Oblig. BAN Series 2024, 4% 10/21/2025	12,432,500	12,499,616
Glassboro NJ Gen. Oblig. BAN 4.25% 5/30/2025	6,410,000	6,417,682
Ho & Ho Kus NJ Gen. Oblig. BAN 4.75% 5/1/2025	2,262,000	2,263,395
Hopewell Township Mercer CO NJ Gen. Oblig. BAN Series 2024, 4% 9/23/2025	8,600,000	8,640,437
Jefferson Twp NJ Gen. Oblig. BAN 4.5% 6/13/2025	12,160,662	12,179,657
Kinnelon NJ Gen. Oblig. BAN 4% 9/26/2025	6,387,933	6,418,462
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	9,926,000	9,987,877
Logan Twp NJ Gen. Oblig. BAN Series 2024, 4% 10/16/2025	10,300,000	10,359,673
Mahwah Twp NJ Ban BAN 4% 5/30/2025	6,212,275	6,216,440
Marlboro Twp NJ Gen. Oblig. BAN 4% 4/29/2025	16,400,000	16,409,411
Metuchen NJ Tan Gen. Oblig. BAN Series 2024A, 4.5% 7/9/2025	11,900,000	11,928,643
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	6,100,000	6,130,583
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 5% 6/15/2025	1,880,000	1,886,724
New Jersey St Gen. Oblig. 5% 6/1/2025	2,805,000	2,813,892
New Jersey Trans Trust Fund Auth Series 2015AA, 5% 6/15/2025	500,000	501,933
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	515,000	517,028
North Brunswick Twp NJ Gen. Oblig. BAN Series 2024A, 5% 7/8/2025	345,000	346,683
Old Bridge Township New Jersey Gen. Oblig. BAN Series 2024, 4% 9/5/2025	7,300,000	7,326,283
Point Pleasant NJ Gen. Oblig. BAN 4% 8/29/2025	4,240,000	4,251,622
Ridgewood NJ Ban Gen. Oblig. BAN Series 2024B, 3.75% 10/9/2025	14,739,725	14,810,959
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	5,700,000	5,728,441
Springfield Twp NJ Union Cnty Gen. Oblig. BAN 4.75% 5/1/2025	4,473,000	4,476,114
Stafford Twp NJ Gen. Oblig. BAN Series 2024A, 4% 10/21/2025	20,400,000	20,510,055
Tenafly NJ Gen. Oblig. BAN 4.5% 5/22/2025	7,200,000	7,208,151
Upper Saddle River NJ BAN 4% 3/20/2026	5,500,000	5,542,234
Wayne Twp NJ BAN 4% 10/30/2025	6,780,000	6,814,828
West Milford Township NJ Gen. Oblig. BAN 4% 9/12/2025	10,323,271	10,361,491
Woodcliff Lake N J Gen. Oblig. BAN 4% 9/19/2025	5,546,000	5,565,124
		251,369,043
TOTAL NEW JERSEY		251,369,043
New York - 3.3%
General Obligations - 3.3%
Albany NY City Sch Dist BAN Series 2024 B, 4.5% 6/26/2025	50,988,657	51,092,936
Broome Cnty NY Gen. Oblig. BAN Series 2024, 4.5% 4/25/2025	43,400,000	43,422,544
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2024, 4.5% 6/20/2025	15,265,487	15,294,529
Corning NY City Sch Dist Tan BAN Series 2024 B, 4.5% 6/20/2025	16,400,000	16,431,919
Depew NY Un Free Sch Dist BAN Series 2024, 4% 10/30/2025	16,500,000	16,592,961
East Hampton NY Un Free Sh Dis TAN Series 2024 2025 TAXES B, 4.5% 6/26/2025	5,050,000	5,067,503
East Syracuse-Minoa NY Cent SD BAN Series 2024, 4.5% 7/11/2025	7,200,000	7,216,138
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	11,834,000	11,930,293
Harrison NY Cent Sch Dist BAN Series 2024, 4.5% 7/25/2025	5,600,000	5,616,356
Kenmore-Tonawanda NY Ufsd BAN Series 2024, 4.5% 6/26/2025	16,100,000	16,132,927
Kingston NY Gen. Oblig. BAN Series 2024C, 4% 8/13/2025	5,405,000	5,405,000
Lancaster Town NY Gen. Oblig. BAN Series 2024, 4.5% 7/18/2025	8,939,500	8,964,523
Mahopac NY Cent Scd BAN Series 2024, 4.5% 7/25/2025	11,146,498	11,177,684
Massapequa NY Un Free Sch Dist TAN Series 2024 2025 TAXES, 4% 6/20/2025	6,200,000	6,211,997
New Paltz Town N Y Gen. Oblig. BAN Series 2024 D, 4% 10/3/2025	4,877,140	4,898,942
New Windsor NY Gen. Oblig. BAN Series 2024, 4.5% 6/27/2025	4,900,000	4,909,227
North Hempstead NY Gen. Oblig. BAN 4% 9/19/2025	14,707,798	14,784,145
Ossining Village NY Gen. Oblig. BAN Series 2024, 4% 9/18/2025	16,732,915	16,807,810
Port Jervis NY City Sch Dist BAN 4.5% 6/27/2025	5,000,000	5,009,904
Sachem Cent Sch Dist NY TAN Series 2024 2025 TAXES, 4.5% 6/20/2025	40,400,000	40,483,915
Southampton NY Un Free Sch Dis TAN Series 2024 2025 TAXES, 5% 6/20/2025	7,300,000	7,330,564
Suffolk Cnty NY Gen. Oblig. TAN Series 2025, 4% 7/25/2025	19,455,000	19,520,330
		334,302,147
TOTAL NEW YORK		334,302,147
Ohio - 0.7%
Education - 0.0%
University Cincinnati OH Gen Series 2024C, 5% 6/1/2025	1,230,000	1,233,360
Electric Utilities - 0.0%
American Muni Pwr OH Inc BAN Series 2024, 4.5% 6/19/2025	2,000,000	2,002,318
General Obligations - 0.6%
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025	16,000,000	16,103,523
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	7,825,000	7,875,422
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	2,500,000	2,515,893
Huber Heights OH BAN 4.5% 7/10/2025	7,330,000	7,353,007
Kings Loc Sch Dist Ohio BAN 4.5% 7/16/2025	2,800,000	2,805,871
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026 (d)	5,350,000	5,396,545
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	2,600,000	2,610,416
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	2,900,000	2,912,889
Springfield OH BAN 3.625% 3/25/2026	3,280,000	3,297,936
Wyoming OH Csd BAN 5.5% 5/14/2025	3,810,000	3,816,342
		54,687,844
Health Care - 0.1%
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 3.125% tender 12/1/2046 (b)	12,495,000	12,495,000
TOTAL OHIO		70,418,522
Oregon - 0.0%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2024 A, 5% 5/1/2025	2,000,000	2,002,432
Pennsylvania - 0.4%
General Obligations - 0.4%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2025	2,600,000	2,605,675
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series B 1, 5% 6/1/2025	630,000	631,752
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2025	500,000	502,081
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2025	500,000	503,639
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2025	550,000	554,711
Pennsylvania St Gen. Oblig. Series FIRST 2020, 5% 5/1/2025	7,200,000	7,208,646
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2025	6,545,000	6,556,512
Pennsylvania St Gen. Oblig. Series FIRST 2024, 5% 8/15/2025	20,100,000	20,242,734
		38,805,750
TOTAL PENNSYLVANIA		38,805,750
Rhode Island - 0.0%
General Obligations - 0.0%
North Providence R I BAN 4% 7/23/2025	305,000	305,850
South Carolina - 0.8%
General Obligations - 0.8%
Anderson Co SC Sch Dist No 004 BAN Series 2025, 5% 8/28/2025	58,200,000	58,692,335
Berkeley Cnty SC School Dist Series 2024A, 5% 6/2/2025	1,225,000	1,228,619
Greenville CO School Dist SC 5% 6/24/2025	1,355,000	1,359,943
York Cnty SC Sch Dist No 4 Fort Mill BAN Series 2024, 3.75% 10/8/2025	25,400,000	25,519,526
		86,800,423
TOTAL SOUTH CAROLINA		86,800,423
Tennessee - 0.3%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2015C, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100)	3,100,000	3,114,847
Housing - 0.3%
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3B, 3.5% tender 7/1/2055 (b)	11,000,000	11,000,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3C, 3.5% tender 1/1/2056 (b)	13,200,000	13,200,009
		24,200,009
TOTAL TENNESSEE		27,314,856
Texas - 0.4%
Escrowed/Pre-Refunded - 0.0%
Clint Tex Indpt Sch Dist Series 2015, 5% 8/15/2045 (Pre-refunded to 8/15/2025 at 100)	475,000	477,991
General Obligations - 0.4%
Houston TX TRAN 5% 6/30/2025	18,300,000	18,386,186
Texas State Gen. Oblig. Series 2024, 5% 10/1/2025	14,460,000	14,596,565
		32,982,751
Water & Sewer - 0.0%
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2025	1,100,000	1,110,703
Texas Wtr Dev Brd Series A, 5% 4/15/2025	1,520,000	1,520,851
		2,631,554
TOTAL TEXAS		36,092,296
Washington - 0.0%
Electric Utilities - 0.0%
Seattle WA Mun Lt & Pwr Rev Series 2016B, 5% 4/1/2025	695,000	695,000
General Obligations - 0.0%
State of Washington Gen. Oblig. Series 2016 B, 5% 8/1/2025	1,330,000	1,339,080
TOTAL WASHINGTON		2,034,080
Wisconsin - 0.3%
General Obligations - 0.3%
Madison WI Met Sch Dist TRAN Series 2024, 4% 9/2/2025	25,700,000	25,826,750
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2025	300,000	303,115
Wisconsin St Gen. Oblig. Series 2024 2, 5% 5/1/2025	1,000,000	1,001,596
		27,131,461
TOTAL WISCONSIN		27,131,461
TOTAL MUNICIPAL SECURITIES (Cost $1,230,738,826)		1,230,738,826

Tender Option Bond - 22.5%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
AL Black Belt Energy Gas District Participating VRDN 2.9% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	8,950,000	8,950,000
AL Black Belt Energy Gas District Participating VRDN 2.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
AL Black Belt Energy Gas District Participating VRDN 2.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	970,000	970,000
AL Black Belt Energy Gas District Participating VRDN Series 2023 XM1144, 2.92% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,250,000	6,250,000
AL Black Belt Energy Gas District Participating VRDN Series 2023 ZL0487, 2.9% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,125,000	2,125,000
AL Black Belt Energy Gas District Participating VRDN Series 2023 ZL0508, 2.92% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	8,590,000	8,590,000
AL Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 2.92% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,515,000	4,515,000
AL Black Belt Energy Gas District Participating VRDN Series 2023 ZL0518, 2.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,335,000	3,335,000
AL Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.92% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,800,000	1,800,000
Alabama Infirmary Health Rev Participating VRDN Series 5065, 2.9% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	51,985,000	51,985,000
Alabama Southeast Energy Participating VRDN 2.9% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,340,000	2,340,000
Alabama Southeast Energy Participating VRDN Series 2023 XM1135, 2.9% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
Alabama Southeast Energy Participating VRDN Series 2023 XM1139, 2.92% 11/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,900,000	5,900,000
Alabama Southeast Energy Participating VRDN Series 2024 XL0542, 2.92% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,080,000	3,080,000
Alabama Southeast Energy Participating VRDN Series 2025 ZF1799, 2.9% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,875,000	1,875,000
Alabama Spl Cre Fac Fin A Birm Participating VRDN 2.9% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,965,000	1,965,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.91% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,500,000	4,500,000
Southeast Alabama Gas Supply District Participating VRDN Series 2024 XF1687, 2.92% 8/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,670,000	2,670,000
Southeast Alabama Gas Supply District Participating VRDN Series 2024 XF1694, 2.92% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,125,000	3,125,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 2.91% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,500,000	2,500,000
TOTAL ALABAMA		122,475,000
Alabama,Arizona - 0.0%
Jefferson County AL Board Ed Participating VRDN Series 2023 YX1319, 2.91% 2/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,025,000	2,025,000
Alaska - 0.1%
Alaska Multifamily Hsg Auth Chenana Apts Participating VRDN 3.15% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,500,000	1,500,000
Anchorage AK Solid Waster RevParticipating VRDN Series 2023 XG0518, 2.99% 11/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,300,000	4,300,000
TOTAL ALASKA		5,800,000
Arizona - 0.3%
Arizona Brd Regents AZ St Univ Sys Rev Participating VRDN 2.9% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,700,000	2,700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN 3.15% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	5,300,000	5,300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 3.15% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,200,000	3,200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9187, 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	4,600,000	4,600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9192, 3.15% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	10,700,000	10,700,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2018 XF2537, 2.76% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,200,000	1,200,000
TOTAL ARIZONA		27,700,000
California - 0.4%
California Health Facilities Financing Authority Participating VRDN Series 2017 XG0148, 2.9% 11/15/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,399,000	2,399,000
California St Univ Rev Participating VRDN 2.89% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,750,000	3,750,000
California St Univ Rev Participating VRDN 2.89% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,075,000	8,075,000
River Islands Pub Fing Auth Participating VRDN 3.15% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	7,600,000	7,600,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 2.89% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,685,000	2,685,000
University CA Revs Participating VRDN 2.89% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,000,000	4,000,000
University CA Revs Participating VRDN Series 2018 YX1098, 2.89% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,600,000	7,600,000
TOTAL CALIFORNIA		36,109,000
Colorado - 0.4%
CO CommonSpirit Health Participating VRDN 2.9% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,905,000	3,905,000
Colorado Ctfs of Prtn Participating VRDN 2.9% 12/15/2040 (Liquidity Facility UBS AG) (b)(e)	8,720,000	8,720,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 2.92% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	720,000	720,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 2.9% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,400,000	4,400,000
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 3.17% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(e)	13,600,000	13,600,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XF1619, 2.9% 5/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XL0436, 2.9% 5/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,710,000	3,710,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 2.9% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,345,000	2,345,000
TOTAL COLORADO		41,400,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 2.91% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	26,555,000	26,555,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 2.91% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	23,400,000	23,400,000
Connecticut St Gen. Oblig. Participating VRDN Series 2018 YX1095, 2.9% 9/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,000,000	4,000,000
Connecticut St Gen. Oblig. Participating VRDN Series 2022 XM1035, 2.9% 4/15/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,705,000	2,705,000
Connecticut St Health Quinnipiac Univ Participating VRDN Series 2023 YX1291, 2.91% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,100,000	8,100,000
TOTAL CONNECTICUT		64,760,000
Delaware - 0.0%
Delaware Multi Fam Hsg Rev Christiana Village Participating VRDN 3.15% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,800,000	2,800,000
District Of Columbia - 0.2%
Metro Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 2.91% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	9,475,000	9,475,000
Metro Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 2.92% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,715,000	1,715,000
Metro Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0919, 2.9% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,355,000	1,355,000
Washington DC Gen. Oblig.Participating VRDN 2.9% 6/1/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,970,000	2,970,000
TOTAL DISTRICT OF COLUMBIA		15,515,000
Florida - 1.8%
Broward Cnty FL Wtr & Swr Util Participating VRDN Series 2024 XL0551, 2.9% 10/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,230,000	2,230,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.97% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	10,700,000	10,700,000
Broward County FL School District Participating VRDN Series 2025 ZF1842, 2.9% 7/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,250,000	3,250,000
Cape Coral Wtr & Swr Rev Participating VRDN Series 2023 YX1317, 2.91% 10/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,200,000	5,200,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN 2.95% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,000,000	4,000,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.98% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,315,000	2,315,000
Florida Hsg Fin Corp Rev Participating VRDN 2.9% 7/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,185,000	5,185,000
Florida St Dept Transn Tpk Rev Participating VRDN 2.9% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,750,000	3,750,000
Florida St Dept Transn Tpk Rev Participating VRDN Series 2023 XF3100, 2.9% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,265,000	4,265,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 2.9% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,815,000	7,815,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 2.9% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	12,325,000	12,325,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 2.9% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,865,000	8,865,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1211, 2.9% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,190,000	5,190,000
Jacksonville Fla Spl Rev Participating VRDN Series 2024 ZF3276, 2.9% 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2024 ZF1692, 2.9% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,070,000	3,070,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.99% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,700,000	2,700,000
Miami University FL Participating VRDN Series 2024 YX1352, 2.9% 4/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,300,000	4,300,000
Miami-Dade Cnty FL Sch Dist Participating VRDN 2.9% 3/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,800,000	2,800,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XF3122, 2.9% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,280,000	4,280,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 2.9% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	13,900,000	13,900,000
Miami-Dade County Edl Facilities Rev Participating VRDN Series 2018 XG0192, 2.91% 4/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,380,000	2,380,000
Miami-Dade County Edl Facilities Rev Participating VRDN Series 2024 YX1351, 2.9% 4/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,800,000	5,800,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 2.92% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(e)	7,400,000	7,400,000
Miami-Dade FL Wtr & Swr Rev Participating VRDN 2.9% 10/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,000,000	6,000,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.97% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	12,255,000	12,255,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 2.9% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,685,000	10,685,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 2.9% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	200,000	200,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 2.94% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,435,000	7,435,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.97% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,600,000	5,600,000
Tallahassee FL Memorial Health AuthParticipating VRDN Series 2023 XG0485, 2.9% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,595,000	2,595,000
Tampa FL Health Sys Rev Participating VRDN 2.9% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,250,000	5,250,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 2.92% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	6,930,000	6,930,000
Tampa Fla Wtr & Wastewtr Sys Participating VRDN Series 2023 ZL0485, 2.9% 10/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500,000	2,500,000
Wildwood FL Util DistParticipating VRDN Series 2025 XM1210, 2.9% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,590,000	3,590,000
TOTAL FLORIDA		188,760,000
Georgia - 1.3%
Brookhaven Development Authority Participating VRDN 2.9% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000,000	10,000,000
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 2.9% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	170,000	170,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.91% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	30,695,000	30,695,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.92% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	15,400,000	15,400,000
GA Main Street Natural Gas Inc Participating VRDN Series 2019 XF0751, 2.9% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	22,705,000	22,705,000
GA Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 2.9% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,800,000	6,800,000
GA Main Street Natural Gas Inc Participating VRDN Series 2023 XM1134, 2.9% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
GA Main Street Natural Gas Inc Participating VRDN Series 2023 XM1136, 2.9% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,700,000	2,700,000
GA Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 2.9% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,105,000	3,105,000
GA Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1659, 2.9% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,110,000	2,110,000
GA Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.92% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,800,000	1,800,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 2.91% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,085,000	8,085,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.92% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(e)	8,150,000	8,150,000
Georgia St Gen. Oblig. Participating VRDN 2.89% 7/1/2037 (Liquidity Facility Citibank NA) (b)(e)	9,375,000	9,375,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 2.9% 7/1/2041 (Liquidity Facility Citibank NA) (b)(e)	3,500,000	3,500,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 2.92% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,305,000	5,305,000
TOTAL GEORGIA		133,900,000
Idaho - 0.0%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 2.9% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,150,000	2,150,000
Illinois - 2.3%
Chicago Board of Ed Participating VRDN Series 2018 XG0217, 2.9% 4/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,625,000	5,625,000
Chicago Board of Ed Participating VRDN Series 2023 XG0469, 2.93% 4/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,260,000	3,260,000
Chicago Gen. Oblig. Participating VRDN 2.9% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,750,000	2,750,000
Chicago Gen. Oblig. Participating VRDN 2.91% 11/27/2028 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	34,775,000	34,775,000
Chicago O'Hare Int'l Arpt. Rev Participating VRDN Series 2019 XF0736, 2.9% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	560,000	560,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 2.91% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,685,000	8,685,000
Illinois Fin Auth Participating VRDN 2.9% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,135,000	5,135,000
Illinois Fin Auth Participating VRDN Series 2023 BAML5045, 2.95% 2/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	38,850,000	38,850,000
Illinois Fin Auth Participating VRDN Series 2023 BAML5047, 2.95% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	44,900,000	44,900,000
Illinois Fin Auth Participating VRDN Series 2023 YX1326, 2.91% 11/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,395,000	3,395,000
Illinois Fin Auth Rev Participating VRDN 2.9% 7/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.17% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(e)	19,500,000	19,500,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 2.9% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,900,000	9,900,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 2.9% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Illinois Finance Authority Rev Participating VRDN 2.9% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,700,000	2,700,000
Illinois Finance Authority Rev Participating VRDN Series 2015 XF0253, 2.97% 5/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,745,000	4,745,000
Illinois Gen. Oblig. Participating VRDN 2.92% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(e)	10,100,000	10,100,000
Illinois Gen. Oblig. Participating VRDN 2.92% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,500,000	4,500,000
Illinois Gen. Oblig. Participating VRDN Series 2019 XM0759, 2.92% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,600,000	1,600,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 2.9% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,800,000	4,800,000
Illinois Gen. Oblig. Participating VRDN Series 2024 YX1338, 2.9% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,960,000	3,960,000
Illinois Housing Development Authority Participating VRDN 2.9% 10/1/2043 (Liquidity Facility Citibank NA) (b)(e)	2,500,000	2,500,000
Illinois Housing Development Authority Participating VRDN 2.9% 4/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,825,000	5,825,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.93% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,310,000	1,310,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 2.93% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,490,000	5,490,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2022 ZF1388, 2.93% 1/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,000,000	2,000,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 XF1533, 2.93% 1/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,700,000	2,700,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.91% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,120,000	2,120,000
Regional Transn Auth IL Participating VRDN 2.93% 6/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,000,000	3,000,000
TOTAL ILLINOIS		239,685,000
Indiana - 0.4%
Indiana Fin Auth Health Facs Rev Participating VRDN Series 2023 XF1569, 2.9% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	8,000,000	8,000,000
Indiana Fin Auth Health Facs Rev Participating VRDN Series E 161, 2.9% 10/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	29,900,000	29,900,000
TOTAL INDIANA		37,900,000
Iowa - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 3.12% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(e)	13,700,000	13,700,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0522, 2.9% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,250,000	4,250,000
State of Iowa Board of Regents Participating VRDN 2.9% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,925,000	2,925,000
TOTAL IOWA		20,875,000
Kansas - 0.0%
Wyandotte Cnty KS Participating VRDN Series 2025 ZF1819, 2.9% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,875,000	1,875,000
Kentucky - 0.3%
Covington City KY Participating VRDN Series 2024 XL0569, 2.92% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,185,000	2,185,000
Jefferson County Board of Education/Ky Participating VRDN Series 2024 XM1182, 2.9% 9/1/2040 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2017 XG0123, 2.91% 6/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	440,000	440,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 2.91% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,200,000	2,200,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.92% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,800,000	1,800,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.92% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,800,000	1,800,000
Kentucky Pub Energy Participating VRDN 2.92% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,875,000	1,875,000
KY Comm Network Participating VRDN 2.92% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
KY CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 2.97% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	5,500,000	5,500,000
KY Inc Pub Energy Gas Auth Participating VRDN 2.91% 4/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,760,000	4,760,000
TOTAL KENTUCKY		27,560,000
Louisiana - 0.1%
LA Pub Facs Ochsner Clinic Participating VRDN Series 2023 YX1295, 2.9% 5/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	14,205,000	14,205,000
Maryland - 0.1%
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 2.91% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(e)	6,760,000	6,760,000
Massachusetts - 0.1%
Massachusetts St Gen. Oblig. Participating VRDN 2.88% 12/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,900,000	5,900,000
Michigan - 0.4%
Holly MI Area Sch Dist Participating VRDN Series 2023 XG0486, 2.92% 5/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	6,755,000	6,755,000
Michigan Fin Auth Act 38 Facs Participating VRDN Series 2024 XF1705, 2.9% 2/28/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,490,000	4,490,000
Michigan Fin Auth Rev Participating VRDN 2.9% 12/1/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,800,000	4,800,000
Michigan Fin Auth Rev Participating VRDN Series 2019 XF0782, 2.9% 2/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,945,000	1,945,000
Michigan Fin Auth Rev Participating VRDN Series 2022 ZF3032, 2.9% 12/1/2045 (Liquidity Facility UBS AG) (b)(e)	2,560,000	2,560,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.9% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,525,000	3,525,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 2.91% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,400,000	2,400,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XL0467, 2.9% 6/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000,000	2,000,000
Michigan St Hosp Fin Auth Rev Participating VRDN 2.9% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
Michigan St Univ Revs Participating VRDN Series 2024 XM1171, 2.9% 8/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Monroe MI Pub Sch Dist Participating VRDN Series 2024 XF1693, 2.92% 5/1/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,000,000	3,000,000
TOTAL MICHIGAN		36,475,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 2.91% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,900,000	4,900,000
Minnesota St Gen. Oblig. Participating VRDN Series 2024 CF7001, 2.89% 9/1/2041 (Liquidity Facility Citibank NA) (b)(e)	3,400,000	3,400,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	7,415,000	7,415,000
TOTAL MINNESOTA		15,715,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.15% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,500,000	3,500,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.15% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,150,000	2,150,000
TOTAL MISSISSIPPI		5,650,000
Missouri - 1.0%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.15% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,595,000	2,595,000
Kansas City Spl Oblig Participating VRDN Series 2022 XG0361, 2.91% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,090,000	6,090,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 2.91% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,115,000	9,115,000
Missouri Health & Edl Facilities Auth Participating VRDN Series 2023 XF1680, 2.9% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,645,000	1,645,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.92% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	32,500,000	32,500,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.91% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,200,000	10,200,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 2.9% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	23,000,000	23,000,000
Missouri Mercy Health Participating VRDN 2.9% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,445,000	3,445,000
Montana Hlth Facs Auth Rev Participating VRDN 2.9% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	11,900,000	11,900,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 2.9% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	6,000,000	6,000,000
TOTAL MISSOURI		106,490,000
Nebraska - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.92% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	480,000	480,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XF1774, 2.9% 9/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,800,000	2,800,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1334, 2.9% 9/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,540,000	1,540,000
TOTAL NEBRASKA		4,820,000
Nevada - 0.2%
Clark Cnty NV Gen. Oblig. Participating VRDN Series 2023 ZL0480, 2.9% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,275,000	3,275,000
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 2.99% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,730,000	3,730,000
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Participating VRDN Series 2023 XF1585, 2.9% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	6,400,000	6,400,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN 2.9% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,620,000	5,620,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 2.9% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,750,000	4,750,000
TOTAL NEVADA		23,775,000
New Hampshire,New York - 0.4%
Nat'l Fin Auth NH Novant Health Participating VRDN Series E 157, 2.9% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	39,900,000	39,900,000
New Jersey - 0.6%
New Jersey Econ Dev Auth Participating VRDN Series 2015 XF1048, 2.9% 6/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,400,000	3,400,000
New Jersey Econ Dev Auth Rev Participating VRDN 2.9% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,725,000	2,725,000
New Jersey St Hsg & Mtg Fin Agy Multi Family RevParticipating VRDN Series 2024 012, 3.12% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(e)	33,100,000	33,100,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.9% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,800,000	5,800,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.91% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,170,000	3,170,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2.9% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,645,000	4,645,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 XF1557, 2.9% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,435,000	3,435,000
New Jersey Turnpike Authority Participating VRDN 2.92% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,500,000	7,500,000
TOTAL NEW JERSEY		63,775,000
New York - 1.2%
City of New York NY Gen. Oblig. Participating VRDN Series 2018 XM0706, 2.9% 3/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,900,000	1,900,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1327, 2.9% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,000,000	4,000,000
New York City Gen Oblig Participating VRDN Series E 88, 2.9% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
New York City Gen. Oblig. Participating VRDN 2.9% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	8,200,000	8,200,000
New York City Gen. Oblig. Participating VRDN 2.9% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	14,400,000	14,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.9% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	22,800,000	22,800,000
New York City Transitional Finance Authority Participating VRDN 2.89% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500,000	1,500,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.9% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	33,205,000	33,205,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.9% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.87% 2/1/2047 (Liquidity Facility UBS AG) (b)(e)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 2.89% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,245,000	2,245,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.9% 6/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.9% 6/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,670,000	2,670,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF3160, 2.89% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,750,000	3,750,000
NY Dorm Auth Royal Charter Properties Participating VRDN Series 2025 MIZ9208, 3.15% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	16,885,000	16,885,000
TOTAL NEW YORK		120,855,000
North Carolina - 0.1%
Charlotte NC Arpt Rev Participating VRDN Series 2023 XF1603, 2.9% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,940,000	2,940,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 2.9% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,695,000	10,695,000
TOTAL NORTH CAROLINA		13,635,000
North Dakota - 0.1%
North Dakota Housing Finance Agency Participating VRDN 2.9% 7/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,200,000	5,200,000
North Dakota St Hsg Fin Agy Participating VRDN Series 2024 XG0559, 2.9% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,585,000	6,585,000
TOTAL NORTH DAKOTA		11,785,000
Ohio - 0.9%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 2.96% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,600,000	3,600,000
Allen Cnty OH Mercy Health Participating VRDN Series E 134, 2.9% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,715,000	7,715,000
Brunswick OH Sch Dist Participating VRDN 2.9% 12/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,750,000	2,750,000
Cuyahoga OH Metro Health Auth Participating VRDN Series 2023 BAML5043, 2.94% 2/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,900,000	2,900,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN 2.9% 5/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,810,000	2,810,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2024 XM1184, 2.9% 6/1/2038 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,105,000	3,105,000
Hamilton OH Hosp Tri Health Participating VRDN Series 2023 XG0525, 2.9% 8/15/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,775,000	6,775,000
Montgomery Cnty OH Kettering Health Participating VRDN Series E 132, 2.9% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	18,485,000	18,485,000
OH University Health Participating VRDN Series 2023 XG0490, 2.91% 1/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,610,000	2,610,000
Ohio Higher Edl Facility Commission Rev Participating VRDN 2.91% 5/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,400,000	1,400,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.91% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,100,000	2,100,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 2.9% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,495,000	8,495,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 2.9% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,780,000	5,780,000
Ohio St Higher Edl Fac Commn Participating VRDN Series 2023 XF3114, 2.9% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,750,000	5,750,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2018 XF2711, 2.9% 9/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,200,000	3,200,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2023 XF3145, 2.9% 9/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,980,000	2,980,000
Port of Greater Cincinnati OH Participating VRDN Series 2024 XL0553, 2.9% 12/1/2063 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,635,000	3,635,000
University Cincinnati OH Gen Participating VRDN 2.9% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,700,000	3,700,000
University Cincinnati OH Gen Participating VRDN Series 2024 XF1711, 2.9% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,945,000	3,945,000
University Cincinnati OH Gen Participating VRDN Series 2024 XM1198, 2.9% 6/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,625,000	5,625,000
TOTAL OHIO		97,360,000
Oklahoma - 0.2%
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 2.9% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,800,000	3,800,000
Oklahoma Integris Health Auth Participating VRDN Series E 140, 2.9% 8/15/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	12,575,000	12,575,000
TOTAL OKLAHOMA		16,375,000
Oregon - 0.4%
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 2.9% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	15,710,000	15,710,000
Multnomah OR Adventist Health Participating VRDN 2.9% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,380,000	5,380,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.15% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,405,000	1,405,000
Port of Morrow Series 2024 MS0026, 3.07% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	13,350,000	13,350,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 2.9% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,330,000	1,330,000
TOTAL OREGON		37,175,000
Pennsylvania - 1.5%
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 2.91% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,800,000	1,800,000
Cumberland County Muni Auth Rev Participating VRDN 2.91% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,375,000	9,375,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2023 XG0468, 2.9% 6/1/2041 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	6,760,000	6,760,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.95% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(e)(f)	11,320,000	11,320,000
Monroeville Fin Auth UPMC Rev Participating VRDN Series 2022 YX1185, 2.9% 2/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,550,000	6,550,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN 2.9% 5/1/2057 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,145,000	2,145,000
PA UPMC Health AuthParticipating VRDN Series 2023 XF1525, 2.9% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,860,000	2,860,000
Pennslyvania Dev Fing Auth Rev Participating VRDN Series 2024 XL0539, 2.9% 8/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,500,000	3,500,000
Pennsylvania St Univ Participating VRDN Series 2020 XM0827, 2.9% 9/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,700,000	2,700,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 2.91% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,365,000	6,365,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2022 XM1008, 2.9% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	835,000	835,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN 2.9% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,000,000	4,000,000
Philadelpia PA Wtr & Wstwtr Rev Participating VRDN Series 2017 XX1048, 2.91% 10/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,320,000	6,320,000
Philadelpia PA Wtr & Wstwtr Rev Participating VRDN Series 2023 XF1606, 2.91% 9/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,400,000	4,400,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 2.9% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,120,000	8,120,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2023 ZL0512, 2.9% 6/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,335,000	3,335,000
Southeastern PA Transn Auth Rev Participating VRDN 2.9% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,115,000	3,115,000
Southeastern PA Transn Auth Rev Participating VRDN 2.9% 6/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,370,000	3,370,000
Southeastern PA Transn Auth Rev Participating VRDN 2.92% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,600,000	3,600,000
Thomas Jefferson University Participating VRDN 2.9% 11/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,200,000	5,200,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.9% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,750,000	3,750,000
Thomas Jefferson University Participating VRDN Series 5077, 2.9% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	58,500,000	58,500,000
TOTAL PENNSYLVANIA		157,920,000
Rhode Island - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev Participating VRDN Series 209 XM0721, 2.9% 9/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,865,000	2,865,000
South Carolina - 0.9%
Prism Health SC Participating VRDN 2.9% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	57,100,000	57,100,000
SC Jobs Econ Dev Auth Participating VRDN Series 2023 XF1531, 2.91% 5/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,635,000	4,635,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 2.9% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 2.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 2.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,730,000	2,730,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1670, 2.9% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,055,000	7,055,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 2.9% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZL0515, 2.9% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,830,000	2,830,000
SC Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZL0525, 2.9% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,665,000	6,665,000
South Carolina Pub Svc Auth Rev Participating VRDN 2.9% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,000,000	4,000,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2017 XF2425, 2.91% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,315,000	1,315,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XF1548, 2.9% 12/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
TOTAL SOUTH CAROLINA		96,830,000
South Dakota - 0.1%
South Dakota St Hlth & Edl Fac Participating VRDN 2.91% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,625,000	5,625,000
Tennessee - 0.2%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 2.91% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,300,000	4,300,000
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XG0194, 2.91% 7/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,535,000	5,535,000
Metro Govt Nashville & Davidson Cnty Belmont Univ Participating VRDN 2.9% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,085,000	3,085,000
Metro Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 2.9% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,135,000	7,135,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 2.92% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,470,000	2,470,000
TOTAL TENNESSEE		22,525,000
Texas - 2.5%
Aledo TX Indpt Sch Dist Participating VRDN Series 2023 XF3142, 2.9% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,465,000	3,465,000
Allen TX Indpt Sch Dist Participating VRDN Series 2025 XF1807, 2.9% 2/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,100,000	3,100,000
Austin TX Elec Util Sys Rev Participating VRDN Series 2023 XF3112, 2.9% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,000,000	8,000,000
Austin TX Elec Util Sys Rev Participating VRDN Series 2023 XG0534, 2.9% 11/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,330,000	5,330,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZL0600, 2.9% 3/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,315,000	3,315,000
Collin County Hsg Fin Corp Multi-family Participating VRDN 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	4,600,000	4,600,000
Crowley Independent School District Participating VRDN 2.9% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,000,000	2,000,000
Crowley Independent School District Participating VRDN Series 2024 XF3238, 2.89% 2/1/2054 (Liquidity Facility UBS AG) (b)(e)	2,910,000	2,910,000
Dallas TX Wtrwks & Swr Sys Rev Participating VRDN Series 2018 XF2728, 2.9% 10/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,395,000	6,395,000
Denton Independent School District Participating VRDN 2.89% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,000,000	8,000,000
Denton Independent School District Participating VRDN Series 2023 XF1552, 2.91% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,000,000	4,000,000
Denton Independent School District Participating VRDN Series 2023 XF3128, 2.89% 8/15/2053 (Liquidity Facility UBS AG) (b)(e)	5,150,000	5,150,000
Denton Independent School District Participating VRDN Series 2023 XF3139, 2.9% 8/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,000,000	6,000,000
Denton Independent School District Participating VRDN Series 2023 ZF1674, 2.9% 8/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,240,000	3,240,000
Denton Independent School District Participating VRDN Series 2024 ZF3264, 2.9% 8/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,475,000	1,475,000
Denton Independent School District Participating VRDN Series 2024 ZF3284, 2.9% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,445,000	2,445,000
Greenville TX Elec Util Sys Participating VRDN Series 2024 XM1180, 2.9% 2/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,680,000	5,680,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.9% 10/1/2046 (Liquidity Facility Citibank NA) (b)(e)	7,400,000	7,400,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 2.99% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	15,010,000	15,010,000
Harris Cnty TX Health Facs Rev Participating VRDN Series 2016 ZF0312, 2.9% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,500,000	6,500,000
Harris County Children's Hosp Participating VRDN Series E 149, 2.9% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,200,000	10,200,000
Houston TX Gen. Oblig. Participating VRDN 2.9% 3/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,120,000	6,120,000
Katy TX Ind Sch Dist Participating VRDN Series 2023 XF3116, 2.9% 2/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,000,000	8,000,000
Lamar TX Isd Participating VRDN 2.9% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,000,000	7,000,000
Lamar TX Isd Participating VRDN Series 2023 XF1657, 2.91% 2/15/2058 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,100,000	3,100,000
Lamar TX Isd Participating VRDN Series 2025 ZF3318, 2.92% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,500,000	5,500,000
Los Angeles CA Multifamily Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.97% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	22,300,000	22,300,000
Medina Valley Tex Indpt Sch Dist Participating VRDN 2.9% 2/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,700,000	2,700,000
Midlothian TX Indpt Sch Dist Participating VRDN Series 5081, 2.9% 2/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,930,000	2,930,000
New Braunfels TX Isd Participating VRDN 2.9% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,750,000	3,750,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 2.9% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,620,000	7,620,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.98% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,200,000	2,200,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2023 XF1576, 2.9% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,675,000	2,675,000
Princeton TX Indpt Sch Dist Participating VRDN Series 2023 XF3192, 2.89% 2/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,125,000	3,125,000
Red Oak TX Indpt Sch Dist Participating VRDN Series 2023 XG0512, 2.9% 2/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,385,000	3,385,000
Royse City TX Indpt Sch Dist Participating VRDN Series 2023 XF1608, 2.91% 2/15/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,200,000	3,200,000
San Antonio TX Wtr Rev Participating VRDN Series 2023 XF3136, 2.9% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,305,000	3,305,000
San Antonio TX Wtr Rev Participating VRDN Series 2025 XF3329, 2.9% 5/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,400,000	2,400,000
Spring Tex Indpt Sch Dist Participating VRDN Series 2023 XF3089, 2.9% 8/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,630,000	4,630,000
Tarrant Cnty TX Christus Health Participating VRDN Series E 150, 2.9% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.9% 11/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,745,000	2,745,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2023 ZF1668, 2.9% 11/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,260,000	2,260,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2024 ZF3263, 2.93% 11/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,190,000	1,190,000
Texas Wtr Dev Brd Participating VRDN 2.89% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	9,380,000	9,380,000
Texas Wtr Dev Brd Participating VRDN Series 2018 XG0211, 2.9% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	10,000,000	10,000,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XF1664, 2.9% 10/15/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,000,000	2,000,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZF3201, 2.89% 10/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,890,000	2,890,000
Texas Wtr Dev Brd Participating VRDN Series 2025 XF1853, 2.9% 10/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,425,000	4,425,000
Waxahachie TX Indpt Sch Dist Participating VRDN Series 2023 XF1553, 2.91% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,560,000	4,560,000
Ysleta Independent School District Participating VRDN Series 2022 XF1338, 2.9% 8/15/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,665,000	2,665,000
TOTAL TEXAS		254,270,000
Utah - 0.0%
Utah Cnty Utah Hosp Rev Participating VRDN Series 2022 XM1003, 2.9% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,435,000	2,435,000
Virginia - 0.7%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 2.91% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,200,000	4,200,000
Fairfax Cnty VA Indl Dev Auth Participating VRDN Series 2018 XG0191, 2.9% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,122,500	2,122,500
Hampton Roads Transportation Accountability Commission Participating VRDN 2.9% 7/1/2060 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,000,000	5,000,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.9% 7/1/2060 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,365,000	3,365,000
Hampton Roads Transportation Accountability Commission Participating VRDN Series 2022 ZL0267, 2.9% 7/1/2057 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,250,000	2,250,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2020 MIZ9025, 2.82% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	31,740,000	31,740,000
Norfolk Econ Dev Health Care Facs Participating VRDN 2.91% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,000,000	5,000,000
University VA Univ Revs Participating VRDN 2.9% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,375,000	3,375,000
Williamsburg VA Hsg Auth Participating VRDN 2.9% 7/1/2063 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	9,860,000	9,860,000
TOTAL VIRGINIA		66,912,500
Washington - 0.7%
State of Washington Gen. Oblig. Participating VRDN 2.9% 2/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,250,000	1,250,000
State of Washington Gen. Oblig. Participating VRDN 2.9% 6/1/2028 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	550,000	550,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZF3173, 2.9% 2/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,000,000	5,000,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0490, 2.9% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,665,000	1,665,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0491, 2.9% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,665,000	1,665,000
WA Multicare Health Sys Participating VRDN 2.91% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,300,000	1,300,000
WA Multicare Health Sys Participating VRDN Series 2023 XG0481, 2.91% 8/15/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,905,000	3,905,000
WA Multicare Health Sys Participating VRDN Series E 153, 2.9% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	20,940,000	20,940,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 2.91% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,100,000	2,100,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2022 XX1238, 2.91% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	19,715,000	19,715,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 2.91% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	5,290,000	5,290,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 2.92% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,165,000	3,165,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 2.91% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,015,000	4,015,000
TOTAL WASHINGTON		70,560,000
West Virginia - 0.0%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 2.91% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	5,525,000	5,525,000
Wisconsin - 0.3%
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 2.9% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Wisconsin Health & Edl Facilities Participating VRDN 2.9% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,000,000	4,000,000
Wisconsin Health & Edl Facilities Participating VRDN Series 2019 XF0741, 2.9% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,535,000	9,535,000
Wisconsin Health & Educational Facilities Authority Participating VRDN Series 2023 XL0483, 2.9% 4/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,250,000	2,250,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XF1696, 2.9% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,440,000	4,440,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 2.9% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,400,000	5,400,000
TOTAL WISCONSIN		29,625,000
TOTAL TENDER OPTION BOND (Cost $2,307,031,500)		2,307,031,500

Variable Rate Demand Note - 47.1%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.89% 5/1/2041, LOC Bank of America NA VRDN (b)(g)	40,770,000	40,770,000
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.89% 5/1/2041, LOC Bank of America NA VRDN (b)(g)	39,870,000	39,870,000
TOTAL ALABAMA		80,640,000
Alaska - 1.7%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.04% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	56,200,000	56,200,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.08% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	59,000,000	59,000,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.18% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	55,600,000	55,600,000
TOTAL ALASKA		170,800,000
Arizona - 1.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.9% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	13,085,000	13,085,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.9% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	7,155,000	7,155,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 2.83% 12/1/2054, LOC Royal Bank of Canada VRDN (b)	34,350,000	34,350,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 2.87% 1/1/2048 VRDN (b)	52,640,000	52,640,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.05% 5/1/2029 VRDN (b)	1,700,000	1,700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.12% 5/1/2029 VRDN (b)	14,500,000	14,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3.12% 5/1/2029 VRDN (b)	13,900,000	13,900,000
TOTAL ARIZONA		137,330,000
Colorado - 2.9%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 2.97% 12/1/2038, LOC Wells Fargo Bank NA VRDN (b)	690,000	690,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 2.83% 5/15/2064 VRDN (b)	40,100,000	40,100,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 2.83% 5/15/2062 VRDN (b)	109,000,000	109,000,000
Mesa Cnty Colo Rev (Leitner-Poma Of America Inc Proj.) 2.97% 3/1/2029, LOC Wells Fargo Bank NA VRDN (b)	2,185,000	2,185,000
University of Colorado Hospital Authority 2.8% 11/15/2039 VRDN (b)	38,685,000	38,685,000
University of Colorado Hospital Authority Series 2018 A, 2.85% 11/15/2030 VRDN (b)	19,600,000	19,600,000
University of Colorado Hospital Authority Series 2019 A, 2.85% 11/15/2049 VRDN (b)	74,400,000	74,400,000
University of Colorado Hospital Authority Series 2025 A, 2.84% 11/15/2045 VRDN (b)	14,500,000	14,500,000
TOTAL COLORADO		299,160,000
Connecticut - 4.3%
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2016 A, 2.83% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	29,800,000	29,800,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2017 A 3, 2.85% 11/15/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,300,000	2,300,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2018 A 3, 2.87% 5/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	15,415,000	15,415,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2018 E 2, 2.87% 11/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	28,925,000	28,925,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series C 3, 2.83% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	13,335,000	13,335,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series SUB B 6, 2.87% 5/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	12,435,000	12,435,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2014 C 2, 2.87% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	7,695,000	7,695,000
Connecticut Innovations Inc (Iso New England, Inc Proj.) Series 2012, 2.84% 12/1/2039, LOC TD Bank NA VRDN (b)	12,025,000	12,025,000
Connecticut St Gen. Oblig. Series 2016 C, 2.88% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	108,055,000	108,055,000
Connecticut St Health & Edl Facs Auth Revenue (Gaylord Hospital Inc Proj.) 2.89% 7/1/2037, LOC Bank of America NA VRDN (b)	8,945,000	8,945,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 2, 2.8% 7/1/2060 VRDN (b)	73,700,000	73,700,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) 2.87% 11/15/2052 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	7,900,000	7,900,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series A SUB A 3, 2.84% 11/15/2051 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	9,440,000	9,440,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series C, 2.8% 7/1/2025 VRDN (b)	5,310,000	5,310,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series D, 2.8% 7/1/2048 VRDN (b)	68,150,000	68,150,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series O, 2.85% 7/1/2053 VRDN (b)	35,235,000	35,235,000
TOTAL CONNECTICUT		438,665,000
Delaware - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.1% 10/1/2028 VRDN (b)	9,500,000	9,500,000
District Of Columbia - 0.7%
District Columbia Rev (Aarp Foundation (The) Proj.) 2.96% 10/1/2034, LOC Bank of America NA VRDN (b)	15,665,000	15,665,000
District Columbia Rev (Carnegie Endow For Intl Peace Proj.) 2.87% 11/1/2045, LOC Wells Fargo Bank NA VRDN (b)	4,100,000	4,100,000
District Columbia Rev (Medstar Health Inc Proj.) 2.8% 8/15/2038, LOC TD Bank NA VRDN (b)	10,670,000	10,670,000
District Columbia Rev (The Pew Charitable Trust Proj.) 2.85% 4/1/2038, LOC PNC Bank NA VRDN (b)	41,095,000	41,095,000
TOTAL DISTRICT OF COLUMBIA		71,530,000
Florida - 2.2%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 2.95% 4/1/2039 VRDN (b)	25,100,000	25,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 3.05% 4/1/2039 VRDN (b)	23,700,000	23,700,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 3.05% 5/1/2029 VRDN (b)	16,400,000	16,400,000
Florida Keys Aqueduct Auth Wtr 2.8% 9/1/2035, LOC TD Bank NA VRDN (b)	25,200,000	25,200,000
Highlands County Health Facilities Authority (Advent Health Proj.) 2.85% 11/15/2033 VRDN (b)	23,260,000	23,260,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2021 D 1, 2.84% 11/15/2055 VRDN (b)	4,455,000	4,455,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 2.75% 11/15/2042 (Liquidity Facility PNC Bank NA) VRDN (b)	29,600,000	29,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 2.77% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	21,200,000	21,200,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 3.05% 7/1/2052 VRDN (b)	27,300,000	27,300,000
Mississippi Bus Fin Corp MI Po (Florida Pwr & Lt Co Proj.) Series 2014, 3.05% 4/1/2044 VRDN (b)	6,000,000	6,000,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 2.84% 1/1/2039, LOC TD Bank NA VRDN (b)	3,620,000	3,620,000
Orange Cnty FL Health Facs (Orlando Health Proj.) 2.8% 10/1/2026, LOC TD Bank NA VRDN (b)	4,390,000	4,390,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 2.9% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	14,235,000	14,235,000
TOTAL FLORIDA		224,460,000
Georgia - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.7% 7/1/2049 VRDN (b)	5,960,000	5,960,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.55% 11/1/2052 VRDN (b)	28,350,000	28,350,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 3.85% 6/1/2032 VRDN (b)	9,125,000	9,125,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 3.86% 2/1/2038 VRDN (b)	13,870,000	13,870,000
Georgia Mun Elec Auth Pwr Rev Series 2008 B, 2.8% 1/1/2048, LOC PNC Bank NA VRDN (b)	4,865,000	4,864,941
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.9% 9/1/2029 VRDN (b)	10,900,000	10,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 3.05% 6/1/2049 VRDN (b)	5,600,000	5,600,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 3.05% 9/1/2037 VRDN (b)	9,900,000	9,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.85% 4/1/2032 VRDN (b)	14,100,000	14,100,000
TOTAL GEORGIA		102,669,941
Hawaii - 0.1%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev (Allied Pacific Group Proj.) 2.9% 12/1/2041, LOC Freddie Mac Non Gold Pool VRDN (b)	6,990,000	6,990,000
Illinois - 1.7%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.07% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	4,600,000	4,600,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 2.85% 5/1/2048, LOC PNC Bank NA VRDN (b)	30,800,000	30,800,000
Illinois Fin Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2012G, 2.85% 8/1/2040, LOC Bank of Montreal/Chicago IL VRDN (b)	7,500,000	7,500,000
Illinois Fin Auth Rev (Illinois College Proj.) 2.8% 10/1/2030, LOC US Bank NA/Cincinnati OH VRDN (b)	5,535,000	5,535,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.84% 8/15/2035, LOC TD Bank NA VRDN (b)	27,410,000	27,410,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.84% 8/15/2035, LOC TD Bank NA VRDN (b)	26,135,000	26,135,000
Illinois Fin Auth Rev (The Latin School Of Chicago Proj.) 2.95% 8/1/2035, LOC JPMorgan Chase Bank NA VRDN (b)	775,000	775,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.88% 8/1/2043, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	5,000,000	5,000,000
Illinois Fin Auth Rev (University Of Chicago Medical Center/The Proj.) 2.82% 8/1/2044, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	30,075,000	30,075,000
Illinois Fin Auth Rev (Various Capital Projects) 3% 2/1/2035, LOC Northern Trust CO Chicago VRDN (b)	3,800,000	3,800,000
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021D, 2.8% 7/15/2055 VRDN (b)	12,200,000	12,200,000
Lake Cnty Ill Multifamily Hsg Rev (Whispering Oaks Associates Lp Proj.) 2.85% 11/1/2045, LOC Freddie Mac Non Gold Pool VRDN (b)	25,750,000	25,750,000
TOTAL ILLINOIS		179,580,000
Indiana - 1.9%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 2.94% 8/15/2045, LOC Truist Bank VRDN (b)	24,025,000	24,025,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.8% 11/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	24,005,000	24,005,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.8% 11/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	17,570,000	17,570,000
Indiana Hlth Fac Fing Auth Rev (Ascension Health Credit Group Proj.) 3% 11/15/2039 VRDN (b)	12,000,000	12,000,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 2.97% 12/1/2047 VRDN (b)	19,640,000	19,640,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 3.25% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	13,000,000	13,000,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.02% 12/1/2039, LOC Mizuho Bank Ltd VRDN (b)	17,670,000	17,670,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) 2.75% 11/15/2033 VRDN (b)	32,500,000	32,500,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 3.04% 12/1/2034 VRDN (b)	34,960,000	34,960,000
TOTAL INDIANA		195,370,000
Iowa - 1.6%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.9% 6/1/2036 VRDN (b)	23,300,000	23,300,000
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.9% 6/1/2039 VRDN (b)	30,100,000	30,100,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.92% 12/1/2051 VRDN (b)	27,800,000	27,800,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.97% 12/1/2045 VRDN (b)	36,920,000	36,920,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.97% 9/1/2036 VRDN (b)	8,115,000	8,115,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 D, 2.8% 12/1/2041, LOC TD Bank NA VRDN (b)	27,255,000	27,255,000
Iowa St Fin Auth Midwestern Ec (Cargill Inc Proj.) Series 2012A, 2.91% 6/1/2039 VRDN (b)	14,800,000	14,800,000
TOTAL IOWA		168,290,000
Kansas - 0.5%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.17% 9/1/2035 VRDN (b)	12,500,000	12,500,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.17% 9/1/2035 VRDN (b)	7,600,000	7,600,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 3.1% 4/15/2027 VRDN (b)	1,300,000	1,300,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas Central Proj.) 3.1% 4/15/2032 VRDN (b)	14,300,000	14,300,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 3.1% 4/15/2032 VRDN (b)	3,000,000	3,000,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 3.1% 4/15/2032 VRDN (b)	9,500,000	9,500,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 3.1% 4/15/2032 VRDN (b)	3,500,000	3,500,000
TOTAL KANSAS		51,700,000
Kentucky - 0.3%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (St. Elizabeth Healthcare Proj.) 2.8% 5/1/2033, LOC TD Bank NA VRDN (b)	12,095,000	12,095,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 2.8% 10/1/2039, LOC PNC Bank NA VRDN (b)	8,745,000	8,745,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2013C, 2.8% 10/1/2043, LOC PNC Bank NA VRDN (b)	9,305,000	9,305,000
TOTAL KENTUCKY		30,145,000
Louisiana - 2.3%
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.95% 12/1/2043 VRDN (b)	34,800,000	34,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.95% 8/1/2050 VRDN (b)	73,600,000	73,600,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.04% 8/1/2049 VRDN (b)	45,700,000	45,700,000
Louisiana Pub Facs Auth Rev (Anf Partners #1 Proj.) 2.91% 4/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)	6,800,000	6,800,000
Louisiana Pub Facs Auth Rev (Christus Health Proj.) 2.83% 7/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	3,300,000	3,300,000
Louisiana St Offshore Term Auth Deepwtr Prot Rev (Loop Inc La Proj.) Series 2013 B, 2.9% 9/1/2033, LOC JPMorgan Chase Bank NA VRDN (b)	13,365,000	13,365,000
St James Parish LA Rev (Nucor Corp Proj.) 3.1% 11/1/2040 VRDN (b)	56,500,000	56,500,000
St James Parish LA Rev (Nucor Corp Proj.) 3.1% 11/1/2040 VRDN (b)	3,785,000	3,785,000
TOTAL LOUISIANA		237,850,000
Maryland - 0.1%
Montgomery Cnty MD Hsg Oppt Rv 2.87% 1/1/2049, LOC TD Bank NA VRDN (b)	6,610,000	6,610,000
Massachusetts - 0.1%
MA Dept Transn Met Hwy Sys Rev 2.89% 1/1/2037, LOC TD Bank NA VRDN (b)	5,600,000	5,600,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.8% 7/1/2040, LOC TD Bank NA VRDN (b)	4,435,000	4,435,000
TOTAL MASSACHUSETTS		10,035,000
Michigan - 0.8%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 2.89% 7/1/2041, LOC JPMorgan Chase Bank NA VRDN (b)	15,465,000	15,465,000
Grand Valley MI St Univ Rev 2.84% 12/1/2031, LOC TD Bank NA VRDN (b)	16,315,000	16,315,000
Michigan Hsg Dev Auth Rent Hsg Rev (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2022 B, 2.85% 4/1/2062, LOC Bank of America NA VRDN (b)	46,170,000	46,170,000
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 2.91% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	7,660,000	7,660,000
TOTAL MICHIGAN		85,610,000
Minnesota - 0.3%
Hennepin Cnty Minn Gen. Oblig. Series 2018B, 2.8% 12/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	14,480,000	14,480,000
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 B, 2.85% 11/15/2048, LOC JPMorgan Chase Bank NA VRDN (b)	10,050,000	10,050,000
Oak Park Hts MN Multi-Fam Rev (Vssa Boutwells Landing Llc Proj.) 2.84% 11/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)	3,000,000	3,000,000
TOTAL MINNESOTA		27,530,000
Missouri - 0.6%
Missouri St Health & Edl Facs (Ascension Health Credit Group Proj.) 2.8% 11/15/2026 VRDN (b)	6,725,000	6,725,000
Missouri St Health & Edl Facs (Ascension Health Credit Group Proj.) 2.8% 11/15/2039 VRDN (b)	20,910,000	20,910,000
Missouri St Health & Edl Facs (Ascension Health Credit Group Proj.) 2.94% 11/15/2026 VRDN (b)	2,565,000	2,565,000
Missouri St Health & Edl Hlth (Bjc Health System Proj.) 2.82% 5/15/2038 VRDN (b)	28,600,000	28,600,000
TOTAL MISSOURI		58,800,000
Nebraska - 0.2%
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg 1994 Adopted July 1, 1994 Sf Mbs Open Proj.) 2.85% 3/1/2049 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)	10,115,000	10,115,000
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg 1994 Adopted July 1, 1994 Sf Mbs Open Proj.) Series 2017 C, 2.85% 9/1/2047 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)	11,145,000	11,145,000
TOTAL NEBRASKA		21,260,000
Nevada - 0.2%
Clark Cnty NV Arpt Rev 2.85% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	12,785,000	12,785,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) 2.95% 12/1/2039, LOC Bank of America NA VRDN (b)	3,070,000	3,070,000
TOTAL NEVADA		15,855,000
New Hampshire - 0.2%
National Fin Auth N H Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 2.94% 11/1/2064, LOC Truist Bank VRDN (b)	16,800,000	16,800,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 2.92% 1/19/2027 VRDN (b)(c)(f)	7,300,000	7,300,000
New York - 4.8%
City of New York NY Gen. Oblig. Series 2013 A 4, 2.75% 10/1/2041 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	17,820,000	17,820,000
City of New York NY Gen. Oblig. Series 2013A5, 2.85% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	29,570,000	29,570,000
City of New York NY Gen. Oblig. Series 2014 D 5, 2.85% 8/1/2041, LOC PNC Bank NA VRDN (b)	29,370,000	29,370,000
City of New York NY Gen. Oblig. Series 2017 A 4, 3.09% 8/1/2044 (Liquidity Facility Citibank NA) VRDN (b)	22,420,000	22,420,000
City of New York NY Gen. Oblig. Series FISCAL 2014 I SUBI 3, 2.85% 3/1/2044 (Liquidity Facility Citibank NA) VRDN (b)	10,905,000	10,905,000
Metropolitan Transn Auth NY Rv Series 2005 E 2, 2.86% 11/1/2035, LOC Bank of America NA VRDN (b)	15,348,000	15,348,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 2.8% 11/1/2032, LOC TD Bank NA VRDN (b)	22,540,000	22,540,000
New York NY City Health & Hosp 2.95% 2/15/2031, LOC TD Bank NA VRDN (b)	12,020,000	12,020,000
New York NY City Transitional Fin Auth Rev Series 2018 C 6, 2.85% 5/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	94,375,000	94,375,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.85% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	43,875,000	43,875,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Rockrose Development Proj.) 2.9% 4/15/2036, LOC Fannie Mae VRDN (b)	26,700,000	26,700,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2038 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	29,685,000	29,685,000
New York NY Cty Muni Wtr Fin Auth 2.92% 6/15/2033 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	14,000,000	14,000,000
New York NY Cty Muni Wtr Fin Auth Series 2013 AA 1, 2.85% 6/15/2046 (Liquidity Facility PNC Bank NA) VRDN (b)	10,665,000	10,665,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 2.87% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	17,255,000	17,255,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 2.85% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	32,580,000	32,580,000
New York NY Cty Muni Wtr Fin Auth Series 2017 BB 3, 2.87% 6/15/2049 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	19,775,000	19,775,000
New York St Hsg Fin Agy Rev (326 Riverdale Owners Llc Proj.) 2.9% 11/1/2041, LOC Bank of America NA VRDN (b)	2,500,000	2,500,000
New York St Hsg Fin Agy Rev (Clinton Park Development Llc Proj.) Series 2010A, 2.92% 11/1/2044, LOC Freddie Mac Non Gold Pool VRDN (b)	7,250,000	7,250,000
New York St Hsg Fin Agy Rev (Mount Sinai Medical Center, Ny Proj.) 2.8% 5/1/2044, LOC TD Bank NA VRDN (b)	9,850,000	9,850,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.8% 5/15/2039, LOC Fannie Mae VRDN (b)	15,200,000	15,200,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.9% 5/15/2041, LOC Fannie Mae VRDN (b)	13,250,000	13,250,000
TOTAL NEW YORK		496,953,000
North Carolina - 0.5%
Durham Cnty NC Indl Facs & Pollution Ctl Fing Auth Rev (Research Triangle Institute Proj.) Series 2007, 2.9% 9/1/2037, LOC TD Bank NA VRDN (b)	20,995,000	20,995,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.96% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	7,035,000	7,035,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 2.93% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (b)	21,590,000	21,590,000
Raleigh Durham NC Arpt Auth Arpt Rev Series 2008C, 2.83% 5/1/2036, LOC TD Bank NA VRDN (b)	3,170,000	3,170,000
TOTAL NORTH CAROLINA		52,790,000
Ohio - 5.2%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 2.8% 5/1/2036, LOC TD Bank NA VRDN (b)	62,445,000	62,445,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.91% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	4,400,000	4,400,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2013A, 2.9% 11/1/2036 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	11,460,000	11,460,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2017 B, 2.9% 11/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	22,180,000	22,180,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2011C, 2.8% 11/15/2033 VRDN (b)	32,740,000	32,740,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2018 D, 2.89% 5/15/2053 VRDN (b)	25,275,000	25,275,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.85% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	72,785,000	72,785,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.85% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	42,650,000	42,650,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 2.87% 5/15/2037 VRDN (b)	18,740,000	18,740,000
Hamilton Cnty OH Hosp Facs Rev (Christ Hospital, Oh Proj.) 2.85% 6/1/2027, LOC PNC Bank NA VRDN (b)	1,300,000	1,300,000
Montgomery Cnty OH Hosp Rev (Premier Health Partners Proj.) Series 2019 B, 2.85% 11/15/2045, LOC PNC Bank NA VRDN (b)	42,270,000	42,270,000
Ohio St Adult Correctional Cap Facs (Ohio St Proj.) Series 2019 C, 2.8% 10/1/2039 VRDN (b)	36,000,000	36,000,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.85% 1/15/2047, LOC PNC Bank NA VRDN (b)	6,655,000	6,655,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021D, 2.8% 1/15/2051, LOC US Bank NA/Cincinnati OH VRDN (b)	22,700,000	22,700,000
Ohio St Spl Oblig (Ohio St Proj.) Series 2022 B, 2.8% 12/1/2041 VRDN (b)	2,400,000	2,400,000
Ohio St Univ Gen Rcpts Series 2023 A1, 2.8% 6/1/2043 VRDN (b)	44,135,000	44,135,000
Ohio St Univ Gen Rcpts Series 2023 D1, 2.95% 12/1/2035 VRDN (b)	70,305,000	70,305,000
Ohio St Univ Gen Rcpts Series 2023 D2, 2.8% 12/1/2039 VRDN (b)	4,700,000	4,700,000
Ohio St Univ Gen Rcpts Series 2023 D2, 2.8% 12/1/2044 VRDN (b)	13,500,000	13,500,000
TOTAL OHIO		536,640,000
Pennsylvania - 1.6%
Allegheny Cnty PA Ida Rev (Watson Institute Proj.) 2.95% 8/1/2040, LOC PNC Bank NA VRDN (b)	2,300,000	2,300,000
Delaware Valley Regl Fin Auth PA Local Gov Rev Gen. Oblig. Series 2020D, 2.8% 11/1/2055, LOC TD Bank NA VRDN (b)	47,360,000	47,360,000
Delaware Valley Regl Fin Auth PA Local Gov Rev Series 2022E, 2.8% 3/1/2052, LOC TD Bank NA VRDN (b)	30,290,000	30,290,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 2.95% 12/1/2039, LOC PNC Bank NA VRDN (b)	7,400,000	7,400,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 2.9% 8/15/2031, LOC Fannie Mae VRDN (b)	7,075,000	7,075,000
Pennsylvania St Higher Edl Rev (Susquehanna University Proj.) 2.85% 5/1/2031, LOC PNC Bank NA VRDN (b)	2,300,000	2,300,000
Pennsylvania St Higher Edl Rev (Univ Of Penn Health Systems Proj.) 2.82% 1/1/2038, LOC Bank of America NA VRDN (b)	36,745,000	36,745,000
Philadelphia PA Ath Indv Leas (Philadelphia Pa Proj.) 2.84% 10/1/2030, LOC TD Bank NA VRDN (b)	4,335,000	4,335,000
Philadelphia PA Gen. Oblig. 2.82% 8/1/2031, LOC Barclays Bank PLC VRDN (b)	29,720,000	29,720,000
TOTAL PENNSYLVANIA		167,525,000
Rhode Island - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) 2.8% 6/1/2035, LOC TD Bank NA VRDN (b)	19,505,000	19,505,000
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (New England Institute Of Technology Proj.) 2.96% 3/1/2034, LOC TD Bank NA VRDN (b)	1,495,000	1,495,000
TOTAL RHODE ISLAND		21,000,000
Tennessee - 0.0%
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 3.12% 6/1/2036, LOC Truist Bank VRDN (b)	1,210,000	1,210,000
Montgomery Cnty TN Pub Bldg Au 3% 9/1/2029, LOC Bank of America NA VRDN (b)	400,000	400,000
TOTAL TENNESSEE		1,610,000
Texas - 7.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 2.75% 7/1/2054 VRDN (b)	50,800,000	50,800,000
Harris Cnty TX Hosp Dist Rev 2.92% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	22,280,000	22,280,000
Houston TX Util Sys Rev 3.07% 5/15/2034 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	24,000,000	24,000,000
Houston TX Util Sys Rev 3.07% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (b)	48,900,000	48,900,000
Houston TX Util Sys Rev 3.07% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	25,025,000	25,025,000
Houston TX Util Sys Rev 3.07% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	17,340,000	17,340,000
Houston TX Util Sys Rev 3.07% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	7,150,000	7,150,000
Houston TX Util Sys Rev Series 2012 A, 3.07% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (b)	50,245,000	50,245,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.74% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	44,800,000	44,800,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.75% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (b)	700,000	700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.65% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	105,500,000	105,500,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.74% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	46,440,000	46,440,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.75% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,100,000	4,100,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 2.75% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,200,000	4,200,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) 2.85% 7/1/2047, LOC TD Bank NA VRDN (b)	17,975,000	17,975,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) 2.85% 7/1/2047, LOC TD Bank NA VRDN (b)	13,620,000	13,620,000
Texas State Gen. Oblig. 2.9% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	14,490,000	14,490,000
Texas State Gen. Oblig. 2.9% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,585,000	12,585,000
Texas State Gen. Oblig. 2.9% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	36,585,000	36,585,000
Texas State Gen. Oblig. 2.9% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	7,100,000	7,100,000
Texas State Gen. Oblig. 2.9% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	36,685,000	36,685,000
Texas State Gen. Oblig. 2.9% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	13,060,000	13,060,000
Texas State Gen. Oblig. 2.9% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	82,800,000	82,800,001
Texas State Gen. Oblig. Series 2017, 3% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	34,600,000	34,600,000
TOTAL TEXAS		720,980,001
Virginia - 0.8%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 2.9% 5/15/2042 VRDN (b)	18,230,000	18,230,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 2.9% 5/15/2033 VRDN (b)	8,370,000	8,370,000
Harrisonburg VA Economic Dev Auth Health Care Facs Rev (Sentara Healthcare Proj.) Series 2023, 2.8% 8/15/2046, LOC US Bank NA/Cincinnati OH VRDN (b)	41,415,000	41,415,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) 2.77% 11/1/2034 VRDN (b)	12,155,000	12,155,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2016 B, 2.75% 11/1/2034 VRDN (b)	5,725,000	5,725,000
TOTAL VIRGINIA		85,895,000
Washington - 0.3%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 2.99% 10/1/2029, LOC Bank of America NA VRDN (b)	14,700,000	14,700,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.9% 12/15/2044, LOC Fannie Mae VRDN (b)	3,700,000	3,700,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.9% 12/15/2044, LOC Fannie Mae VRDN (b)	200,000	200,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 3.31% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (b)	14,500,000	14,500,000
TOTAL WASHINGTON		33,100,000
West Virginia - 0.1%
West VI St Hosp Fin Auth Rev (Charleston Area Med Ctr Proj.) 3.02% 9/1/2037, LOC Truist Bank VRDN (b)	450,000	450,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia Univ Hospital Proj.) Series 2018 C, 2.84% 6/1/2034, LOC TD Bank NA VRDN (b)	9,390,000	9,390,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia Univ Hospital Proj.) Series 2018 D, 2.85% 6/1/2041, LOC PNC Bank NA VRDN (b)	2,465,000	2,465,000
TOTAL WEST VIRGINIA		12,305,000
Wisconsin - 0.5%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership 1987 Adopted May 8, 1987 Sf Wl Open Go Proj.) Series 2021B, 2.85% 3/1/2041 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	23,600,000	23,600,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership 1987 Adopted May 8, 1987 Sf Wl Open Go Proj.) Series 2022B, 2.85% 9/1/2047 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	22,500,000	22,500,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership 1988 Adopted May 20, 1988 Sf Wl Open Go Proj.) Series 2017D, 2.85% 9/1/2037 (Liquidity Facility Royal Bank of Canada) VRDN (b)	3,945,000	3,945,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership 1988 Adopted May 20, 1988 Sf Wl Open Go Proj.) Series 2019 B, 2.85% 3/1/2043 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	5,100,000	5,100,000
TOTAL WISCONSIN		55,145,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,838,422,942)		4,838,422,942

Commercial Paper - 3.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 2.83% 4/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.83	5,000,000	5,000,000
Austin TX Util Sys Rev 2.9% 6/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.90	22,270,000	22,270,000
Board of Regents of the University of Texas System 2.87% 5/19/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.87	18,100,000	18,100,000
Board of Regents of the University of Texas System 2.87% 8/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.87	18,100,000	18,100,000
Board of Regents of the University of Texas System 2.9% 7/15/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	18,300,000	18,300,000
Board of Regents of the University of Texas System 2.9% 8/21/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	17,900,000	17,900,000
Board of Regents of the University of Texas System 2.92% 7/10/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.92	8,000,000	8,000,000
Board of Regents of the University of Texas System 2.94% 8/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.94	4,000,000	4,000,000
Board of Regents of the University of Texas System 2.94% 8/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.94	12,236,000	12,236,000
Board of Regents of the University of Texas System 3.1% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	7,100,000	7,100,000
Board of Regents of the University of Texas System 3.1% 5/28/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	10,000,000	10,000,000
Board of Regents of the University of Texas System 3.12% 4/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.12	4,735,000	4,735,000
Board of Regents of the University of Texas System 3.13% 4/8/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.13	4,730,000	4,730,000
Board of Regents of the University of Texas System 3.15% 4/9/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	7,100,000	7,100,000
City of Philadelphia PA Water & Wastewater Revenue 2.9% 5/20/2025, LOC Toronto Dominion Bank CP	2.90	3,800,000	3,800,000
District Columbia 2.87% 4/2/2025, LOC Barclays Bank PLC CP	2.87	10,100,000	10,100,000
Fort Bend TX Indpt Sch Dist 2.9% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.90	10,000,000	10,000,000
Fort Bend TX Indpt Sch Dist 2.97% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.97	17,200,000	17,200,000
Fort Bend TX Indpt Sch Dist 2.99% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.99	4,300,000	4,300,000
Harris Cnty TX 2.91% 7/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.91	8,440,000	8,440,000
Harris Cnty TX 2.91% 7/2/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.91	1,500,000	1,500,000
Harris Cnty TX 2.97% 6/18/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.97	1,580,000	1,580,000
Harris Cnty TX 3% 7/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	3,530,000	3,530,000
Harris Cnty TX 3% 7/16/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.00	2,380,000	2,380,000
Harris Cnty TX 3% 7/16/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	3.00	3,600,000	3,600,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 2.98% 4/17/2025, LOC TD Bank NA CP	2.98	4,000,000	4,000,000
Michigan St Bldg Auth Rev 2.98% 5/15/2025, LOC JPMorgan Chase Bank NA CP	2.98	19,700,000	19,700,000
Omaha Public Power District 2.95% 6/17/2025 CP	2.95	7,150,000	7,150,000
Salt River Proj AZ Agric & Pwr 3.1% 6/5/2025 CP	3.10	22,700,000	22,700,000
Texas A&M Univ Perm Univ Fund 2.82% 6/4/2025 CP	2.82	18,600,000	18,600,000
University TX Perm Univ Fd 2.85% 8/14/2025 CP	2.85	5,300,000	5,300,000
University TX Perm Univ Fd 2.87% 7/24/2025 CP	2.87	13,900,000	13,900,000
University TX Perm Univ Fd 2.88% 8/27/2025 CP	2.88	18,200,000	18,200,000
Wisconsin St 2.95% 12/8/2025 CP	2.95	8,188,000	8,188,000
Wisconsin St 2.98% 12/11/2025 CP	2.98	32,400,000	32,400,000
Wisconsin St 3.3% 8/18/2025 CP	3.30	23,000,000	23,000,000
TOTAL COMMERCIAL PAPER (Cost $397,139,000)			397,139,000

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $1,430,787,333)	3.31	1,430,257,202	1,430,787,333

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $10,204,119,601)	10,204,119,601
NET OTHER ASSETS (LIABILITIES) - 0.6%	61,898,746
NET ASSETS - 100.0%	10,266,018,347

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,930,000 or 1.2% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,640,000 or 0.8% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multifamily Hsg Auth Chenana Apts Participating VRDN 3.15% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/24	1,500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN 3.15% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	5,300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 3.15% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	3,200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9187, 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24 - 10/10/24	4,600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9192, 3.15% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	10,700,000

Collin County Hsg Fin Corp Multi-family Participating VRDN 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	4,600,000

Delaware Multi Fam Hsg Rev Christiana Village Participating VRDN 3.15% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	2,800,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 2.99% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/25	15,010,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.99% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/25	2,700,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.15% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	2,595,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.95% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/04/23 - 5/24/24	11,320,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.15% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/04/24	3,500,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.15% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/24	2,150,000

NY Dorm Auth Royal Charter Properties Participating VRDN Series 2025 MIZ9208, 3.15% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/25	16,885,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.15% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	1,405,000

Port Auth NY & NJ 2.92% 1/19/2027 VRDN	7/15/20	7,300,000

Port of Morrow Series 2024 MS0026, 3.07% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/24	13,350,000

River Islands Pub Fing Auth Participating VRDN 3.15% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	7,600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.15% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24 - 10/10/24	7,415,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	972,774,249	5,487,140,382	5,029,127,298	36,672,650	-	-	1,430,787,333	1,430,257,202	69.2%
Total	972,774,249	5,487,140,382	5,029,127,298	36,672,650	-	-	1,430,787,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Tax-Exempt Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,773,332,268)	$8,773,332,268
Fidelity Central Funds (cost $1,430,787,333)	1,430,787,333

Total Investment in Securities (cost $10,204,119,601)		$10,204,119,601
Cash		264,811
Receivable for investments sold		59,655,000
Receivable for fund shares sold		57,507,457
Interest receivable		55,011,264
Distributions receivable from Fidelity Central Funds		3,217,007
Prepaid expenses		3,936
Receivable from investment adviser for expense reductions		248,529
Other receivables		2,907
Total assets		10,380,030,512
Liabilities
Payable for investments purchased
Regular delivery	$7,199,062
Delayed delivery	36,271,186
Payable for fund shares redeemed	64,284,951
Distributions payable	4,463,230
Accrued management fee	1,155,879
Distribution and service plan fees payable	4,963
Other affiliated payables	562,843
Other payables and accrued expenses	70,051
Total liabilities		114,012,165
Net Assets		$10,266,018,347
Net Assets consist of:
Paid in capital		$10,265,390,204
Total accumulated earnings (loss)		628,143
Net Assets		$10,266,018,347

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($10,215,153,875 ÷ 10,210,118,061 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($10,204,935 ÷ 10,200,720 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($11,909,396 ÷ 11,905,734 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($28,750,141 ÷ 28,733,572 shares)		$1.00
Statement of Operations
Year ended March 31, 2025
Investment Income
Interest		$270,319,448
Income from Fidelity Central Funds		36,672,650
Total income		306,992,098
Expenses
Management fee	$13,335,920
Transfer agent fees	5,715,394
Distribution and service plan fees	56,777
Accounting fees and expenses	780,468
Custodian fees and expenses	81,174
Independent trustees' fees and expenses	24,300
Registration fees	316,814
Audit fees	42,773
Legal	4,108
Miscellaneous	19,851
Total expenses before reductions	20,377,579
Expense reductions	(3,164,235)
Total expenses after reductions		17,213,344
Net Investment income (loss)		289,778,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,075)
Total net realized gain (loss)		(27,075)
Net increase in net assets resulting from operations		$289,751,679
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289,778,754	$235,851,006
Net realized gain (loss)	(27,075)	152,049
Net increase in net assets resulting from operations	289,751,679	236,003,055
Distributions to shareholders	(289,748,051)	(235,747,944)

Share transactions - net increase (decrease)	1,712,936,513	2,240,442,601
Total increase (decrease) in net assets	1,712,940,141	2,240,697,712

Net Assets
Beginning of period	8,553,078,206	6,312,380,494
End of period	$10,266,018,347	$8,553,078,206

Financial Highlights
Tax-Exempt Portfolio Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.031	.033	.017	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.031	.033	.017	- B	.001
Distributions from net investment income	(.031)	(.033)	(.017)	- B	(.001)
Total distributions	(.031)	(.033)	(.017)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.10%	3.33%	1.72%	.03%	.12%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.10%	.17%
Expenses net of all reductions	.18%	.18%	.18%	.10%	.17%
Net investment income (loss)	3.04%	3.28%	1.73%	.03%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$10,215,154	$8,509,328	$6,275,122	$4,456,840	$4,748,272

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Class II

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.029	.031	.016	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.029	.031	.016	- B	.001
Distributions from net investment income	(.029)	(.031)	(.016)	- B	(.001)
Total distributions	(.029)	(.031)	(.016)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.95%	3.17%	1.57%	.02%	.06%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.11%	.21%
Expenses net of all reductions	.33%	.33%	.33%	.11%	.21%
Net investment income (loss)	2.89%	3.13%	1.58%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$10,205	$14,805	$17,089	$394	$394

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Class III

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	.030	.015	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.028	.030	.015	- B	- B
Distributions from net investment income	(.028)	(.030)	(.015)	- B	- B
Total distributions	(.028)	(.030)	(.015)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.85%	3.07%	1.46%	.01%	.05%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.47%	.47%	.48%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.13%	.23%
Expenses net of all reductions	.43%	.43%	.43%	.13%	.23%
Net investment income (loss)	2.79%	3.04%	1.48%	(.01)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$11,909	$3,971	$5,624	$6,669	$1,655

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Select Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.030	.032	.017	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.030	.032	.017	- B	.001
Distributions from net investment income	(.030)	(.032)	(.017)	- B	(.001)
Total distributions	(.030)	(.032)	(.017)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.05%	3.28%	1.67%	.02%	.09%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.10%	.19%
Expenses net of all reductions	.23%	.23%	.23%	.10%	.19%
Net investment income (loss)	2.99%	3.23%	1.68%	.03%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$28,750	$24,974	$14,545	$1,072	$2,576

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$820,171
Treasury Portfolio	568,009
Government Portfolio	2,008,420
Money Market Portfolio	1,309,055

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Treasury Only Portfolio	104,901,880,962	-	-	-
Treasury Portfolio	68,991,707,311	-	-	-
Government Portfolio	231,759,808,700	-	-	-
Money Market Portfolio	152,314,919,820	-	-	-
Tax-Exempt Portfolio	10,204,119,601	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Treasury Only Portfolio	-	520,710	-	-
Treasury Portfolio	-	191,480	(75,941)	-
Government Portfolio	-	10,860,813	(641,931)	-
Money Market Portfolio	-	1,300,572	-	-
Tax-Exempt Portfolio	652,367	-	(24,226)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Treasury Portfolio	-	(75,941)	(75,941)
Government Portfolio	-	(641,931)	(641,931)
Tax-Exempt Portfolio	(24,226)	-	(24,226)

The tax character of distributions paid was as follows:

March 31, 2025
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	4,059,937,985	4,059,937,985
Treasury Portfolio	-	3,122,073,631	3,122,073,631
Government Portfolio	-	10,069,673,682	10,069,673,682
Money Market Portfolio	-	6,585,351,666	6,585,351,666
Tax-Exempt Portfolio	289,748,051	-	289,748,051

March 31, 2024
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	2,834,992,604	2,834,992,604
Treasury Portfolio	-	3,002,772,109	3,002,772,109
Government Portfolio	-	9,467,183,554	9,467,183,554
Money Market Portfolio	-	5,846,435,709	5,846,435,709
Tax-Exempt Portfolio	235,747,944	-	235,747,944

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Funds' financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees ($)	Retained by FDC ($)
Treasury Only Portfolio:
Class II	4,142,299	22,261
Class III	8,357,065	24,864
Class IV	6,616,192	26,432
Select Class	1,086,377	2,809
	20,201,933	76,366
Treasury Portfolio:
Class II	1,086,945	4,822
Class III	11,129,937	33,477
Class IV	4,308,514	11,216
Select Class	140,073	589
	16,665,469	50,104
Government Portfolio:
Class II	2,185,466	2,162
Class III	15,609,984	51,544
Select Class	110,128	479
	17,905,578	54,185
Money Market Portfolio:
Class II	139,577	12,119
Class III	48,783	3
Select Class	22,449	11
	210,809	12,133
Tax-Exempt Portfolio:
Class II	18,454	110
Class III	24,446	19
Select Class	13,877	56
	56,777	185

Transfer Agent Fees.  Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$ 12,986,805
Class II	1,656,919
Class III	2,005,696
Class IV	793,943
Select Class	1,303,653
Institutional Class	16,445,654
$35,192,670
Treasury Portfolio
Class I	$14,999,560
Class II	434,778
Class III	2,671,185
Class IV	517,022
Select Class	168,088
Institutional Class	10,294,116
$29,084,749
Government Portfolio
Class I	$28,192,428
Class II	874,186
Class III	3,746,396
Select Class	132,153
Institutional Class	46,506,465
$79,451,628
Money Market Portfolio
Class I	$35,618,304
Class II	55,831
Class III	11,708
Select Class	26,939
Institutional Class	22,914,132
$58,626,914
Tax-Exempt Portfolio
Class I	$5,685,493
Class II	7,381
Class III	5,867
Select Class	16,653
$5,715,394

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	-A
Treasury Portfolio	-A
Government Portfolio	-A
Money Market Portfolio	-A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Money Market Portfolio	Lender	23,046,471	5.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	181,134,414	383,805,000	-

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Government Portfolio	11,212
5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Treasury Only Portfolio
Class I	.18%	6,531,850
Class II	.33%	846,136
Class III	.43%	1,004,802
Class IV	.68%	404,945
Select Class	.23%	655,967
Institutional Class	.14%	21,955,009
Treasury Portfolio
Class I	.18%	6,660,275
Class II	.33%	194,846
Class III	.43%	1,201,489
Class IV	.68%	229,145
Select Class	.23%	75,931
Institutional Class	.14%	12,554,309
Government Portfolio
Class I	.18%	12,319,371
Class II	.33%	374,389
Class III	.43%	1,642,468
Select Class	.23%	58,304
Institutional Class	.14%	56,011,597
Money Market Portfolio
Class I	.18%	16,799,514
Class II	.33%	25,693
Class III	.43%	5,550
Select Class	.23%	12,650
Institutional Class	.14%	29,215,406
Tax-Exempt Portfolio
Class I	.18%	3,140,252
Class II	.33%	4,088
Class III	.43%	3,273
Select Class	.23%	9,200

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Treasury Portfolio	68,846
Tax-Exempt Portfolio	7,422
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025	Year ended March 31, 2024
Treasury Only Portfolio
Distributions to shareholders
Class I	$1,019,044,803	$749,751,911
Class II	126,040,183	114,829,722
Class III	150,838,591	128,732,059
Class IV	56,450,918	40,233,294
Select Class	101,629,267	70,444,421
Institutional Class	2,605,934,223	1,731,001,197
Total	$4,059,937,985	$2,834,992,604
Treasury Portfolio
Distributions to shareholders
Class I	$1,188,576,846	$1,131,882,647
Class II	33,504,089	32,034,003
Class III	200,638,261	183,585,091
Class IV	36,943,587	42,659,510
Select Class	13,145,603	13,458,075
Institutional Class	1,649,265,245	1,599,152,783
Total	$3,122,073,631	$3,002,772,109
Government Portfolio
Distributions to shareholders
Class I	$2,236,625,600	$ 2,087,261,026
Class II	67,763,801	70,272,098
Class III	281,936,677	263,368,937
Select Class	10,368,906	10,503,721
Institutional Class	7,472,978,698	7,035,777,772
Total	$10,069,673,682	$9,467,183,554
Money Market Portfolio
Distributions to shareholders
Class I	$2,863,051,260	$2,547,511,841
Class II	4,434,009	4,147,033
Class III	892,012	997,141
Select Class	2,150,474	3,046,861
Institutional Class	3,714,823,911	3,290,732,833
Total	$6,585,351,666	$5,846,435,709
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$288,287,059	$234,515,659
Class II	362,204	483,504
Class III	264,343	111,539
Select Class	834,445	637,242
Total	$289,748,051	$235,747,944
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2024
Treasury Only Portfolio
Class I
Shares sold	50,922,794,921	37,395,469,260	$50,922,794,921	$37,395,469,260
Reinvestment of distributions	575,457,234	451,131,515	575,457,234	451,131,515
Shares redeemed	(42,865,643,744)	(34,387,976,182)	(42,865,643,744)	(34,387,976,182)
Net increase (decrease)	8,632,608,411	3,458,624,593	$8,632,608,411	$3,458,624,593
Class II
Shares sold	9,702,559,249	7,939,989,138	$9,702,559,249	$7,939,989,138
Reinvestment of distributions	12,691,493	4,103,574	12,691,493	4,103,574
Shares redeemed	(9,223,753,974)	(7,414,325,568)	(9,223,753,974)	(7,414,325,568)
Net increase (decrease)	491,496,768	529,767,144	$491,496,768	$529,767,144
Class III
Shares sold	6,846,823,240	6,498,298,568	$6,846,823,240	$6,498,298,568
Reinvestment of distributions	33,011,749	31,120,026	33,011,749	31,120,026
Shares redeemed	(6,393,596,720)	(6,085,723,778)	(6,393,596,720)	(6,085,723,778)
Net increase (decrease)	486,238,269	443,694,816	$486,238,269	$443,694,816
Class IV
Shares sold	4,377,066,958	4,096,094,111	$4,377,066,958	$4,096,094,111
Reinvestment of distributions	56,363,977	40,226,721	56,363,977	40,226,721
Shares redeemed	(4,605,206,149)	(3,553,468,870)	(4,605,206,149)	(3,553,468,870)
Net increase (decrease)	(171,775,214)	582,851,962	$(171,775,214)	$582,851,962
Select Class
Shares sold	3,340,496,250	2,444,778,813	$3,340,496,250	$2,444,778,813
Reinvestment of distributions	69,899,146	33,115,226	69,899,146	33,115,226
Shares redeemed	(2,866,440,293)	(1,787,402,042)	(2,866,440,293)	(1,787,402,042)
Net increase (decrease)	543,955,103	690,491,997	$543,955,103	$690,491,997
Institutional Class
Shares sold	133,886,861,875	84,060,435,649	$133,886,861,922	$84,060,435,649
Reinvestment of distributions	1,820,791,076	1,155,891,924	1,820,791,076	1,155,891,925
Shares redeemed	(117,118,292,774)	(69,680,459,181)	(117,118,292,773)	(69,680,459,181)
Net increase (decrease)	18,589,360,177	15,535,868,392	$18,589,360,225	$15,535,868,393
Treasury Portfolio
Class I
Shares sold	102,230,349,767	93,821,352,395	$102,230,349,767	$93,821,352,395
Reinvestment of distributions	406,047,922	434,698,800	406,047,922	434,698,800
Shares redeemed	(99,271,784,037)	(94,227,635,506)	(99,271,784,037)	(94,227,635,506)
Net increase (decrease)	3,364,613,652	28,415,689	$3,364,613,652	$28,415,689
Class II
Shares sold	1,170,445,319	1,707,480,980	$1,170,445,319	$1,707,480,980
Reinvestment of distributions	14,936,625	14,934,360	14,936,625	14,934,360
Shares redeemed	(1,226,193,758)	(1,470,955,955)	(1,226,193,758)	(1,470,955,955)
Net increase (decrease)	(40,811,814)	251,459,385	$(40,811,814)	$251,459,385
Class III
Shares sold	12,939,975,380	11,352,564,188	$12,939,976,380	$11,352,563,188
Reinvestment of distributions	28,583,081	23,728,457	28,583,081	23,728,457
Shares redeemed	(11,903,492,375)	(10,428,267,732)	(11,903,492,375)	(10,428,267,732)
Net increase (decrease)	1,065,066,086	948,024,913	$1,065,067,086	$948,023,913
Class IV
Shares sold	1,632,022,673	1,485,518,305	$1,632,022,673	$1,485,518,305
Reinvestment of distributions	270,322	974,631	270,322	974,631
Shares redeemed	(1,602,251,181)	(1,591,017,594)	(1,602,251,181)	(1,591,017,594)
Net increase (decrease)	30,041,814	(104,524,658)	$30,041,814	$(104,524,658)
Select Class
Shares sold	1,467,826,659	1,030,994,249	$1,467,826,659	$1,030,994,249
Reinvestment of distributions	4,068,725	6,723,961	4,068,725	6,723,961
Shares redeemed	(1,432,057,170)	(992,555,786)	(1,432,057,170)	(992,555,786)
Net increase (decrease)	39,838,214	45,162,424	$39,838,214	$45,162,424
Institutional Class
Shares sold	136,174,310,445	137,892,986,564	$136,174,310,438	$137,892,986,564
Reinvestment of distributions	1,115,628,129	1,128,139,467	1,115,628,129	1,128,139,467
Shares redeemed	(135,681,441,830)	(138,500,483,754)	(135,681,441,830)	(138,500,483,754)
Net increase (decrease)	1,608,496,744	520,642,277	$1,608,496,737	$520,642,277
Government Portfolio
Class I
Shares sold	359,922,157,618	355,865,809,909	$359,922,157,617	$355,865,809,909
Reinvestment of distributions	834,768,220	749,543,514	834,768,221	749,543,514
Shares redeemed	(349,867,503,003)	(359,253,361,276)	(349,867,503,003)	(359,253,361,276)
Net increase (decrease)	10,889,422,835	(2,638,007,853)	$10,889,422,835	$(2,638,007,853)
Class II
Shares sold	3,513,518,446	3,802,126,544	$3,513,518,446	$3,802,126,544
Reinvestment of distributions	3,516,237	2,907,876	3,516,237	2,907,876
Shares redeemed	(3,449,624,852)	(3,430,422,576)	(3,449,624,852)	(3,430,422,576)
Net increase (decrease)	67,409,831	374,611,844	$67,409,831	$374,611,844
Class III
Shares sold	17,391,930,763	14,237,131,597	$17,391,930,763	$14,237,131,597
Reinvestment of distributions	81,942,598	79,308,950	81,942,598	79,308,950
Shares redeemed	(16,347,070,382)	(12,791,629,363)	(16,347,070,382)	(12,791,629,363)
Net increase (decrease)	1,126,802,979	1,524,811,184	$1,126,802,979	$1,524,811,184
Select Class
Shares sold	538,605,087	588,167,305	$538,605,087	$588,167,305
Reinvestment of distributions	7,353,745	7,947,042	7,353,745	7,947,042
Shares redeemed	(507,878,044)	(597,224,218)	(507,878,044)	(597,224,218)
Net increase (decrease)	38,080,788	(1,109,871)	$38,080,788	$(1,109,871)
Institutional Class
Shares sold	770,537,657,060	672,624,740,509	$770,537,657,060	$672,624,740,508
Reinvestment of distributions	4,992,507,729	4,656,989,417	4,992,507,729	4,656,989,418
Shares redeemed	(761,364,961,248)	(649,872,753,582)	(761,364,961,248)	(649,872,753,581)
Net increase (decrease)	14,165,203,541	27,408,976,344	$14,165,203,541	$27,408,976,345
Money Market Portfolio
Class I
Shares sold	72,286,546,683	64,264,388,963	$72,286,546,683	$64,264,388,963
Reinvestment of distributions	2,488,933,459	2,175,868,877	2,488,933,459	2,175,868,877
Shares redeemed	(64,304,155,419)	(52,890,840,493)	(64,304,155,419)	(52,890,840,493)
Net increase (decrease)	10,471,324,723	13,549,417,347	$10,471,324,723	$13,549,417,347
Class II
Shares sold	135,738,644	79,006,580	$135,738,644	$79,006,580
Reinvestment of distributions	4,206,875	3,962,996	4,206,875	3,962,996
Shares redeemed	(146,637,375)	(77,881,762)	(146,637,375)	(77,881,762)
Net increase (decrease)	(6,691,856)	5,087,814	$(6,691,856)	$5,087,814
Class III
Shares sold	13,787,298	16,417,731	$13,787,298	$16,417,731
Reinvestment of distributions	644,304	859,578	644,304	859,578
Shares redeemed	(9,666,763)	(30,543,111)	(9,666,763)	(30,543,111)
Net increase (decrease)	4,764,839	(13,265,802)	$4,764,839	$(13,265,802)
Select Class
Shares sold	58,704,442	109,021,047	$58,704,442	$109,021,047
Reinvestment of distributions	1,741,392	2,166,208	1,741,392	2,166,208
Shares redeemed	(68,291,844)	(98,615,032)	(68,291,844)	(98,615,032)
Net increase (decrease)	(7,846,010)	12,572,223	$(7,846,010)	$12,572,223
Institutional Class
Shares sold	86,851,174,853	77,480,842,573	$86,851,175,844	$77,480,841,573
Reinvestment of distributions	3,513,834,074	3,112,537,171	3,513,834,074	3,112,537,171
Shares redeemed	(78,405,142,110)	(64,278,062,899)	(78,405,142,105)	(64,278,062,902)
Net increase (decrease)	11,959,866,817	16,315,316,845	$11,959,867,813	$16,315,315,842
Tax-Exempt Portfolio
Class I
Shares sold	19,293,323,458	16,867,519,670	$19,293,322,303	$16,867,520,670
Reinvestment of distributions	229,762,763	184,776,910	229,762,763	184,776,910
Shares redeemed	(17,817,263,754)	(14,818,347,560)	(17,817,263,753)	(14,818,347,560)
Net increase (decrease)	1,705,822,467	2,233,949,020	$1,705,821,313	$2,233,950,020
Class II
Shares sold	366,623	685,339	$366,623	$685,339
Reinvestment of distributions	362,204	457,357	362,204	457,357
Shares redeemed	(5,325,959)	(3,421,992)	(5,325,959)	(3,421,992)
Net increase (decrease)	(4,597,132)	(2,279,296)	$(4,597,132)	$(2,279,296)
Class III
Shares sold	14,690,909	3,576,493	$14,690,909	$3,576,493
Reinvestment of distributions	626	47,394	626	47,394
Shares redeemed	(6,755,621)	(5,274,632)	(6,755,621)	(5,274,632)
Net increase (decrease)	7,935,914	(1,650,745)	$7,935,914	$(1,650,745)
Select Class
Shares sold	49,411,137	45,499,878	$49,411,137	$45,499,878
Reinvestment of distributions	775,280	539,255	775,280	539,255
Shares redeemed	(46,409,999)	(35,616,511)	(46,409,999)	(35,616,511)
Net increase (decrease)	3,776,418	10,422,622	$3,776,418	$10,422,622
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Treasury Only Portfolio	99.63%
Treasury Portfolio	53.00%
Government Portfolio	54.96%
Money Market Portfolio	13.55%
The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$3,910,209,088
Treasury Portfolio	$2,984,368,795
Government Portfolio	$9,615,213,616
Money Market Portfolio	$5,266,891,768

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$4,059,937,984
Treasury Portfolio	$3,122,073,632
Government Portfolio	$10,069,673,683
Money Market Portfolio	$6,585,351,666

During fiscal year ended 2025, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.701843.127
IMM-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025